UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-06312

The Lazard Funds, Inc.

(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza

New York, New York 10112

(Address of principal executive offices) (Zip code)

Nathan A. Paul, Esq.

Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2016

Item 1. Schedule of Investments.

The Lazard Funds, Inc. Portfolios of Investments March 31, 2016 (unaudited)

Description	Shares	Value
Lazard US Equity Concentrated Portfolio
Common Stocks | 92.0%
Beverages | 4.9%
Molson Coors Brewing Co., Class B	513,637	$49,401,607
Commercial Services & Supplies | 6.5%
Copart, Inc. (a)	1,604,295	65,407,107
Communications Equipment | 6.7%
Cisco Systems, Inc.	2,376,695	67,664,507
Diversified Consumer Services | 3.1%
Houghton Mifflin Harcourt Co. (a)	1,580,577	31,516,705
Food Products | 7.7%
Kellogg Co.	1,020,145	78,092,100
Hotels, Restaurants & Leisure | 4.9%
Norwegian Cruise Line Holdings, Ltd. (a)	894,970	49,482,891
Household Products | 4.9%
The Procter & Gamble Co.	596,800	49,122,608
Internet Software & Services | 12.9%
Alphabet, Inc., Class A (a)	109,777	83,748,873
eBay, Inc. (a)	1,931,275	46,080,222
		129,829,095
IT Services | 3.8%
Fidelity National Information Services, Inc.	609,375	38,579,531
Media | 4.5%
The Madison Square Garden Co. Class A (a)	276,275	45,961,109
Multiline Retail | 0.7%
J.C. Penney Co., Inc. (a)	614,345	6,794,656
Pharmaceuticals | 14.1%
Mallinckrodt PLC (a)	150,000	9,192,000
Pfizer, Inc.	1,897,367	56,237,958
Zoetis, Inc.	1,734,781	76,902,841
		142,332,799
Road & Rail | 4.1%
Union Pacific Corp.	518,075	41,212,866
Specialty Retail | 5.4%
Advance Auto Parts, Inc.	339,815	54,485,937
Technology Hardware, Storage & Peripherals | 4.9%
Apple, Inc.	450,332	49,081,685
Textiles, Apparel & Luxury Goods | 2.9%
Deckers Outdoor Corp. (a)	494,047	29,598,356
Total Common Stocks (Identified cost $861,522,985)		928,563,559
Description	Shares	Value
Short-Term Investment | 6.8%
State Street Institutional Treasury Money Market Fund (Identified cost $68,773,514)	68,773,514	$68,773,514
Total Investments | 98.8% (Identified cost $930,296,499) (b)		$997,337,073
Cash and Other Assets in Excess of Liabilities | 1.2%		11,655,262
Net Assets | 100.0%		$1,008,992,335

Description	Shares	Value
Lazard US Strategic Equity Portfolio
Common Stocks | 98.2%
Aerospace & Defense | 3.7%
Honeywell International, Inc.	24,918	$2,792,062
United Technologies Corp.	15,400	1,541,540
		4,333,602
Airlines | 0.5%
American Airlines Group, Inc.	14,075	577,216
Auto Components | 1.6%
Delphi Automotive PLC	25,725	1,929,890
Banks | 5.5%
Bank of America Corp.	234,550	3,171,116
Citigroup, Inc.	27,350	1,141,862
Wells Fargo & Co.	44,825	2,167,737
		6,480,715
Beverages | 2.8%
Molson Coors Brewing Co., Class B	34,060	3,275,891
Capital Markets | 1.2%
The Charles Schwab Corp.	49,300	1,381,386
Chemicals | 0.5%
Monsanto Co.	6,550	574,697
Commercial Services & Supplies | 2.0%
Copart, Inc. (a)	25,225	1,028,423
Tyco International PLC	36,400	1,336,244
		2,364,667
Communications Equipment | 4.0%
Cisco Systems, Inc.	162,575	4,628,510
Diversified Consumer Services | 1.1%
Houghton Mifflin Harcourt Co. (a)	62,900	1,254,226
Diversified Financial Services | 3.0%
CBOE Holdings, Inc.	18,775	1,226,571
Intercontinental Exchange, Inc.	9,875	2,322,007
		3,548,578
Electrical Equipment | 2.8%
Eaton Corp. PLC	29,900	1,870,544
Rockwell Automation, Inc.	12,450	1,416,187
		3,286,731
Energy Equipment & Services | 1.3%
Schlumberger, Ltd.	20,100	1,482,375
Food & Staples Retailing | 1.8%
CVS Health Corp.	19,830	2,056,966
Food Products | 3.0%
Kellogg Co.	46,075	3,527,041
Description	Shares	Value
Health Care Equipment & Supplies | 1.6%
Stryker Corp.	17,300	$1,856,117
Health Care Providers & Services | 1.5%
Aetna, Inc.	15,150	1,702,103
Hotels, Restaurants & Leisure | 2.2%
Norwegian Cruise Line Holdings, Ltd. (a)	46,450	2,568,221
Household Products | 3.7%
The Procter & Gamble Co.	52,865	4,351,318
Insurance | 3.5%
Aon PLC	19,750	2,062,887
The Hartford Financial Services Group, Inc.	44,300	2,041,344
		4,104,231
Internet Software & Services | 6.1%
Alphabet, Inc.,; Class A (a)	5,736	4,375,994
Class C (a)	1,150	856,693
eBay, Inc. (a)	81,400	1,942,204
		7,174,891
IT Services | 3.4%
Fidelity National Information Services, Inc.	19,650	1,244,041
Visa, Inc., Class A	35,145	2,687,890
		3,931,931
Machinery | 0.8%
Parker Hannifin Corp.	8,450	938,626
Media | 2.5%
The Madison Square Garden Co. Class A (a)	11,108	1,847,927
Viacom, Inc., Class B	25,575	1,055,736
		2,903,663
Multiline Retail | 1.2%
J.C. Penney Co., Inc. (a)	128,375	1,419,828
Oil, Gas & Consumable Fuels | 4.3%
Chevron Corp.	22,600	2,156,040
EOG Resources, Inc.	17,250	1,252,005
Pioneer Natural Resources Co.	11,200	1,576,288
		4,984,333
Pharmaceuticals | 11.1%
Eli Lilly & Co.	27,375	1,971,274
Mallinckrodt PLC (a)	23,475	1,438,548
Pfizer, Inc.	159,709	4,733,775
Zoetis, Inc.	108,694	4,818,405
		12,962,002
Real Estate Investment Trusts (REITs) | 2.5%
Corrections Corp. of America REIT	65,535	2,100,397

Description	Shares	Value
Lazard US Strategic Equity Portfolio (concluded)
Host Hotels & Resorts, Inc. REIT	50,800	$848,360
		2,948,757
Road & Rail | 1.5%
Union Pacific Corp.	21,825	1,736,179
Semiconductors & Semiconductor Equipment | 5.0%
Applied Materials, Inc.	70,650	1,496,367
NXP Semiconductors NV (a)	19,600	1,588,972
Skyworks Solutions, Inc.	12,400	965,960
Teradyne, Inc.	83,200	1,796,288
		5,847,587
Software | 2.5%
Microsoft Corp.	53,550	2,957,566
Specialty Retail | 4.1%
Advance Auto Parts, Inc.	25,388	4,070,712
The Gap, Inc.	24,000	705,600
		4,776,312
Technology Hardware, Storage & Peripherals | 5.3%
Apple, Inc.	56,402	6,147,254
Textiles, Apparel & Luxury Goods | 0.6%
Deckers Outdoor Corp. (a)	12,025	720,418
Total Common Stocks (Identified cost $108,413,390)		114,733,828
Short-Term Investment | 1.3%
State Street Institutional Treasury Money Market Fund (Identified cost $1,568,014)	1,568,014	1,568,014
Total Investments | 99.5% (Identified cost $109,981,404) (b)		$116,301,842
Cash and Other Assets in Excess of Liabilities | 0.5%		535,807
Net Assets | 100.0%		$116,837,649

Description	Shares	Value
Lazard US Mid Cap Equity Portfolio
Common Stocks | 89.4%
Airlines | 1.9%
American Airlines Group, Inc.	11,525	$472,640
Banks | 6.8%
Signature Bank (a)	5,900	803,108
SVB Financial Group (a)	8,350	852,117
		1,655,225
Beverages | 6.3%
Molson Coors Brewing Co., Class B	16,000	1,538,880
Biotechnology | 2.5%
United Therapeutics Corp. (a)	5,400	601,722
Chemicals | 3.1%
Eastman Chemical Co.	10,250	740,358
Health Care Equipment & Supplies | 4.4%
Natus Medical, Inc. (a)	28,050	1,077,962
Insurance | 9.4%
Aon PLC	9,450	987,052
The Hartford Financial Services Group, Inc.	27,825	1,282,176
		2,269,228
IT Services | 6.7%
Fidelity National Information Services, Inc.	12,950	819,865
Vantiv, Inc., Class A (a)	15,100	813,588
		1,633,453
Life Sciences Tools & Services | 4.4%
Quintiles Transnational Holdings, Inc. (a)	16,575	1,079,033
Media | 9.1%
AMC Networks, Inc., Class A (a)	16,300	1,058,522
MDC Partners, Inc., Class A	23,700	559,320
The Madison Square Garden Co. Class A (a)	3,500	582,260
		2,200,102
Oil, Gas & Consumable Fuels | 4.7%
Pioneer Natural Resources Co.	8,050	1,132,957
Pharmaceuticals | 2.1%
Zoetis, Inc.	11,600	514,228
Semiconductors & Semiconductor Equipment | 10.4%
Applied Materials, Inc.	50,050	1,060,059
Skyworks Solutions, Inc.	11,725	913,377
Teradyne, Inc.	25,200	544,068
		2,517,504
Specialty Retail | 11.4%
Advance Auto Parts, Inc.	12,269	1,967,211
Tiffany & Co.	10,900	799,842
		2,767,053
Description	Shares	Value
Technology Hardware, Storage & Peripherals | 2.9%
NCR Corp. (a)	23,500	$703,355
Textiles, Apparel & Luxury Goods | 3.3%
Deckers Outdoor Corp. (a)	13,350	799,799
Total Common Stocks
(Identified cost $20,609,313)		21,703,499
Short-Term Investment | 10.6%
State Street Institutional Treasury Money Market Fund (Identified cost $2,563,116)	2,563,116	$2,563,116
Total Investments | 100.0% (Identified cost $23,172,429) (b)		$24,266,615
Cash and Other Assets in Excess of Liabilities | 0.0%		8,481
Net Assets | 100.0%		$24,275,096

Description	Shares	Value
Lazard US Small-Mid Cap Equity Portfolio
Common Stocks | 96.9%
Aerospace & Defense | 1.4%
B/E Aerospace, Inc.	61,910	$2,855,289
Air Freight & Logistics | 1.3%
Echo Global Logistics, Inc. (a)	98,148	2,665,700
Airlines | 1.7%
Alaska Air Group, Inc.	42,315	3,470,676
Auto Components | 4.5%
Fox Factory Holding Corp. (a)	194,398	3,073,432
Gentherm, Inc. (a)	45,995	1,912,932
Modine Manufacturing Co. (a)	234,395	2,580,689
Tenneco, Inc. (a)	36,555	1,882,948
		9,450,001
Banks | 8.7%
East West Bancorp, Inc.	82,765	2,688,207
Home Bancshares, Inc.	96,220	3,940,209
PacWest Bancorp	90,316	3,355,239
Signature Bank (a)	17,075	2,324,249
SVB Financial Group (a)	28,230	2,880,872
Webster Financial Corp.	87,250	3,132,275
		18,321,051
Biotechnology | 2.2%
Cellectis SA ADR (a)	70,155	1,929,263
United Therapeutics Corp. (a)	23,775	2,649,248
		4,578,511
Building Products | 2.4%
Continental Building Products, Inc. (a)	137,020	2,543,091
PGT, Inc. (a)	253,675	2,496,162
		5,039,253
Chemicals | 1.8%
Calgon Carbon Corp.	144,405	2,024,558
Eastman Chemical Co.	23,600	1,704,628
		3,729,186
Commercial Services & Supplies | 0.9%
Pitney Bowes, Inc.	88,330	1,902,628
Communications Equipment | 1.0%
Ciena Corp. (a)	106,400	2,023,728
Construction & Engineering | 0.7%
EMCOR Group, Inc.	30,275	1,471,365
Consumer Finance | 1.2%
OneMain Holdings, Inc. (a)	89,590	2,457,454
Diversified Financial Services | 3.2%
CBOE Holdings, Inc.	50,915	3,326,277
Description	Shares	Value
Morningstar, Inc.	39,080	$3,449,592
		6,775,869
Electrical Equipment | 2.2%
Generac Holdings, Inc. (a)	62,920	2,343,141
Regal-Beloit Corp.	36,150	2,280,703
		4,623,844
Electronic Equipment, Instruments & Components | 4.3%
FLIR Systems, Inc.	115,340	3,800,453
Littelfuse, Inc.	28,650	3,527,101
Universal Display Corp. (a)	30,555	1,653,026
		8,980,580
Gas Utilities | 1.5%
New Jersey Resources Corp.	88,940	3,240,084
Health Care Equipment & Supplies | 1.8%
DENTSPLY SIRONA, Inc.	61,555	3,793,635
Health Care Providers & Services | 1.1%
Team Health Holdings, Inc. (a)	53,465	2,235,372
Hotels, Restaurants & Leisure | 1.3%
Bloomin’ Brands, Inc.	165,675	2,794,937
Insurance | 6.5%
Arch Capital Group, Ltd. (a)	51,920	3,691,512
Argo Group International Holdings, Ltd.	65,025	3,731,785
Brown & Brown, Inc.	69,900	2,502,420
Reinsurance Group of America, Inc.	38,865	3,740,756
		13,666,473
Internet Software & Services | 1.2%
j2 Global, Inc.	41,115	2,531,862
IT Services | 3.1%
Leidos Holdings, Inc.	55,600	2,797,792
Vantiv, Inc., Class A (a)	69,115	3,723,916
		6,521,708
Life Sciences Tools & Services | 2.5%
Quintiles Transnational Holdings, Inc. (a)	48,790	3,176,229
VWR Corp. (a)	78,200	2,116,092
		5,292,321
Machinery | 4.3%
Altra Industrial Motion Corp.	101,304	2,814,225
The Toro Co.	19,310	1,662,977
TriMas Corp. (a)	166,351	2,914,470
Woodward, Inc.	33,385	1,736,688
		9,128,360
Media | 5.3%
AMC Networks, Inc., Class A (a)	38,500	2,500,190
Cable One, Inc.	5,500	2,404,215

Description	Shares	Value
Lazard US Small-Mid Cap Equity Portfolio (concluded)
MDC Partners, Inc., Class A	145,600	$3,436,160
Scholastic Corp.	77,235	2,886,272
		11,226,837
Multi-Utilities | 1.7%
CMS Energy Corp.	82,475	3,500,239
Oil, Gas & Consumable Fuels | 3.4%
Matador Resources Co. (a)	105,300	1,996,488
Memorial Resource Development Corp. (a)	200,640	2,042,515
Newfield Exploration Co. (a)	92,100	3,062,325
		7,101,328
Pharmaceuticals | 0.7%
Phibro Animal Health Corp., Class A	53,880	1,456,915
Professional Services | 0.6%
On Assignment, Inc. (a)	33,645	1,242,173
Real Estate Investment Trusts (REITs) | 7.2%
DCT Industrial Trust, Inc. REIT	89,653	3,538,604
Extra Space Storage, Inc. REIT	38,505	3,598,677
Kilroy Realty Corp. REIT	63,670	3,939,263
Tanger Factory Outlet Centers, Inc. REIT	109,915	3,999,807
		15,076,351
Real Estate Management & Development | 0.9%
Jones Lang LaSalle, Inc.	16,600	1,947,512
Semiconductors & Semiconductor Equipment | 2.3%
M/A-COM Technology Solutions Holdings, Inc. (a)	58,090	2,543,761
Microsemi Corp. (a)	59,895	2,294,578
		4,838,339
Software | 4.7%
BroadSoft, Inc. (a)	62,595	2,525,708
Pegasystems, Inc.	101,435	2,574,421
RealPage, Inc. (a)	122,950	2,562,278
Red Hat, Inc. (a)	30,300	2,257,653
		9,920,060
Specialty Retail | 3.5%
Advance Auto Parts, Inc.	15,115	2,423,539
Chico’s FAS, Inc.	222,120	2,947,532
Sally Beauty Holdings, Inc. (a)	63,765	2,064,711
		7,435,782
Technology Hardware, Storage & Peripherals | 1.1%
NCR Corp. (a)	77,775	2,327,806
Textiles, Apparel & Luxury Goods | 1.5%
Steven Madden, Ltd. (a)	85,680	3,173,587
Description	Shares	Value
Trading Companies & Distributors | 3.2%
Beacon Roofing Supply, Inc. (a)	56,500	$2,317,065
MSC Industrial Direct Co., Inc. Class A	27,925	2,130,957
United Rentals, Inc. (a)	35,285	2,194,374
		6,642,396
Total Common Stocks (Identified cost $194,971,715)		203,439,212

Description	Principal Amount (000)	Value
Repurchase Agreement | 3.8%
State Street Bank and Trust Co., 0.01%, 04/01/16 (Dated 03/31/16, collateralized by $7,410,000 United States Treasury Note, 3.375%, 11/15/19, with a value of $8,120,085) Proceeds of $7,960,002 (Identified cost $7,960,000)	$7,960	$7,960,000
Total Investments | 100.7% (Identified cost $202,931,715) (b)		$211,399,212
Liabilities in Excess of Cash and Other Assets | (0.7)%		(1,557,556)
Net Assets | 100.0%		$209,841,656

Description	Shares	Value
Lazard International Equity Portfolio
Common Stocks | 95.4%
Australia | 2.3%
BHP Billiton PLC	555,734	$6,248,094
Caltex Australia, Ltd.	652,052	17,004,237
		23,252,331
Austria | 0.5%
UNIQA Insurance Group AG	755,876	5,312,907
Belgium | 4.0%
Anheuser-Busch InBev SA/NV	256,899	31,936,541
KBC Groep NV	173,901	8,970,977
		40,907,518
Brazil | 1.3%
BB Seguridade Participacoes SA	1,559,600	12,882,266

Canada | 2.1%
MacDonald Dettwiler & Associates, Ltd.	138,800	8,816,939
National Bank of Canada	385,300	12,605,503
		21,422,442
Denmark | 1.2%
Carlsberg A/S, Class B	125,962	12,002,793
Finland | 1.9%
Sampo Oyj, A Shares	408,518	19,402,946
France | 8.1%
Cap Gemini SA	224,893	21,132,693
Iliad SA	39,543	10,175,839
TOTAL SA	216,951	9,889,552
Valeo SA	133,834	20,833,229
Vinci SA	268,072	19,970,908
		82,002,221
Germany | 2.5%
Bayer AG	219,513	25,802,666
Ireland | 4.6%
James Hardie Industries PLC	778,902	10,663,625
Ryanair Holdings PLC Sponsored ADR	118,363	10,157,913
Shire PLC	459,261	26,114,088
		46,935,626
Israel | 2.2%
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	411,420	22,015,084
Italy | 2.1%
Atlantia SpA	383,401	10,631,947
Azimut Holding SpA	454,644	10,476,121
		21,108,068
Description	Shares	Value
Japan | 19.0%
ABC-Mart, Inc.	172,600	$11,057,319
Daiwa House Industry Co., Ltd.	1,128,300	31,740,173
Don Quijote Holdings Co., Ltd.	592,600	20,587,907
Isuzu Motors, Ltd.	792,800	8,185,469
Japan Tobacco, Inc.	385,400	16,060,474
KDDI Corp.	844,600	22,558,688
Makita Corp.	160,100	9,929,344
Seven & I Holdings Co., Ltd.	407,400	17,346,491
SoftBank Group Corp.	279,900	13,345,270
Sony Corp.	580,000	14,909,059
Sumitomo Mitsui Financial Group, Inc.	579,000	17,553,405
United Arrows, Ltd.	214,900	8,888,529
		192,162,128
Luxembourg | 0.7%
RTL Group SA	89,000	7,538,768
Netherlands | 5.5%
Koninklijke KPN NV	2,728,254	11,433,799
Royal Dutch Shell PLC, A Shares	857,627	20,742,941
Wolters Kluwer NV	582,399	23,247,926
		55,424,666
Norway | 1.4%
Telenor ASA	882,211	14,275,811
Philippines | 0.8%
Alliance Global Group, Inc.	22,812,100	8,174,604
Spain | 1.1%
Red Electrica Corporacion SA	123,291	10,704,341
Sweden | 3.4%
Assa Abloy AB, Class B	1,023,388	20,194,840
Swedbank AB, A Shares	664,269	14,311,046
		34,505,886
Switzerland | 6.4%
Credit Suisse Group AG	541,131	7,659,293
Novartis AG	507,214	36,766,487
Wolseley PLC	360,424	20,390,576
		64,816,356
Taiwan | 2.0%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	768,800	20,142,560
Thailand | 0.6%
Krung Thai Bank Public Co. Ltd. (c)	11,751,200	6,246,374
Turkey | 1.3%
Turkcell Iletisim Hizmetleri AS	3,145,513	13,228,167
United Kingdom | 17.5%
British American Tobacco PLC	486,758	28,593,427

Description	Shares	Value
Lazard International Equity Portfolio (concluded)
Direct Line Insurance Group PLC	1,538,732	$8,181,430
Howden Joinery Group PLC	973,977	6,688,015
Informa PLC	1,359,431	13,550,223
J Sainsbury PLC	3,131,456	12,426,734
Lloyds Banking Group PLC	22,521,795	22,002,368
Provident Financial PLC	278,834	11,874,087
Prudential PLC	1,274,648	23,817,566
RELX PLC	1,024,313	19,036,923
Rexam PLC	1,865,198	16,984,157
Unilever PLC	315,381	14,279,744
		177,434,674
United States | 2.9%
Aon PLC	177,875	18,579,044
Signet Jewelers, Ltd. (c)	87,070	10,799,293
		29,378,337
Total Common Stocks (Identified cost $968,100,728)		967,079,540

Description	Principal Amount (000)	Value
Repurchase Agreement | 5.2%
State Street Bank and Trust Co., 0.01%, 04/01/16 (Dated 03/31/16, collateralized by $49,450,000 United States Treasury Note, 3.375%, 11/15/19, with a value of $54,188,695) Proceeds of $53,123,015 (Identified cost $53,123,000)	$53,123	$53,123,000
Total Investments | 100.6% (Identified cost $1,021,223,728) (b)		$1,020,202,540
Liabilities in Excess of Cash and Other Assets | (0.6)%		(6,540,783)
Net Assets | 100.0%		$1,013,661,757

Description	Shares	Value
Lazard International Equity Select Portfolio
Common Stocks | 95.3%
Australia | 1.3%
BHP Billiton, Ltd.	24,781	$320,271
Belgium | 3.7%
Anheuser-Busch InBev SA/NV	6,253	777,345
KBC Groep NV	3,375	174,105
		951,450
Brazil | 4.0%
Ambev SA	40,600	212,505
BB Seguridade Participacoes SA	58,600	484,035
Cia de Saneamento Basico do Estado de Sao Paulo	32,700	218,082
Estacio Participacoes SA	31,100	102,235
		1,016,857
China | 2.2%
Autohome, Inc. ADR (a)	3,940	110,084
Baidu, Inc. Sponsored ADR (a)	2,370	452,385
		562,469
Denmark | 2.6%
Carlsberg A/S, Class B	2,773	264,237
Novo Nordisk A/S, Class B	7,154	388,043
		652,280
Finland | 1.5%
Sampo Oyj, A Shares	7,963	378,210
France | 3.3%
Valeo SA	2,236	348,066
Vinci SA	4,423	329,506
Vivendi SA	7,858	165,241
		842,813
Germany | 3.6%
Bayer AG	4,351	511,438
Continental AG	907	206,415
GEA Group AG	4,217	206,337
		924,190
India | 1.4%
HCL Technologies, Ltd.	28,556	350,749
Indonesia | 1.6%
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	8,104	412,088
Ireland | 2.3%
Ryanair Holdings PLC Sponsored ADR	2,527	216,867
Shire PLC	6,287	357,486
		574,353
Description	Shares	Value
Israel | 2.9%
Check Point Software Technologies, Ltd. (a)	4,205	$367,811
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	6,690	357,982
		725,793
Italy | 0.8%
Banca Mediolanum SpA	24,208	193,099
Japan | 15.3%
Daiwa House Industry Co., Ltd.	24,000	675,143
FANUC Corp.	1,500	233,040
Japan Tobacco, Inc.	11,100	462,562
KDDI Corp.	15,600	416,665
Makita Corp.	6,900	427,936
Ryohin Keikaku Co., Ltd.	1,200	253,765
Seven & I Holdings Co., Ltd.	7,717	328,579
SoftBank Group Corp.	8,200	390,965
Sony Corp.	10,100	259,623
Sumitomo Mitsui Financial Group, Inc.	11,276	341,852
Sumitomo Mitsui Trust Holdings, Inc.	38,000	111,287
		3,901,417
Netherlands | 3.1%
Royal Dutch Shell PLC, A Shares	16,141	391,949
Wolters Kluwer NV	9,903	395,303
		787,252
Norway | 0.9%
Telenor ASA	13,834	223,860
Philippines | 0.8%
Alliance Global Group, Inc.	588,900	211,029
Russia | 0.5%
Mobile TeleSystems PJSC Sponsored ADR	14,216	115,008
South Africa | 3.2%
Mediclinic International PLC (a)	23,017	295,840
Mr. Price Group, Ltd.	11,131	133,772
Nampak, Ltd.	79,910	115,288
Sanlam, Ltd.	60,365	280,037
		824,937
South Korea | 1.4%
Samsung Electronics Co., Ltd.	304	348,765
Spain | 1.3%
Red Electrica Corporacion SA	3,842	333,569
Sweden | 3.1%
Assa Abloy AB, Class B	24,887	491,103
Swedbank AB, A Shares	13,530	291,491
		782,594

Description	Shares	Value
Lazard International Equity Select Portfolio (concluded)
Switzerland | 7.6%
Actelion, Ltd.	2,945	$440,119
Cie Financiere Richemont SA	2,666	176,199
Credit Suisse Group AG	9,546	135,116
Novartis AG	10,995	796,996
Wolseley PLC	6,569	371,634
		1,920,064
Taiwan | 3.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	182,341	917,824
Thailand | 1.0%
Kasikornbank Public Co. Ltd.	49,400	245,736
Turkey | 2.6%
KOC Holding AS	62,705	318,443
Turkcell Iletisim Hizmetleri AS	83,584	351,505
		669,948
United Kingdom | 17.4%
Ashtead Group PLC	12,508	155,214
Associated British Foods PLC	5,632	270,899
British American Tobacco PLC	11,040	648,518
Compass Group PLC	22,810	402,303
Informa PLC	36,483	363,647
Lloyds Banking Group PLC	418,933	409,271
London Stock Exchange Group PLC	6,936	280,924
Prudential PLC	30,204	564,380
RELX PLC	16,754	311,374
Rexam PLC	37,812	344,309
Unilever PLC	9,510	430,592
Worldpay Group PLC	62,742	247,901
		4,429,332
United States | 2.3%
Aon PLC	3,735	390,121
Signet Jewelers, Ltd. (c)	1,612	199,936
		590,057
Total Common Stocks (Identified cost $25,067,615)		24,206,014
Short-Term Investment | 3.5%
State Street Institutional Treasury Money Market Fund (Identified cost $900,669)	900,669	900,669

Total Investments | 98.8% (Identified cost $25,968,284) (b)	$25,106,683
Cash and Other Assets in Excess of Liabilities | 1.2%	306,586
Net Assets | 100.0%	$25,413,269

Description	Shares	Value
Lazard International Equity Concentrated Portfolio
Common Stocks | 94.3%
Australia | 5.8%
Asaleo Care, Ltd.	270,576	$377,486
Spotless Group Holdings, Ltd.	501,609	484,481
		861,967
Belgium | 5.8%
Anheuser-Busch InBev SA/NV	6,979	867,598
Brazil | 3.2%
BB Seguridade Participacoes SA	57,886	478,137
Canada | 0.0%
MacDonald Dettwiler & Associates, Ltd.	16	1,017
China | 2.0%
Baidu, Inc. Sponsored ADR (a)	1,572	300,064
France | 8.6%
Cap Gemini SA	5,574	523,777
Valeo SA	4,843	753,884
		1,277,661
Ireland | 2.3%
Shire PLC	5,923	336,788
Japan | 20.6%
ABC-Mart, Inc.	6,843	438,385
Daiwa House Industry Co., Ltd.	24,000	675,143
Isuzu Motors, Ltd.	52,300	539,985
KDDI Corp.	25,800	689,100
SoftBank Group Corp.	8,200	390,965
Sony Corp.	12,600	323,887
		3,057,465
Netherlands | 6.4%
Wolters Kluwer NV	23,654	944,209
Switzerland | 9.4%
Actelion, Ltd.	4,653	695,373
Novartis AG	4,483	324,960
Wolseley PLC	6,549	370,502
		1,390,835
Taiwan | 4.8%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	27,055	708,841
United Kingdom | 21.3%
British American Tobacco PLC	13,680	803,599
Howden Joinery Group PLC	49,500	339,902
Lloyds Banking Group PLC	647,492	632,559
Provident Financial PLC	9,394	400,041
Prudential PLC	22,774	425,546
Description	Shares	Value
The Weir Group PLC	35,187	$559,953
		3,161,600
United States | 4.1%
Aon PLC	5,860	612,077
Total Common Stocks (Identified cost $13,837,367)		13,998,259
Short-Term Investment | 3.7%
State Street Institutional Treasury Money Market Fund (Identified cost $547,831)	547,831	547,831
Total Investments | 98.0% (Identified cost $14,385,198) (b)		$14,546,090
Cash and Other Assets in Excess of Liabilities | 2.0%		302,610
Net Assets | 100.0%		$14,848,700

Description	Shares	Value
Lazard International Strategic Equity Portfolio
Common Stocks | 95.5%
Australia | 4.8%
Amcor, Ltd.	15,606,583	$171,672,341
Caltex Australia, Ltd.	5,481,634	142,950,259
carsales.com, Ltd.	4,980,054	44,893,346
		359,515,946
Belgium | 2.0%
Anheuser-Busch InBev SA/NV	1,217,081	151,302,098
Brazil | 0.9%
Cia de Saneamento Basico do Estado de Sao Paulo	7,088,800	47,276,410
Estacio Participacoes SA	6,620,400	21,763,277
LPS Brasil Consultoria de Imoveis SA	1,750,900	1,275,808
		70,315,495
China | 0.8%
Tencent Holdings, Ltd.	2,930,100	59,868,492
Denmark | 2.4%
Carlsberg A/S, Class B	1,892,169	180,302,887
Finland | 3.5%
Sampo Oyj, A Shares	5,481,170	260,333,309
France | 5.5%
Iliad SA	368,234	94,759,879
Societe Television Francaise 1	7,429,318	96,204,466
Valeo SA	869,874	135,408,669
Vivendi SA	4,234,665	89,048,180
		415,421,194
Germany | 5.4%
Bayer AG	1,507,537	177,203,511
Fresenius SE & Co. KGaA	1,022,598	74,715,659
Symrise AG	2,269,955	152,395,899
		404,315,069
Indonesia | 0.3%
PT Media Nusantara Citra Tbk	142,499,900	23,427,585
Ireland | 5.9%
James Hardie Industries PLC	7,141,191	97,767,094
Kerry Group PLC, Class A	1,824,935	170,031,449
Shire PLC	3,068,111	174,456,185
		442,254,728
Israel | 3.7%
Check Point Software Technologies, Ltd. (a)	1,568,270	137,176,577
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	2,674,035	143,087,613
		280,264,190
Description	Shares	Value
Italy | 0.9%
Azimut Holding SpA	3,007,297	$69,295,554
Japan | 17.3%
AEON Financial Service Co., Ltd.	7,572,700	178,711,548
Asics Corp.	5,444,050	96,986,274
Daiwa House Industry Co., Ltd.	7,279,000	204,765,329
Don Quijote Holdings Co., Ltd.	5,991,000	208,137,279
FANUC Corp.	581,700	90,372,958
Japan Tobacco, Inc.	3,666,405	152,787,236
KDDI Corp.	5,582,500	149,104,758
Makita Corp.	1,551,400	96,217,264
SoftBank Group Corp.	2,635,000	125,633,391
		1,302,716,037
Netherlands | 1.3%
Wolters Kluwer NV	2,414,001	96,360,945
New Zealand | 0.8%
Z Energy, Ltd.	13,147,008	61,338,692
Norway | 1.6%
Telenor ASA	7,409,301	119,896,238
Philippines | 2.0%
Alliance Global Group, Inc.	216,735,300	77,666,032
GT Capital Holdings, Inc.	2,307,135	69,647,468
		147,313,500
South Africa | 1.8%
Mediclinic International PLC (a)	7,641,118	98,212,077
Nampak, Ltd.	22,371,121	32,275,328
		130,487,405
Sweden | 2.8%
Assa Abloy AB, Class B	6,900,472	136,169,201
Swedbank AB, A Shares	3,472,422	74,810,040
		210,979,241
Switzerland | 6.4%
Actelion, Ltd.	1,079,599	161,341,975
Cie Financiere Richemont SA	1,495,201	98,819,639
Credit Suisse Group AG	3,859,549	54,628,945
GAM Holding AG	264,105	3,817,856
Novartis AG	2,261,207	163,908,406
		482,516,821
Taiwan | 1.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	22,466,000	113,083,893
Thailand | 0.7%
Kasikornbank Public Co. Ltd.	11,044,350	54,939,205
Turkey | 1.0%
Turkcell Iletisim Hizmetleri AS	17,302,508	72,764,114

Description	Shares	Value
Lazard International Strategic Equity Portfolio (concluded)
United Kingdom | 18.0%
ARM Holdings PLC	3,955,632	$57,608,112
Associated British Foods PLC	1,596,889	76,810,338
British American Tobacco PLC	4,199,338	246,680,001
Compass Group PLC	8,254,695	145,589,214
Informa PLC	17,942,807	178,846,176
Lloyds Banking Group PLC	163,754,431	159,977,715
Merlin Entertainments PLC	11,025,183	73,394,809
Prudential PLC	8,481,349	158,479,113
SABMiller PLC	1,903,915	116,380,167
UBM PLC	5,123,572	44,225,945
Worldpay Group PLC	23,795,365	94,018,380
		1,352,009,970
United States | 4.2%
Aon PLC	1,981,260	206,942,607
Signet Jewelers, Ltd. (c)	845,970	104,925,674
		311,868,281
Total Common Stocks (Identified cost $6,905,626,231)		7,172,890,889
Short-Term Investment | 4.0%
State Street Institutional Treasury Money Market Fund (Identified cost $300,289,010)	300,289,010	300,289,010
Total Investments | 99.5% (Identified cost $7,205,915,241) (b)		$7,473,179,899
Cash and Other Assets in Excess of Liabilities | 0.5%		41,216,193
Net Assets | 100.0%		$7,514,396,092

Description	Shares	Value
Lazard International Equity Advantage Portfolio
Common Stocks | 99.6%
Australia | 7.0%
Amcor, Ltd.	1,960	$21,560
Aristocrat Leisure, Ltd.	825	6,514
CSL, Ltd.	658	51,165
Evolution Mining, Ltd.	9,056	10,551
Magellan Financial Group, Ltd.	705	12,257
OZ Minerals, Ltd.	1,005	3,875
Qantas Airways, Ltd.	6,555	20,451
Sandfire Resources NL	923	4,040
TPG Telecom, Ltd.	489	4,251
		134,664
Austria | 1.0%
Erste Group Bank AG (a)	572	16,076
Voestalpine AG	82	2,744
		18,820
Belgium | 0.2%
Telenet Group Holding NV (a)	81	4,100
China | 0.2%
Yangzijiang Shipbuilding Holdings, Ltd.	5,700	4,144
Denmark | 3.3%
Novo Nordisk A/S, Class B	1,041	56,465
Vestas Wind Systems A/S	120	8,466
		64,931
Faeroe Islands | 0.4%
Bakkafrost P/F	203	7,863
Finland | 2.0%
Kone Oyj, Class B	824	39,718
France | 8.7%
Airbus Group SE	675	44,818
AXA SA	898	21,142
BNP Paribas SA	448	22,547
Credit Agricole SA	469	5,079
Elis SA	192	3,727
L’Oreal SA	79	14,154
Orange SA	338	5,921
Orpea	55	4,580
Sanofi	33	2,661
Societe Generale SA	665	24,578
TOTAL SA	292	13,311
Valeo SA	35	5,448
		167,966
Germany | 6.9%
Allianz SE	49	7,970
Description	Shares	Value
BASF SE	241	$18,182
Bayer AG	28	3,291
Continental AG	60	13,655
Daimler AG	141	10,809
Deutsche Bank AG	278	4,729
Deutsche Lufthansa AG (a)	270	4,364
Deutsche Post AG	108	3,001
Hannover Rueck SE	35	4,078
Muenchener Rueckversicherungs AG	86	17,492
ProSiebenSat.1 Media SE	475	24,423
SAP SE	106	8,576
Stroeer SE & Co. KGaA	132	8,299
Suedzucker AG	286	5,043
		133,912
Hong Kong | 3.4%
Link Real Estate Investment Trust	1,500	8,885
PCCW, Ltd.	14,000	9,024
The Wharf Holdings, Ltd.	7,000	38,261
Wheelock & Co., Ltd.	2,000	8,933
		65,103
Ireland | 1.7%
AerCap Holdings NV (a)	103	3,992
Experian PLC	409	7,314
Ryanair Holdings PLC Sponsored ADR	167	14,332
Shire PLC	97	5,516
Smurfit Kappa Group PLC	103	2,655
		33,809
Israel | 0.1%
Teva Pharmaceutical Industries, Ltd.	18	971
Italy | 0.7%
Enel SpA	2,249	9,975
Saras SpA (a)	2,265	3,637
		13,612
Japan | 23.8%
Alfresa Holdings Corp.	400	7,673
Chubu Electric Power Co., Inc.	600	8,378
Daito Trust Construction Co., Ltd.	100	14,199
Foster Electric Co., Ltd.	200	4,219
Fuji Heavy Industries, Ltd.	200	7,064
Fujitsu, Ltd.	1,000	3,702
ITOCHU Corp.	200	2,463
JTEKT Corp.	900	11,675
Kakaku.com, Inc.	200	3,714
Kaken Pharmaceutical Co., Ltd.	100	6,051
Kanamoto Co., Ltd.	300	7,061
KDDI Corp.	300	8,013

Description	Shares	Value
Lazard International Equity Advantage Portfolio (continued)
Marubeni Corp.	1,000	$5,065
Mazda Motor Corp.	300	4,655
Medipal Holdings Corp.	800	12,667
Minebea Co., Ltd.	2,000	15,603
Mitsubishi Electric Corp.	3,000	31,441
Mitsubishi Materials Corp.	1,000	2,826
Mitsubishi UFJ Financial Group, Inc.	7,800	36,143
Mitsui Chemicals, Inc.	4,000	13,328
Murata Manufacturing Co., Ltd.	300	36,172
Nippon Telegraph & Telephone Corp.	900	38,768
Nissan Motor Co., Ltd.	3,800	35,165
Nitto Denko Corp.	100	5,560
ORIX Corp.	200	2,853
Sanden Holdings Corp.	1,000	2,861
Sompo Japan Nipponkoa Holdings, Inc.	1,100	31,159
Start Today Co., Ltd.	100	4,034
Sumitomo Chemical Co., Ltd.	4,000	18,090
Sumitomo Mitsui Financial Group, Inc.	1,300	39,412
Sumitomo Rubber Industries, Ltd.	600	9,271
Suzuken Co., Ltd.	200	6,797
Takeuchi Manufacturing Co., Ltd.	300	4,329
TDK Corp.	200	11,107
The San-In Godo Bank, Ltd.	1,000	6,184
Yokogawa Electric Corp.	300	3,100
		460,802
Netherlands | 4.4%
Aegon NV	3,189	17,541
Euronext NV	157	6,519
GrandVision NV	142	4,048
Heineken Holding NV	55	4,292
Koninklijke Ahold NV	843	18,964
NN Group NV	369	12,074
Royal Dutch Shell PLC, A Shares	905	21,889
		85,327
Norway | 2.5%
DNB ASA	439	5,191
Statoil ASA	2,486	39,147
Yara International ASA	97	3,650
		47,988
Portugal | 0.6%
Altri SGPS SA	705	3,076
Jeronimo Martins SGPS SA	514	8,411
		11,487
Singapore | 0.8%
CapitaLand, Ltd.	4,800	10,933
Description	Shares	Value
Singapore Airlines, Ltd.	600	$5,084
		16,017
Spain | 2.9%
Amadeus IT Holding SA, A Shares	169	7,248
Banco Bilbao Vizcaya Argentaria SA	777	5,165
Banco de Sabadell SA	467	841
Banco Santander SA	2,328	10,262
CaixaBank SA	4,008	11,844
Endesa SA	170	3,263
Iberdrola SA	971	6,476
Industria de Diseno Textil SA	336	11,304
		56,403
Sweden | 1.7%
Atlas Copco AB, Class A	281	7,071
Boliden AB	275	4,400
Hennes & Mauritz AB, B Shares	48	1,601
Svenska Cellulosa AB SCA, Class B	386	12,063
Volvo AB, Class B	746	8,188
		33,323
Switzerland | 8.7%
Actelion, Ltd.	117	17,485
Adecco SA	51	3,323
Chocoladefabriken Lindt & Spruengli AG	1	6,198
Geberit AG	13	4,858
Nestle SA	685	51,185
Roche Holding AG	275	67,696
Swiss Life Holding AG	27	7,180
UBS Group AG	602	9,698
		167,623
United Kingdom | 18.0%
Admiral Group PLC	452	12,873
Auto Trader Group PLC	1,510	8,458
Bellway PLC	587	22,114
Berkeley Group Holdings PLC	108	4,992
British American Tobacco PLC	624	36,655
BT Group PLC	7,357	46,545
Centrica PLC	4,951	16,191
Compass Group PLC	1,437	25,345
easyJet PLC	285	6,218
Hargreaves Lansdown PLC	720	13,898
Howden Joinery Group PLC	676	4,642
Imperial Brands PLC	270	14,980
International Consolidated Airlines Group SA	1,638	13,022
ITV PLC	2,192	7,594
J Sainsbury PLC	1,548	6,143
Just Eat PLC (a)	722	3,912

Description	Shares	Value
Lazard International Equity Advantage Portfolio (concluded)
Micro Focus International PLC	198	$4,465
Moneysupermarket.com Group PLC	719	3,281
Provident Financial PLC	235	10,007
Reckitt Benckiser Group PLC	80	7,733
Rentokil Initial PLC	6,402	16,257
SSE PLC	1,951	41,808
Taylor Wimpey PLC	1,880	5,138
Unilever NV	340	15,237
		347,508
United States | 0.6%
AVG Technologies NV (a)	138	2,864
ICON PLC (a)	113	8,486
		11,350
Total Common Stocks (Identified cost $2,043,755)		1,927,441
Short-Term Investment | 1.8%
State Street Institutional Treasury Money Market Fund (Identified cost $34,165)	34,165	34,165
Total Investments | 101.4% (Identified cost $2,077,920) (b)		$1,961,606
Liabilities in Excess of Cash and Other Assets | (1.4)%		(26,859)
Net Assets | 100.0%		$1,934,747

Description	Shares	Value
Lazard International Small Cap Equity Portfolio
Common Stocks | 96.2%
Australia | 6.5%
Ainsworth Game Technology, Ltd.	527,191	$941,596
Asaleo Care, Ltd.	1,168,263	1,629,869
carsales.com, Ltd.	147,374	1,328,522
Macquarie Atlas Roads Group	384,706	1,415,503
Pact Group Holdings, Ltd.	320,574	1,226,223
Spotless Group Holdings, Ltd.	877,240	847,285
		7,388,998
Belgium | 1.4%
Kinepolis Group NV	36,090	1,565,672
Canada | 7.6%
AirBoss of America Corp.	97,900	1,159,347
Alaris Royalty Corp.	37,800	814,937
Altus Group, Ltd.	113,365	1,812,967
Element Financial Corp.	137,701	1,484,361
Genworth MI Canada, Inc.	42,312	997,244
Intertape Polymer Group, Inc.	94,600	1,355,539
MacDonald Dettwiler & Associates, Ltd.	100	6,352
Sandvine Corp.	480,977	1,029,541
		8,660,288
France | 1.1%
Ingenico Group SA	10,675	1,226,248
Germany | 8.2%
AURELIUS SE & Co. KGaA	27,538	1,676,449
CompuGroup Medical SE	48,232	2,038,910
CTS Eventim AG & Co. KGaA	35,566	1,263,693
Duerr AG	20,840	1,637,914
Grand City Properties SA	58,916	1,354,218
Norma Group SE	24,290	1,360,697
		9,331,881
Hong Kong | 1.3%
EVA Precision Industrial Holdings, Ltd.	4,184,000	620,263
Pacific Textiles Holdings, Ltd.	635,000	916,808
		1,537,071
Ireland | 3.0%
Cairn Homes PLC	993,496	1,308,553
Cairn Homes PLC (a), (c)	212,892	9,084
Greencore Group PLC	263,833	1,420,987
Permanent TSB Group Holdings PLC (a)	203,565	630,283
		3,368,907
Italy | 3.3%
Azimut Holding SpA	54,967	1,266,575
Cerved Information Solutions SpA	151,750	1,248,450
Description	Shares	Value
EI Towers SpA	21,309	$1,187,643
		3,702,668
Japan | 28.1%
ABC-Mart, Inc.	19,600	1,255,640
Ai Holdings Corp.	53,860	1,562,512
Ain Holdings, Inc.	30,600	1,568,812
Anicom Holdings, Inc. (a)	53,400	1,466,134
Ariake Japan Co., Ltd.	20,600	1,208,050
Asics Corp.	39,700	707,259
Daikyonishikawa Corp.	85,900	1,232,649
Financial Products Group Co., Ltd.	168,537	2,032,118
Foster Electric Co., Ltd.	52,200	1,101,096
Gulliver International Co., Ltd.	153,100	1,905,843
Iriso Electronics Co., Ltd.	23,291	1,154,772
JAFCO Co., Ltd.	29,300	900,777
MISUMI Group, Inc.	108,500	1,553,099
Nissei ASB Machine Co., Ltd.	70,900	1,399,794
Rinnai Corp.	11,600	1,024,515
Santen Pharmaceutical Co., Ltd.	64,800	974,778
Sawai Pharmaceutical Co., Ltd.	15,300	958,417
Seria Co., Ltd.	24,200	1,460,020
Ship Healthcare Holdings, Inc.	42,900	1,080,648
Skylark Co., Ltd.	109,800	1,449,756
Suruga Bank, Ltd.	64,500	1,133,600
Temp Holdings Co., Ltd.	103,300	1,497,939
Topcon Corp.	74,484	982,134
USS Co., Ltd.	78,600	1,255,700
Zenkoku Hosho Co., Ltd.	33,742	1,145,270
		32,011,332
Mexico | 1.6%
Nemak SAB de CV	678,900	976,080
Unifin Financiera SAB de CV SOFOM ENR	315,117	882,947
		1,859,027
Netherlands | 1.2%
Aalberts Industries NV	40,759	1,414,116
New Zealand | 1.0%
Z Energy, Ltd.	239,434	1,117,103
Norway | 1.3%
Europris ASA	305,508	1,436,217
Singapore | 1.0%
XP Power, Ltd.	49,892	1,146,518
Spain | 1.1%
Euskaltel SA	117,458	1,284,429
Sweden | 5.6%
Alimak Group AB	125,651	1,284,640

Description	Shares	Value
Lazard International Small Cap Equity Portfolio (concluded)
Indutrade AB	20,322	$1,247,119
Inwido AB	129,402	1,593,964
Loomis AB, B Shares	39,025	1,103,223
Nordax Group AB	221,634	1,130,249
		6,359,195
Switzerland | 2.4%
Cembra Money Bank AG	18,011	1,258,738
Kardex AG	18,311	1,508,222
		2,766,960
Taiwan | 2.2%
Cleanaway Co., Ltd.	155,000	859,666
Sporton International, Inc.	163,882	837,640
Zeng Hsing Industrial Co., Ltd.	182,000	839,765
		2,537,071
United Kingdom | 16.7%
AA PLC	179,664	683,296
Arrow Global Group PLC	307,830	1,106,407
Ashtead Group PLC	76,092	944,240
Auto Trader Group PLC	148,647	832,627
Clinigen Healthcare, Ltd. (a)	145,032	1,216,484
CMC Markets PLC (a)	205,472	723,017
Dignity PLC	40,199	1,431,270
EMIS Group PLC	57,668	839,852
Hunting PLC	137,185	630,995
IG Group Holdings PLC	152,182	1,748,570
Polypipe Group PLC	262,869	1,205,125
Provident Financial PLC	20,101	855,997
Rightmove PLC	27,487	1,662,426
RPC Group PLC	166,546	1,816,736
Savills PLC	120,957	1,320,305
Telit Communications PLC (a)	277,957	872,286
Workspace Group PLC REIT	96,518	1,085,425
		18,975,058
United States | 1.6%
Frank’s International NV	46,100	759,728
Samsonite International SA	315,000	1,055,773
		1,815,501
Total Common Stocks
(Identified cost $95,910,420)		109,504,260
Short-Term Investment | 3.5%
State Street Institutional Treasury Money Market Fund (Identified cost $3,966,622)	3,966,622	3,966,622

Total Investments | 99.7% (Identified cost $99,877,042) (b)	$113,470,882
Cash and Other Assets in Excess of Liabilities | 0.3%	365,450
Net Assets | 100.0%	$113,836,332

Description	Shares	Value
Lazard Global Equity Select Portfolio
Common Stocks | 94.8%
Belgium | 2.6%
Anheuser-Busch InBev SA/NV	4,464	$554,945
China | 1.6%
Autohome, Inc. ADR (a)	6,165	172,250
Baidu, Inc. Sponsored ADR (a)	850	162,248
		334,498
Denmark | 2.3%
Carlsberg A/S, Class B	2,325	221,547
Novo Nordisk A/S, Class B	4,671	253,362
		474,909
Finland | 2.0%
Sampo Oyj, A Shares	8,941	424,661
Germany | 2.9%
Continental AG	1,131	257,393
Symrise AG	5,129	344,341
		601,734
India | 0.5%
Indiabulls Housing Finance, Ltd. GDR	11,660	113,825
Ireland | 2.1%
Shire PLC	7,745	440,389
Israel | 2.1%
Check Point Software Technologies, Ltd. (a)	2,080	181,938
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	4,650	248,821
		430,759
Italy | 1.4%
Davide Campari-Milano SpA	30,196	301,853
Japan | 5.9%
AEON Financial Service Co., Ltd.	13,340	314,817
Daiwa House Industry Co., Ltd.	17,570	494,261
Recruit Holdings Co., Ltd.	6,870	209,680
Ryohin Keikaku Co., Ltd.	1,000	211,471
		1,230,229
Netherlands | 3.1%
NXP Semiconductors NV (a)	3,120	252,938
Wolters Kluwer NV	10,187	406,640
		659,578
Norway | 0.4%
Europris ASA	18,663	87,736
Russia | 0.6%
Magnit PJSC Sponsored GDR	3,052	121,927
Description	Shares	Value
South Africa | 0.7%
Sanlam, Ltd.	31,965	$148,288
Sweden | 2.0%
Assa Abloy AB, Class B	21,441	423,102
Switzerland | 2.3%
Actelion, Ltd.	3,167	473,296
Taiwan | 1.1%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	9,160	239,992
Thailand | 0.7%
Kasikornbank Public Co. Ltd.	29,700	147,740

United Kingdom | 7.6%
British American Tobacco PLC	3,801	223,281
Compass Group PLC	12,405	218,789
Henderson Group PLC	40,149	148,946
Provident Financial PLC	2,355	100,287
Prudential PLC	12,904	241,119
RELX NV	25,468	444,698
Unilever PLC	4,688	212,262
		1,589,382
United States | 52.9%
Accenture PLC, Class A	1,025	118,285
Alphabet, Inc.,; Class A (a)	732	558,443
Class C (a)	431	321,074
Aon PLC	2,890	301,861
Apple, Inc.	6,797	740,805
Applied Materials, Inc.	6,535	138,411
AutoZone, Inc. (a)	394	313,896
Bristol-Myers Squibb Co.	4,495	287,141
Cisco Systems, Inc.	12,055	343,206
CVS Health Corp.	4,425	459,005
Eaton Corp. PLC	3,475	217,396
EOG Resources, Inc.	2,130	154,595
Fidelity National Information Services, Inc.	3,130	198,160
Honeywell International, Inc.	4,963	556,104
Intercontinental Exchange, Inc.	1,291	303,566
Kellogg Co.	1,670	127,839
MasterCard, Inc., Class A	2,930	276,885
McGraw Hill Financial, Inc.	2,090	206,868
McKesson Corp.	1,388	218,263
Mead Johnson Nutrition Co.	2,105	178,862
Microsoft Corp.	4,650	256,820
Molson Coors Brewing Co., Class B	3,339	321,145
Monsanto Co.	2,220	194,783
Quintiles Transnational Holdings, Inc. (a)	7,590	494,109

Description	Shares	Value
Lazard Global Equity Select Portfolio (concluded)
Raytheon Co.	1,945	$238,515
Reynolds American, Inc.	10,360	521,212
Rockwell Automation, Inc.	2,820	320,775
Schlumberger, Ltd.	6,936	511,530
The Charles Schwab Corp.	7,360	206,227
The Procter & Gamble Co.	3,820	314,424
Thermo Fisher Scientific, Inc.	1,655	234,331
Tyco International PLC	5,920	217,323
Union Pacific Corp.	2,735	217,569
United Technologies Corp.	2,009	201,101
Visa, Inc., Class A	4,983	381,100
Zoetis, Inc.	9,977	442,280
		11,093,909
Total Common Stocks (Identified cost $19,079,080)		19,892,752
Short-Term Investment | 6.5%
State Street Institutional Treasury Money Market Fund (Identified cost $1,356,760)	1,356,760	1,356,760
Total Investments | 101.3% (Identified cost $20,435,840) (b)		$21,249,512
Liabilities in Excess of Cash and Other Assets | (1.3)%		(266,851)
Net Assets | 100.0%		$20,982,661

Description	Shares	Value
Lazard Global Strategic Equity Portfolio
Common Stocks | 99.5%
Australia | 1.8%
Caltex Australia, Ltd.	14,925	$389,215
Belgium | 1.5%
Anheuser-Busch InBev SA/NV	2,628	326,701
China | 1.2%
China Resources Beer Holdings Co., Ltd. (a)	142,000	261,765
Denmark | 1.8%
Carlsberg A/S, Class B	4,066	387,445
Finland | 2.3%
Sampo Oyj, A Shares	10,326	490,443
France | 1.7%
Iliad SA	796	204,839
Vivendi SA	6,864	144,339
		349,178
Indonesia | 0.7%
PT Media Nusantara Citra Tbk	856,500	140,812
Ireland | 2.4%
Shire PLC	8,825	501,799
Israel | 2.6%
Check Point Software Technologies, Ltd. (a)	3,263	285,415
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	4,892	261,771
		547,186
Japan | 6.3%
Ain Holdings, Inc.	3,000	153,805
Asics Corp.	12,800	228,033
Daiwa House Industry Co., Ltd.	16,500	464,161
Don Quijote Holdings Co., Ltd.	6,800	236,244
Gulliver International Co., Ltd.	19,500	242,743
		1,324,986
Luxembourg | 1.0%
B&M European Value Retail SA	53,373	203,447
New Zealand | 0.7%
Z Energy, Ltd.	33,405	155,854
Norway | 1.0%
Europris ASA	43,704	205,456
Philippines | 1.1%
Alliance Global Group, Inc.	643,000	230,416
South Africa | 3.3%
Mediclinic International PLC (a)	19,231	247,178
Nampak, Ltd.	141,215	203,734
Description	Shares	Value
Sanlam, Ltd.	51,226	$237,641
		688,553
Switzerland | 2.2%
Actelion, Ltd.	3,071	458,949
Taiwan | 1.9%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	14,890	390,118
United Kingdom | 14.8%
ARM Holdings PLC	10,719	156,107
British American Tobacco PLC	8,894	522,457
Informa PLC	50,107	499,445
Lloyds Banking Group PLC	378,850	370,112
Merlin Entertainments PLC	43,827	291,757
Prudential PLC	18,850	352,224
Rexam PLC	25,221	229,658
Spire Healthcare Group PLC	75,258	388,040
Worldpay Group PLC	79,702	314,912
		3,124,712
United States | 51.2%
Advance Auto Parts, Inc.	2,649	424,741
Alphabet, Inc., Class A (a)	1,316	1,003,976
American Airlines Group, Inc.	6,323	259,306
Aon PLC	4,305	449,657
Apple, Inc.	6,445	702,441
Celgene Corp. (a)	1,868	186,968
Cisco Systems, Inc.	21,352	607,891
CVS Health Corp.	3,123	323,949
EOG Resources, Inc.	1,101	79,911
Fidelity National Information Services, Inc.	3,393	214,811
International Flavors & Fragrances, Inc.	1,250	142,213
Kellogg Co.	4,090	313,090
MasterCard, Inc., Class A	4,527	427,801
McKesson Corp.	1,314	206,627
Microsoft Corp.	11,523	636,415
Molson Coors Brewing Co., Class B	6,719	646,233
Morningstar, Inc.	3,228	284,936
Quintiles Transnational Holdings, Inc. (a)	6,216	404,662
Reynolds American, Inc.	18,317	921,528
Rockwell Automation, Inc.	1,768	201,110
The J.M. Smucker Co.	3,179	412,761
Union Pacific Corp.	2,630	209,217
United Therapeutics Corp. (a)	2,840	316,461
Vertex Pharmaceuticals, Inc. (a)	2,352	186,960
Visa, Inc., Class A	8,665	662,699

Description	Shares	Value
Lazard Global Strategic Equity Portfolio (concluded)
Zoetis, Inc.	12,654	$560,952
		10,787,316
Total Common Stocks (Identified cost $20,072,898)		20,964,351
Short-Term Investment | 0.4%
State Street Institutional Treasury Money Market Fund (Identified cost $93,007)	93,007	93,007
Total Investments | 99.9% (Identified cost $20,165,905) (b)		$21,057,358
Cash and Other Assets in Excess of Liabilities | 0.1%		24,088
Net Assets | 100.0%		$21,081,446

Description	Shares	Value
Lazard Managed Equity Volatility Portfolio
Common Stocks | 97.8%
Australia | 6.6%
Amcor, Ltd.	2,004	$22,044
Aristocrat Leisure, Ltd.	1,430	11,291
Blackmores, Ltd.	115	15,616
carsales.com, Ltd.	1,286	11,593
CSL, Ltd.	464	36,080
Evolution Mining, Ltd.	9,027	10,518
Qantas Airways, Ltd.	2,964	9,247
Regis Resources, Ltd.	2,774	5,188
Sandfire Resources NL	2,030	8,885
Telstra Corp., Ltd.	8,240	33,666
Wesfarmers, Ltd.	227	7,213
		171,341
Belgium | 0.5%
Telenet Group Holding NV (a)	235	11,896
Canada | 5.7%
Canadian National Railway Co.	269	16,810
CI Financial Corp.	226	4,994
Cogeco Communications, Inc.	189	10,079
Colliers International Group, Inc.	165	6,252
Constellation Software, Inc.	15	6,142
Dollarama, Inc.	495	34,832
Imperial Oil, Ltd.	148	4,944
Intact Financial Corp.	492	34,447
Metro, Inc.	421	14,607
Transcontinental, Inc.Class A	376	5,958
Uni-Select, Inc.	176	7,582
		146,647
Denmark | 0.5%
Novo Nordisk A/S, Class B	257	13,940
Finland | 0.3%
Elisa Oyj	237	9,215
France | 0.2%
Sopra Steria Group	50	5,908
Hong Kong | 5.6%
CLP Holdings, Ltd.	2,000	18,112
Henderson Land Development Co., Ltd.	2,100	12,872
HK Electric Investments & HK Electric Investments, Ltd.	12,500	10,990
Hongkong Land Holdings, Ltd.	1,000	5,990
Link Real Estate Investment Trust	6,500	38,502
PCCW, Ltd.	24,000	15,469
Swire Pacific, Ltd., Class A	1,000	10,770
The Wharf Holdings, Ltd.	4,000	21,863
Description	Shares	Value
Wheelock & Co., Ltd.	2,000	$8,934
		143,502
Ireland | 0.5%
Paddy Power Betfair PLC	33	4,604
Ryanair Holdings PLC Sponsored ADR	97	8,324
		12,928
Israel | 0.7%
Bank Hapoalim BM	933	4,844
Israel Discount Bank, Ltd., Class A (a)	3,874	6,559
Orbotech, Ltd. (a)	273	6,492
		17,895
Japan | 10.0%
Ai Holdings Corp.	200	5,802
Alfresa Holdings Corp.	300	5,755
Astellas Pharma, Inc.	400	5,319
Canon, Inc.	200	5,962
Daito Trust Construction Co., Ltd.	200	28,398
Daiwa House Industry Co., Ltd.	200	5,626
Electric Power Development Co., Ltd.	200	6,246
Fuji Heavy Industries, Ltd.	100	3,532
Heiwa Corp.	200	4,146
IT Holdings Corp.	200	4,734
Japan Airlines Co., Ltd.	200	7,325
JTEKT Corp.	300	3,892
Kaken Pharmaceutical Co., Ltd.	100	6,051
Medipal Holdings Corp.	300	4,750
Megmilk Snow Brand Co., Ltd.	200	5,027
Mitsubishi Gas Chemical Co., Inc.	1,000	5,385
Mitsui Chemicals, Inc.	1,000	3,332
Murata Manufacturing Co., Ltd.	200	24,115
Nagoya Railroad Co., Ltd.	1,000	4,674
Nippon Telegraph & Telephone Corp.	200	8,615
Nissan Motor Co., Ltd.	1,400	12,956
NTT Data Corp.	200	10,040
Rohto Pharmaceutical Co., Ltd.	300	5,464
Shimadzu Corp.	1,000	15,683
Shionogi & Co., Ltd.	200	9,413
Sumitomo Chemical Co., Ltd.	1,000	4,523
Sumitomo Mitsui Financial Group, Inc.	200	6,063
Sumitomo Osaka Cement Co., Ltd.	2,000	7,855
Sumitomo Rubber Industries, Ltd.	300	4,635
Taikisha, Ltd.	300	7,234
The San-In Godo Bank, Ltd.	1,100	6,803
Ube Industries, Ltd.	4,000	7,073
West Japan Railway Co.	100	6,174

Description	Shares	Value
Lazard Managed Equity Volatility Portfolio (continued)
Yokogawa Electric Corp.	500	$5,167
		257,769
Malta | 0.3%
Unibet Group PLC SDR	606	6,879
Netherlands | 1.1%
Aegon NV	872	4,797
Euronext NV	137	5,688
NN Group NV	534	17,473
		27,958
New Zealand | 1.8%
Air New Zealand, Ltd.	3,235	6,395
Fisher & Paykel Healthcare Corp., Ltd., Class C	1,618	10,960
Spark New Zealand, Ltd.	11,243	28,365
		45,720
Norway | 1.6%
Statoil ASA	2,210	34,800
Telenor ASA	466	7,541
		42,341
Puerto Rico | 0.2%
EVERTEC, Inc.	345	4,823
Singapore | 3.3%
Ascendas Real Estate Investment Trust	8,500	15,072
CapitaLand, Ltd.	4,600	10,477
ComfortDelGro Corp., Ltd.	11,800	25,564
Singapore Airlines, Ltd.	1,100	9,320
United Overseas Bank, Ltd.	1,700	23,800
		84,233
Spain | 0.1%
Corporacion Financiera Alba SA	60	2,321
Sweden | 0.6%
Axfood AB	433	8,001
Intrum Justitia AB	181	6,385
		14,386
Switzerland | 1.5%
Actelion, Ltd.	36	5,380
Chocoladefabriken Lindt & Spruengli AG	1	6,198
dorma+kaba Holding AG	9	5,752
Roche Holding AG	88	21,663
		38,993
United Kingdom | 8.6%
Admiral Group PLC	343	9,769
Auto Trader Group PLC	2,112	11,830
Bellway PLC	145	5,463
Description	Shares	Value
Berendsen PLC	451	$7,792
BT Group PLC	2,096	13,261
Centrica PLC	2,120	6,933
Cineworld Group PLC	1,208	9,326
Compass Group PLC	910	16,050
Debenhams PLC	6,087	6,574
easyJet PLC	214	4,669
Greggs PLC	493	7,697
Hargreaves Lansdown PLC	322	6,216
ITV PLC	1,624	5,626
Micro Focus International PLC	445	10,034
Moneysupermarket.com Group PLC	1,983	9,048
National Grid PLC	420	5,955
Next PLC	84	6,515
Provident Financial PLC	211	8,985
Rentokil Initial PLC	9,554	24,260
SSE PLC	1,767	37,865
WH Smith PLC	369	9,635
		223,503
United States | 48.1%
3M Co.	243	40,491
Accenture PLC, Class A	68	7,847
Allison Transmission Holdings, Inc.	197	5,315
Alphabet, Inc., Class A (a)	8	6,103
Altria Group, Inc.	101	6,329
Amdocs, Ltd.	144	8,700
American Electric Power Co., Inc.	561	37,250
Amgen, Inc.	39	5,847
Aon PLC	77	8,043
Apple, Inc.	52	5,667
AT&T, Inc.	1,119	43,831
Automatic Data Processing, Inc.	71	6,369
Bank of America Corp.	559	7,558
Baxter International, Inc.	149	6,121
Cadence Design Systems, Inc. (a)	307	7,239
Carnival Corp.	119	6,280
CBOE Holdings, Inc.	245	16,006
Cirrus Logic, Inc. (a)	304	11,069
Coca-Cola Enterprises, Inc.	348	17,658
Colgate-Palmolive Co.	105	7,418
Comcast Corp., Class A	101	6,169
CR Bard, Inc.	86	17,430
Darden Restaurants, Inc.	195	12,928
Delta Air Lines, Inc.	120	5,842
Dr Pepper Snapple Group, Inc.	343	30,671
Edison International	241	17,325
Emerson Electric Co.	151	8,211

Description	Shares	Value
Lazard Managed Equity Volatility Portfolio (concluded)
Everest Re Group, Ltd.	182	$35,932
Exelon Corp.	406	14,559
FactSet Research Systems, Inc.	62	9,395
Foot Locker, Inc.	117	7,547
General Dynamics Corp.	98	12,874
Gilead Sciences, Inc.	68	6,246
Global Payments, Inc.	96	6,269
HCA Holdings, Inc. (a)	502	39,181
HealthSouth Corp.	145	5,456
ICON PLC (a)	83	6,233
Intel Corp.	383	12,390
International Paper Co.	176	7,223
Intuit, Inc.	55	5,721
JetBlue Airways Corp. (a)	624	13,179
Johnson & Johnson	364	39,385
Lockheed Martin Corp.	37	8,196
Lowe’s Cos., Inc.	84	6,363
Marsh & McLennan Cos., Inc.	133	8,085
MasterCard, Inc., Class A	80	7,560
McDonald’s Corp.	238	29,912
McGraw Hill Financial, Inc.	169	16,728
MetLife, Inc.	181	7,953
Mettler-Toledo International, Inc. (a)	23	7,929
Monsanto Co.	77	6,756
Motorola Solutions, Inc.	78	5,905
National Fuel Gas Co.	219	10,961
NIKE, Inc., Class B	338	20,777
Nordstrom, Inc.	112	6,408
Northrop Grumman Corp.	40	7,916
O’Reilly Automotive, Inc. (a)	68	18,609
Orbital ATK, Inc.	80	6,955
PepsiCo, Inc.	375	38,430
PerkinElmer, Inc.	118	5,836
Pinnacle Entertainment, Inc. (a)	237	8,319
Pinnacle West Capital Corp.	134	10,059
Premier, Inc., Class A (a)	437	14,578
Public Service Enterprise Group, Inc.	557	26,257
PVH Corp.	73	7,231
Rockwell Automation, Inc.	99	11,261
Rockwell Collins, Inc.	174	16,045
Ross Stores, Inc.	181	10,480
Simon Property Group, Inc. REIT	68	14,123
Skyworks Solutions, Inc.	90	7,011
Spirit AeroSystems Holdings, Inc., Class A (a)	112	5,080
Starbucks Corp.	285	17,014
Target Corp.	106	8,722
Description	Shares	Value
The Clorox Co.	141	$17,774
The Estee Lauder Cos., Inc., Class A	70	6,602
The Kroger Co.	839	32,092
The Southern Co.	542	28,038
The TJX Cos., Inc.	280	21,938
The Walt Disney Co.	165	16,386
Thermo Fisher Scientific, Inc.	152	21,522
Time Warner, Inc.	205	14,873
Time, Inc.	410	6,330
Triumph Group, Inc.	235	7,398
Tyson Foods, Inc., Class A	282	18,798
UnitedHealth Group, Inc.	49	6,316
Verizon Communications, Inc.	682	36,883
Visa, Inc., Class A	85	6,501
Waters Corp. (a)	114	15,039
Wyndham Worldwide Corp.	111	8,484
Xcel Energy, Inc.	472	19,739
		1,243,479
Total Common Stocks (Identified cost $2,434,599)		2,525,677
Short-Term Investment | 3.4%
State Street Institutional Treasury Money Market Fund (Identified cost $86,686)	86,686	86,686
Total Investments | 101.2% (Identified cost $2,521,285) (b)		$2,612,363
Liabilities in Excess of Cash and Other Assets | (1.2)%		(30,119)
Net Assets | 100.0%		$2,582,244

Description	Shares	Value
Lazard Emerging Markets Equity Portfolio
Common Stocks | 96.0%
Argentina | 0.8%
YPF SA Sponsored ADR	4,347,081	$77,725,808
Brazil | 9.4%
Ambev SA ADR	29,576,540	153,206,477
Banco do Brasil SA	31,793,234	174,809,071
BB Seguridade Participacoes SA	20,242,100	167,199,358
CCR SA	32,846,934	128,166,669
CEMIG SA Sponsored ADR	6,438,240	14,550,422
Cielo SA	19,539,805	190,037,123
Localiza Rent a Car SA	8,173,507	67,558,474
Natura Cosmeticos SA	5,497,278	40,576,185
Via Varejo SA	10,905,055	16,892,956
		952,996,735
China | 16.0%
AAC Technologies Holdings, Inc.	12,541,500	95,952,616
Baidu, Inc. Sponsored ADR (a)	1,765,239	336,948,820
China Construction Bank Corp., Class H	639,234,220	408,722,274
China Mobile, Ltd. Sponsored ADR	4,800,704	266,199,037
China Shenhua Energy Co., Ltd., Class H	43,573,110	68,639,858
CNOOC, Ltd.	102,966,000	121,716,594
NetEase, Inc. ADR	1,656,604	237,855,202
Weichai Power Co., Ltd., Class H †	70,802,644	78,950,012
		1,614,984,413
Egypt | 0.9%
Commercial International Bank Egypt SAE GDR	24,456,038	86,818,935
Hong Kong | 0.5%
Huabao International Holdings, Ltd. (a)	127,346,000	47,935,225
Hungary | 1.8%
OTP Bank Nyrt.	7,151,178	179,559,091
India | 9.6%
Axis Bank, Ltd.	26,963,374	181,391,266
Bajaj Auto, Ltd.	2,438,990	88,475,423
Bharat Heavy Electricals, Ltd.	23,730,934	40,780,404
HCL Technologies, Ltd.	11,078,594	136,076,535
Hero MotoCorp, Ltd.	3,378,411	149,987,215
Punjab National Bank	57,541,495	73,770,591
Tata Consultancy Services, Ltd.	7,682,828	293,518,892
		964,000,326
Indonesia | 7.8%
PT Astra International Tbk	234,526,500	128,229,044
PT Bank Mandiri (Persero) Tbk	265,612,321	206,320,280
PT Semen Indonesia (Persero) Tbk	107,647,400	82,602,737
Description	Shares	Value
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	5,704,255	$290,061,367
PT United Tractors Tbk	65,794,484	75,916,712
		783,130,140
Macau | 0.7%
Wynn Macau, Ltd. (a)	48,370,800	74,825,759
Malaysia | 0.6%
British American Tobacco Malaysia Berhad	4,623,500	64,040,482
Mexico | 2.7%
America Movil SAB de CV, Class L Sponsored ADR	4,803,800	74,603,014
Grupo Mexico SAB de CV, Series B	40,099,747	96,738,030
Kimberly-Clark de Mexico SAB de CV, Series A	42,350,795	102,315,612
Telesites SAB de CV (a)	4,663,800	2,631,919
		276,288,575
Pakistan | 1.8%
Habib Bank, Ltd.	40,908,300	66,914,932
Oil & Gas Development Co., Ltd.	37,613,749	41,190,880
Pakistan Petroleum, Ltd.	58,903,102	71,996,430
		180,102,242
Philippines | 1.3%
Philippine Long Distance Telephone Co. Sponsored ADR	3,102,750	134,380,103
Russia | 8.5%
ALROSA PAO (a)	63,152,611	65,911,433
Gazprom PAO Sponsored ADR	32,869,932	141,768,016
Lukoil PJSC Sponsored ADR	4,206,448	161,590,700
Magnit PJSC Sponsored GDR	532,300	21,265,385
Magnit PJSC Sponsored GDR (c), (d)	1,211,865	48,414,007
MegaFon OAO GDR	825,494	9,080,434
MegaFon OAO GDR (c), (d)	4,619,460	50,814,060
Mobile TeleSystems PJSC Sponsored ADR	13,728,043	111,059,868
Sberbank of Russia PJSC (a)	153,717,390	251,173,600
		861,077,503
South Africa | 7.8%
Imperial Holdings, Ltd.	7,039,498	71,712,167
Nedbank Group, Ltd.	5,967,363	78,513,945
PPC, Ltd. †	33,597,210	27,762,998
Sanlam, Ltd.	20,556,325	95,362,133
Shoprite Holdings, Ltd.	12,211,501	143,605,846
Standard Bank Group, Ltd.	9,941,201	89,205,677
The Bidvest Group, Ltd.	3,974,408	100,411,764
Vodacom Group, Ltd.	8,036,959	87,387,895
Woolworths Holdings, Ltd.	15,636,026	94,967,908
		788,930,333

Description	Shares	Value
Lazard Emerging Markets Equity Portfolio (concluded)
South Korea | 12.8%
Coway Co., Ltd.	1,474,402	$124,413,950
Hanwha Life Insurance Co., Ltd.	24,280,633	142,252,747
Hyundai Mobis Co., Ltd.	785,515	171,032,909
KB Financial Group, Inc.	3,469,642	96,631,775
KT&G Corp.	797,333	76,693,450
Samsung Electronics Co., Ltd.	271,726	311,738,818
Shinhan Financial Group Co., Ltd.	6,440,002	228,069,326
SK Hynix, Inc.	5,504,868	135,503,702
		1,286,336,677
Taiwan | 5.6%
Hon Hai Precision Industry Co., Ltd.	41,045,120	108,147,718
Taiwan Semiconductor Manufacturing Co., Ltd.	90,097,284	453,509,819
		561,657,537
Thailand | 2.8%
CP All Public Co. Ltd. (c)	58,381,800	75,922,892
Kasikornbank Public Co. Ltd.	16,848,754	83,812,733
PTT Exploration & Production Public Co. Ltd. (c)	26,767,570	53,451,444
The Siam Cement Public Co. Ltd.	5,384,900	71,635,395
		284,822,464
Turkey | 4.6%
Akbank TAS	45,677,621	130,007,282
KOC Holding AS	22,646,033	115,006,293
Turkcell Iletisim Hizmetleri AS	27,822,366	117,004,414
Turkiye Is Bankasi AS, C Shares	60,153,963	99,480,967
		461,498,956
Total Common Stocks (Identified cost $11,169,802,847)		9,681,111,304
Short-Term Investment | 3.3%
State Street Institutional Treasury Money Market Fund (Identified cost $337,239,898)	337,239,898	337,239,898
Total Investments | 99.3% (Identified cost $11,507,042,745) (b)		$10,018,351,202
Cash and Other Assets in Excess of Liabilities | 0.7%		66,962,968
Net Assets | 100.0%		$10,085,314,170

Description	Shares	Value
Lazard Emerging Markets Core Equity Portfolio
Common Stocks | 97.8%
Brazil | 2.4%
Braskem SA A Shares	146,100	$951,205
CCR SA	217,000	846,721
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	104,965	876,934
		2,674,860
China | 22.9%
Alibaba Group Holding, Ltd. Sponsored ADR (a)	22,100	1,746,563
Baidu, Inc. Sponsored ADR (a)	7,754	1,480,084
China Lesso Group Holdings, Ltd.	2,046,000	1,097,199
China Mobile, Ltd. Sponsored ADR	42,100	2,334,445
CT Environmental Group, Ltd.	4,664,000	1,364,806
ENN Energy Holdings, Ltd.	320,000	1,765,551
Industrial & Commercial Bank of China, Ltd., Class H	6,995,633	3,922,861
Lenovo Group, Ltd.	1,208,000	943,683
NetEase, Inc. ADR	11,700	1,679,886
PICC Property & Casualty Co., Ltd., Class H	1,031,180	1,892,915
Ping An Insurance (Group) Co. of China, Ltd., Class H	553,000	2,648,321
Tencent Holdings, Ltd.	131,600	2,688,882
Vipshop Holdings, Ltd. ADR (a)	103,705	1,335,720
		24,900,916
Czech Republic | 0.8%
Komercni banka AS	3,988	880,812
Hong Kong | 2.0%
Haier Electronics Group Co., Ltd.	482,000	836,332
Techtronic Industries Co., Ltd.	337,500	1,335,669
		2,172,001
India | 11.1%
Aurobindo Pharma, Ltd.	96,965	1,090,852
Dr Reddy’s Laboratories, Ltd. ADR	22,933	1,036,342
HDFC Bank, Ltd. ADR	45,969	2,833,069
ICICI Bank, Ltd. Sponsored ADR	296,400	2,122,224
Motherson Sumi Systems, Ltd.	218,655	868,380
Sun Pharmaceutical Industries, Ltd.	64,999	810,837
Tata Motors, Ltd. Sponsored ADR (a)	66,257	1,924,766
UPL, Ltd.	191,946	1,385,484
		12,071,954
Indonesia | 2.8%
PT Bank Mandiri (Persero) Tbk	1,948,900	1,513,851
Description	Shares	Value
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	30,000	$1,525,500
		3,039,351
Mexico | 11.2%
Alsea SAB de CV	434,800	1,632,027
Arca Continental SAB de CV	190,200	1,320,281
Fibra Uno Administracion SA de CV REIT	478,900	1,114,014
Gruma SAB de CV, Class B	153,223	2,429,890
Grupo Aeroportuario del Pacifico SAB de CV ADR	19,000	1,685,490
Grupo Bimbo SAB de CV, Series A (a)	417,802	1,235,960
Grupo Financiero Banorte SAB de CV, Class O	252,500	1,430,923
Wal-Mart de Mexico SAB de CV	576,471	1,364,673
		12,213,258
Peru | 1.2%
Credicorp, Ltd.	9,650	1,264,247
Philippines | 2.8%
BDO Unibank, Inc.	813,590	1,807,585
GT Capital Holdings, Inc.	43,045	1,299,437
		3,107,022
Russia | 1.5%
Magnit PJSC Sponsored GDR	40,067	1,600,677
South Africa | 4.9%
FirstRand, Ltd.	391,308	1,282,030
Mondi PLC	115,594	2,218,051
Naspers, Ltd., N Shares	13,450	1,877,602
		5,377,683
South Korea | 11.3%
Amorepacific Corp.	4,513	1,525,249
Cuckoo Electronics Co., Ltd.	4,952	868,202
Dongbu Insurance Co., Ltd.	27,295	1,811,552
Hyundai Department Store Co., Ltd.	8,820	1,060,467
KEPCO Plant Service & Engineering Co., Ltd.	16,789	941,041
Samsung Electronics Co., Ltd.	3,715	4,262,050
SK Hynix, Inc.	73,031	1,797,676
		12,266,237
Taiwan | 12.8%
Advanced Semiconductor Engineering, Inc. ADR	322,900	1,888,965
Delta Electronics, Inc.	186,669	823,608
Far EasTone Telecommunications Co., Ltd.	598,000	1,339,665
Hermes Microvision, Inc.	17,000	485,956
Hon Hai Precision Industry Co., Ltd.	440,000	1,159,334
Largan Precision Co., Ltd.	22,000	1,705,506
Mega Financial Holding Co., Ltd.	2,238,186	1,592,545

Description	Shares	Value
Lazard Emerging Markets Core Equity Portfolio (concluded)
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	187,749	$4,919,024
		13,914,603
Thailand | 4.8%
Bangkok Bank Public Co. Ltd.	161,400	834,986
Bangkok Dusit Medical Services Public Co. Ltd., Class F	1,802,589	1,188,745
Kasikornbank Public Co. Ltd.	376,900	1,874,858
Thai Oil Public Co. Ltd.	666,500	1,311,971
		5,210,560
Turkey | 3.1%
KOC Holding AS	225,525	1,145,313
TAV Havalimanlari Holding AS	190,808	1,138,293
Turk Traktor ve Ziraat Makineleri AS	35,269	1,050,760
		3,334,366
United Arab Emirates | 0.7%
Emaar Properties PJSC	490,145	803,341
United Kingdom | 1.5%
Unilever NV	35,600	1,590,608
Total Common Stocks (Identified cost $111,124,577)		106,422,496
Preferred Stock | 1.2%
Brazil | 1.2%
Itau Unibanco Holding SA Sponsored ADR (Identified cost $1,218,986)	152,561	1,310,499
Short-Term Investment | 0.2%
State Street Institutional Treasury Money Market Fund (Identified cost $177,948)	177,948	177,948
Total Investments | 99.2% (Identified cost $112,521,511) (b)		$107,910,943
Cash and Other Assets in Excess of Liabilities | 0.8%		882,506
Net Assets | 100.0%		$108,793,449

Description	Shares	Value
Lazard Developing Markets Equity Portfolio
Common Stocks | 97.5%
Argentina | 0.9%
YPF SA Sponsored ADR	173,820	$3,107,902
Brazil | 4.1%
Cosan SA Industria e Comercio	500,900	4,372,854
Estacio Participacoes SA	484,649	1,593,189
Gerdau SA Sponsored ADR	1,476,938	2,628,950
Lojas Renner SA	409,000	2,364,832
Petroleo Brasileiro SA Sponsored ADR (a)	614,900	2,785,497
		13,745,322
Canada | 1.0%
First Quantum Minerals, Ltd.	668,230	3,519,302
China | 28.7%
AAC Technologies Holdings, Inc.	600,200	4,592,015
Agricultural Bank of China, Ltd., Class H	8,340,500	2,999,735
Alibaba Group Holding, Ltd. Sponsored ADR (a)	99,710	7,880,081
Anhui Conch Cement Co., Ltd., Class H	2,904,000	7,786,577
Baidu, Inc. Sponsored ADR (a)	45,750	8,732,760
Brilliance China Automotive Holdings, Ltd.	2,994,889	3,100,151
China Construction Bank Corp., Class H	4,344,184	2,777,644
China Medical System Holdings, Ltd.	4,148,000	5,753,573
China Merchants Bank Co., Ltd., Class H	1,161,211	2,439,975
China State Construction International Holdings, Ltd.	7,041,340	10,493,002
CNOOC, Ltd.	4,875,000	5,762,761
New Oriental Education & Technology Group, Inc. Sponsored ADR	186,114	6,437,683
Ping An Insurance (Group) Co. of China, Ltd., Class H	2,110,000	10,104,804
Tencent Holdings, Ltd.	373,700	7,635,526
Vipshop Holdings, Ltd. ADR (a)	478,884	6,168,026
Zhuzhou CRRC Times Electric Co., Ltd., Class H	819,931	4,777,518
		97,441,831
Colombia | 3.1%
Bancolombia SA Sponsored ADR	197,842	6,762,240
Cemex Latam Holdings SA (a)	865,001	3,718,872
		10,481,112
Hong Kong | 2.8%
Melco Crown Entertainment, Ltd. ADR	199,800	3,298,698
SMI Holdings Group, Ltd.	21,616,000	2,117,754
Techtronic Industries Co., Ltd.	1,060,000	4,194,989
		9,611,441
Description	Shares	Value
India | 12.5%
Adani Ports & Special Economic Zone, Ltd.	818,732	$3,069,820
Aurobindo Pharma, Ltd.	851,944	9,584,330
Glenmark Pharmaceuticals, Ltd.	534,852	6,420,889
HDFC Bank, Ltd. ADR	157,155	9,685,463
ICICI Bank, Ltd. Sponsored ADR	619,075	4,432,577
Reliance Industries, Ltd.	263,475	4,157,671
Shriram Transport Finance Co., Ltd.	361,783	5,239,154
		42,589,904
Indonesia | 2.0%
PT Bank Rakyat Indonesia (Persero) Tbk	8,036,500	6,924,360
Mexico | 2.7%
Grupo Financiero Banorte SAB de CV, Class O	1,630,257	9,238,703
Peru | 2.2%
Credicorp, Ltd.	57,455	7,527,179
Poland | 0.8%
Eurocash SA	189,016	2,702,617
Russia | 10.6%
ALROSA PAO (a)	2,679,479	2,796,532
Novatek OAO Sponsored GDR	69,646	6,257,693
Sberbank of Russia PJSC (a)	7,420,564	12,125,172
TMK PAO GDR	536,710	1,626,231
X5 Retail Group NV GDR (a)	347,214	7,360,937
Yandex NV Class A (a)	370,725	5,679,507
		35,846,072
South Africa | 2.6%
Petra Diamonds, Ltd.	1,905,357	2,880,237
Standard Bank Group, Ltd.	673,816	6,046,373
		8,926,610
South Korea | 7.1%
CJ CGV Co., Ltd.	50,484	4,357,092
Hansae Co., Ltd.	131,742	6,531,804
Korea Aerospace Industries, Ltd.	108,130	6,164,810
Samlip General Foods Co., Ltd.	10,266	1,921,060
Samsung Electronics Co., Ltd.	4,480	5,139,699
		24,114,465
Taiwan | 10.0%
Advanced Semiconductor Engineering, Inc.	4,641,000	5,400,368
Catcher Technology Co., Ltd.	395,000	3,240,119
Hiwin Technologies Corp.	459,505	2,034,535
Hota Industrial Manufacturing Co., Ltd.	864,817	3,761,943
Largan Precision Co., Ltd.	71,000	5,504,133
Silicon Motion Technology Corp. ADR	184,800	7,172,088

Description	Shares	Value
Lazard Developing Markets Equity Portfolio (concluded)
Taiwan Semiconductor Manufacturing Co., Ltd.	1,384,000	$6,966,443
		34,079,629
Turkey | 5.1%
Aselsan Elektronik Sanayi Ve Ticaret AS	814,261	5,288,160
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	5,189,204	5,285,334
Turkiye Garanti Bankasi AS	2,256,223	6,597,799
		17,171,293
United States | 1.3%
Freeport-McMoRan, Inc.	436,220	4,510,515
Total Common Stocks (Identified cost $342,962,058)		331,538,257
Preferred Stock | 1.3%
Brazil | 1.3%
Banco Bradesco SA ADR (Identified cost $6,145,160)	605,855	4,513,620
Short-Term Investment | 1.3%
State Street Institutional Treasury Money Market Fund (Identified cost $4,331,125)	4,331,125	4,331,125
Total Investments | 100.1% (Identified cost $353,438,343) (b)		$340,383,002
Liabilities in Excess of Cash and Other Assets | (0.1)%		(334,200)
Net Assets | 100.0%		$340,048,802

Description	Shares	Value
Lazard Emerging Markets Equity Advantage Portfolio
Common Stocks | 99.5%
Brazil | 3.2%
Ambev SA ADR	5,400	$27,972
Banco do Brasil SA	1,100	6,048
BB Seguridade Participacoes SA	3,000	24,780
BM&FBovespa SA	1,700	7,271
Braskem SA Sponsored ADR	900	11,619
JBS SA Sponsored ADR	1,400	8,498
Kroton Educacional SA	1,700	5,428
		91,616
Chile | 1.9%
Banco Santander Chile ADR	273	5,283
Cia Cervecerias Unidas SA Sponsored ADR	500	11,225
Enersis Americas SA Sponsored ADR	2,687	37,349
		53,857
China | 23.2%
Alibaba Group Holding, Ltd. Sponsored ADR (a)	400	31,612
Baidu, Inc. Sponsored ADR (a)	70	13,362
Bank of China, Ltd., Class H	27,000	11,207
Bank of Chongqing Co., Ltd., Class H	6,000	4,857
China Construction Bank Corp., Class H	124,000	79,285
China Everbright, Ltd.	4,000	8,353
China Lesso Group Holdings, Ltd.	19,000	10,189
China Life Insurance Co., Ltd., Class H	6,000	14,804
China Lilang, Ltd.	8,000	4,899
China Lodging Group, Ltd. Sponsored ADR	200	7,642
China Mengniu Dairy Co., Ltd.	3,000	4,780
China Merchants Bank Co., Ltd., Class H	6,500	13,658
China Mobile, Ltd.	6,000	66,827
China Overseas Land & Investment, Ltd.	10,000	31,647
China Petroleum & Chemical Corp. Class H	18,000	11,834
China Railway Construction Corp., Ltd., Class H	4,000	4,759
China Railway Group, Ltd., Class H	8,000	6,054
China Resources Land, Ltd.	4,000	10,241
China State Construction International Holdings, Ltd.	2,000	2,980
China Telecom Corp., Ltd. Class H	18,000	9,514
China Unicom Hong Kong, Ltd.	12,000	15,840
Chongqing Rural Commercial Bank Co., Ltd., Class H	8,000	4,228
CNOOC, Ltd.	20,000	23,642
Dali Foods Group Co., Ltd.	11,000	6,650
Dongfeng Motor Group Co., Ltd., Class H	6,000	7,479
Evergrande Real Estate Group, Ltd.	7,000	5,396
Description	Shares	Value
GF Securities Co., Ltd., Class H (a)	2,600	$6,348
Great Wall Motor Co., Ltd. Class H	11,500	9,340
Guangzhou R&F Properties Co., Ltd., Class H	4,000	5,713
Industrial & Commercial Bank of China, Ltd., Class H	65,000	36,449
Longfor Properties Co., Ltd.	3,000	4,270
NetEase, Inc. ADR	28	4,020
New Oriental Education & Technology Group, Inc. Sponsored ADR	200	6,918
PetroChina Co., Ltd., Class H	10,000	6,652
PICC Property & Casualty Co., Ltd., Class H	4,000	7,343
Ping An Insurance (Group) Co. of China, Ltd., Class H	4,500	21,551
Shenzhou International Group Holdings, Ltd.	2,000	10,893
Sunny Optical Technology Group Co., Ltd.	2,000	5,595
Tencent Holdings, Ltd.	5,000	102,161
The People’s Insurance Co. Group of China, Ltd., Class H	25,000	10,571
Tianneng Power International, Ltd. (a)	10,000	8,933
TravelSky Technology, Ltd. Class H	4,000	6,569
Zijin Mining Group Co., Ltd. Class H	18,000	5,523
		670,588
Colombia | 0.5%
Almacenes Exito SA	1,044	5,456
Ecopetrol SA Sponsored ADR	900	7,749
		13,205
Egypt | 0.4%
Commercial International Bank Egypt SAE ADR	3,250	11,537
Greece | 0.6%
Hellenic Telecommunications Organization SA	615	5,563
JUMBO SA (a)	616	8,341
Motor Oil (Hellas) Corinth Refineries SA	418	4,500
		18,404
Hong Kong | 1.1%
Lee & Man Paper Manufacturing, Ltd.	9,000	6,126
Shimao Property Holdings, Ltd.	7,500	11,060
Sino Biopharmaceutical, Ltd.	6,000	4,486
Tongda Group Holdings, Ltd.	50,000	9,991
		31,663
Hungary | 1.6%
MOL Hungarian Oil & Gas Nyrt.	521	31,335
Richter Gedeon Nyrt.	667	13,297
		44,632

Description	Shares	Value
Lazard Emerging Markets Equity Advantage Portfolio (continued)
India | 6.4%
Axis Bank, Ltd. GDR	193	$6,533
Cipla, Ltd. GDR	668	5,164
Dr Reddy’s Laboratories, Ltd. ADR	460	20,787
HDFC Bank, Ltd. ADR	400	24,652
ICICI Bank, Ltd. Sponsored ADR	800	5,728
Infosys, Ltd. Sponsored ADR	2,600	49,452
Reliance Industries, Ltd. Sponsored GDR (d)	813	24,919
State Bank of India GDR	166	4,864
Tata Motors, Ltd. Sponsored ADR (a)	606	17,604
Tata Steel, Ltd. GDR	1,034	4,612
Wipro, Ltd. ADR	500	6,290
WNS Holdings, Ltd. ADR (a)	500	15,320
		185,925
Indonesia | 2.6%
Bank Central Asia Tbk PT	5,600	5,617
Bank Negara Indonesia Persero Tbk PT	12,400	4,863
Bank Tabungan Negara Persero Tbk PT	39,300	5,172
PT Bank Mandiri (Persero) Tbk ADR	1,900	14,691
PT Bank Rakyat Indonesia (Persero) Tbk	22,500	19,386
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	400	20,340
PT United Tractors Tbk	3,900	4,500
		74,569
Malaysia | 3.8%
AirAsia Berhad	12,100	5,675
Astro Malaysia Holdings Berhad	10,400	7,970
Cahya Mata Sarawak Berhad	4,000	4,870
Dialog Group Berhad	11,900	4,880
Inari Amertron Berhad	6,750	5,571
MISC Berhad	4,800	10,950
My EG Services Berhad	22,400	12,287
Tenaga Nasional Berhad Sponsored ADR	2,783	39,352
Top Glove Corp. Berhad	7,200	9,264
VS Industry Berhad	14,000	4,306
Westports Holdings Berhad	4,800	5,081
		110,206
Mexico | 4.9%
Alfa SAB de CV, Series A	4,500	9,056
America Movil SAB de CV, Series L	26,800	20,848
Controladora Vuela Cia de Aviacion SAB de CV ADR (a)	372	7,838
Fomento Economico Mexicano SAB de CV Sponsored ADR	100	9,631
Gentera SAB de CV	12,600	24,869
Gruma SAB de CV, Class B	340	5,392
Description	Shares	Value
Grupo Lala SAB de CV	2,000	$5,436
Kimberly-Clark de Mexico SAB de CV, Series A	4,900	11,838
Megacable Holdings SAB de CV	1,000	4,150
Nemak SAB de CV	5,500	7,907
Promotora y Operadora de Infraestructura SAB de CV	1,700	22,533
Wal-Mart de Mexico SAB de CV	4,500	10,653
		140,151
Peru | 0.9%
Credicorp, Ltd.	200	26,202
Philippines | 1.8%
BDO Unibank, Inc.	6,300	13,997
DMCI Holdings, Inc.	26,600	7,741
Globe Telecom, Inc.	335	16,152
JG Summit Holdings, Inc.	8,770	15,113
		53,003
Poland | 1.7%
Ciech SA (a)	279	5,238
Enea SA	3,196	10,210
Energa SA	1,830	6,430
Polski Koncern Naftowy ORLEN SA	533	10,557
Polskie Gornictwo Naftowe i Gazownictwo SA	4,919	7,014
Tauron Polska Energia SA	12,155	9,805
		49,254
Russia | 2.8%
Gazprom PAO Sponsored ADR	2,500	10,782
Lukoil PJSC Sponsored ADR	289	11,102
MMC Norilsk Nickel PJSC ADR	603	7,785
Mobile TeleSystems PJSC Sponsored ADR	608	4,919
Sberbank of Russia PJSC Sponsored ADR	4,837	33,665
Tatneft PAO Sponsored ADR	437	13,914
		82,167
South Africa | 5.5%
AVI, Ltd.	811	4,772
Barclays Africa Group, Ltd.	533	5,401
Capitec Bank Holdings, Ltd.	297	11,528
Clicks Group, Ltd.	2,112	13,902
FirstRand, Ltd.	4,445	14,563
Mr. Price Group, Ltd.	732	8,797
MTN Group, Ltd.	658	6,026
Naspers, Ltd., N Shares	241	33,643
Sasol, Ltd.	1,164	34,812
The Bidvest Group, Ltd.	228	5,760
Truworths International, Ltd.	1,200	7,983
Vodacom Group, Ltd.	489	5,317

Description	Shares	Value
Lazard Emerging Markets Equity Advantage Portfolio (continued)
Woolworths Holdings, Ltd.	795	$4,829
		157,333
South Korea | 17.7%
Amorepacific Corp.	50	16,898
BGF Retail Co., Ltd.	51	7,314
BNK Financial Group, Inc.	822	6,972
CJ CGV Co., Ltd.	44	3,797
Coway Co., Ltd.	130	10,970
Daishin Securities Co., Ltd.	496	5,205
Dongbu Insurance Co., Ltd.	171	11,349
Hanwha Chemical Corp.	220	4,800
Hyosung Corp.	112	14,103
Hyundai Development Co-Engineering & Construction	138	5,545
Hyundai Engineering & Construction Co., Ltd.	159	5,860
Hyundai Marine & Fire Insurance Co., Ltd.	170	4,935
Hyundai Motor Co.	173	23,070
Hyundai Steel Co. Sponsored GDR (a), (d)	300	14,559
Kangwon Land, Inc.	256	9,156
KB Financial Group, Inc. ADR (a)	400	11,036
Kia Motors Corp.	104	4,392
KIWOOM Securities Co., Ltd.	102	5,958
Korea Aerospace Industries, Ltd.	98	5,587
Korea Electric Power Corp. Sponsored ADR (a)	1,600	41,200
Korea PetroChemical Ind Co., Ltd.	34	7,611
KT&G Corp. GDR (a), (d)	444	21,354
LG Chem, Ltd.	38	10,882
LG Display Co., Ltd. ADR (a)	776	8,870
LG Electronics, Inc.	97	5,225
LG Household & Health Care, Ltd.	6	4,958
LG Uplus Corp.	508	4,909
Lotte Chemical Corp.	65	19,410
Naver Corp.	15	8,355
NCSoft Corp.	53	11,748
Samsung Electronics Co., Ltd. GDR	223	126,999
Samsung Fire & Marine Insurance Co., Ltd.	62	15,993
Shinhan Financial Group Co., Ltd. ADR (a)	300	10,563
SK Hynix, Inc. GDR (a)	624	15,360
SK Innovation Co., Ltd.	45	6,768
SK Telecom Co., Ltd. Sponsored ADR	650	13,111
Woori Bank	781	6,461
		511,283
Taiwan | 12.8%
Advanced Semiconductor Engineering, Inc.	5,000	5,818
Catcher Technology Co., Ltd.	2,000	16,406
Description	Shares	Value
Chunghwa Telecom Co., Ltd. Sponsored ADR	400	$13,504
Eclat Textile Co., Ltd.	1,000	13,159
Elite Material Co., Ltd.	5,000	9,523
Feng TAY Enterprise Co., Ltd.	3,120	16,577
FLEXium Interconnect, Inc.	2,207	5,692
Grape King Bio, Ltd.	1,000	5,733
Hon Hai Precision Industry Co., Ltd. GDR	3,359	17,971
Hotai Motor Co., Ltd.	1,000	10,999
Namchow Chemical Industrial Co., Ltd.	3,000	5,816
President Chain Store Corp.	1,000	7,286
Shin Zu Shing Co., Ltd.	2,000	7,146
St Shine Optical Co., Ltd.	2,000	40,828
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	5,983	156,755
Uni-President Enterprises Corp.	3,000	5,267
Vanguard International Semiconductor Corp.	4,000	6,251
Voltronic Power Technology Corp.	1,050	16,541
Zhen Ding Technology Holding, Ltd.	4,000	8,948
		370,220
Thailand | 4.2%
Airports of Thailand Public Co. Ltd ADR	123	14,055
Bangkok Bank Public Co. Ltd NVDR	3,600	18,420
Beauty Community Public Co. Ltd NVDR	32,524	4,992
Delta Electronics Thailand Public Co. Ltd. (c)	2,100	5,193
Kasikornbank Public Co. Ltd. ADR	572	11,223
Pruksa Real Estate Public Co. Ltd. ADR	543	8,107
PTT Exploration & Production Public Co. Ltd. (c)	2,700	5,392
PTT Global Chemical Public Co. Ltd. ADR (c)	734	6,311
Srisawad Power 1979 Public Co. Ltd. NVDR	5,800	6,966
The Siam Cement Public Co. Ltd.	2,400	31,927
Tipco Asphalt Public Co. Ltd. NVDR	13,100	9,309
		121,895
Turkey | 1.9%
Akbank TAS ADR	1,693	9,616
Eregli Demir ve Celik Fabrikalari TAS ADR	1,424	10,722
Koza Altin Isletmeleri ADR	522	3,350
TAV Havalimanlari Holding AS ADR	372	8,448
Turk Hava Yollari AO ADR (a)	152	4,074
Turk Telekomunikasyon ADR	2,817	12,451
Turkiye Garanti Bankasi AS ADR	2,056	6,003
		54,664
Total Common Stocks
(Identified cost $3,008,612)		2,872,374
Preferred Stocks | 1.6%
Brazil | 1.4%
Banco Bradesco SA ADR	2,419	18,022

Description	Shares	Value
Lazard Emerging Markets Equity Advantage Portfolio (concluded)
Itau Unibanco Holding SA Sponsored ADR	2,600	$22,334
		40,356
Colombia | 0.2%
Banco Davivienda SA	794	7,272
Total Preferred Stocks (Identified cost $44,409)		47,628
Total Investments | 101.1% (Identified cost $3,053,021) (b)		$2,920,002
Liabilities in Excess of Cash and Other Assets | (1.1)%		(31,950)
Net Assets | 100.0%		$2,888,052

Description	Shares	Value
Lazard Emerging Markets Equity Blend Portfolio
Common Stocks | 96.2%
Argentina | 1.1%
YPF SA Sponsored ADR	158,375	$2,831,745
Brazil | 5.8%
Ambev SA ADR	410,675	2,127,297
Banco ABC Brasil SA	385,719	1,319,468
Banco do Brasil SA	390,657	2,147,953
CCR SA	540,100	2,107,436
Cielo SA Sponsored ADR	276,396	2,661,693
Estacio Participacoes SA	263,600	866,534
Iochpe Maxion SA	456,700	1,606,735
Localiza Rent a Car SA	230,510	1,905,290
Natura Cosmeticos SA	75,395	556,501
Tegma Gestao Logistica	50,145	62,757
		15,361,664
China | 24.5%
AAC Technologies Holdings, Inc.	412,640	3,157,030
Agricultural Bank of China, Ltd., Class H	7,969,726	2,866,383
Alibaba Group Holding, Ltd. Sponsored ADR (a)	41,494	3,279,271
Anhui Conch Cement Co., Ltd., Class H	779,500	2,090,095
Baidu, Inc. Sponsored ADR (a)	44,592	8,511,721
Brilliance China Automotive Holdings, Ltd.	2,133,373	2,208,355
China Construction Bank Corp., Class H	6,505,281	4,159,435
China Lesso Group Holdings, Ltd.	1,954,000	1,047,863
China Medical System Holdings, Ltd.	1,089,000	1,510,521
China Mobile, Ltd. Sponsored ADR	55,386	3,071,154
China Pioneer Pharma Holdings, Ltd.	2,136,000	558,964
China Shenhua Energy Co., Ltd., Class H	1,147,500	1,807,634
China State Construction International Holdings, Ltd.	2,660,504	3,964,682
CNOOC, Ltd.	3,724,800	4,403,104
Cosmo Lady China Holdings Co., Ltd.	1,137,000	918,998
CT Environmental Group, Ltd.	3,368,801	985,798
Greatview Aseptic Packaging Co., Ltd.	2,374,679	1,129,582
Minth Group, Ltd.	592,000	1,372,139
NetEase, Inc. ADR	36,245	5,204,057
New Oriental Education & Technology Group, Inc. Sponsored ADR	67,800	2,345,202
Ping An Insurance (Group) Co. of China, Ltd., Class H	742,000	3,553,443
Silergy Corp.	46,427	633,279
Tencent Holdings, Ltd.	162,800	3,326,368
Vipshop Holdings, Ltd. ADR (a)	186,014	2,395,860
		64,500,938
Description	Shares	Value
Colombia | 0.9%
Bancolombia SA Sponsored ADR	72,045	$2,462,498
Egypt | 0.5%
Commercial International Bank Egypt SAE GDR	402,051	1,427,281
Georgia | 0.6%
BGEO Group PLC	49,642	1,445,929
Hong Kong | 2.8%
Man Wah Holdings, Ltd.	1,244,000	1,579,586
Pacific Textiles Holdings, Ltd.	900,000	1,299,413
PAX Global Technology, Ltd.	1,469,000	1,469,502
Techtronic Industries Co., Ltd.	368,233	1,457,296
Tongda Group Holdings, Ltd.	7,489,114	1,496,403
		7,302,200
Hungary | 1.0%
OTP Bank Nyrt.	102,703	2,578,772
India | 9.5%
Adani Ports & Special Economic Zone, Ltd.	357,558	1,340,657
Aurobindo Pharma, Ltd.	332,547	3,741,138
Axis Bank, Ltd.	758,150	5,100,318
Bajaj Auto, Ltd.	54,293	1,969,502
Balkrishna Industries, Ltd.	128,773	1,230,901
CCL Products India, Ltd.	276,936	811,707
Dewan Housing Finance Corp., Ltd.	546,316	1,620,242
HCL Technologies, Ltd.	183,077	2,248,705
ICICI Bank, Ltd. Sponsored ADR	520,198	3,724,618
Reliance Industries, Ltd.	121,978	1,924,829
UPL, Ltd.	200,464	1,446,967
		25,159,584
Indonesia | 5.5%
PT Bank Mandiri (Persero) Tbk	4,084,300	3,172,571
PT Bank Rakyat Indonesia (Persero) Tbk	4,965,718	4,278,531
PT Pakuwon Jati Tbk	37,417,600	1,365,771
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	79,915	4,063,678
PT United Tractors Tbk	1,459,580	1,684,131
		14,564,682
Macau | 0.6%
Wynn Macau, Ltd. (a)	1,019,530	1,577,131
Malaysia | 0.4%
Berjaya Auto Berhad	1,992,620	1,108,288
Mexico | 4.8%
America Movil SAB de CV, Class L Sponsored ADR	88,345	1,371,998
Credito Real SAB de CV	586,515	1,241,118

Description	Shares	Value
Lazard Emerging Markets Equity Blend Portfolio (concluded)
Grupo Financiero Banorte SAB de CV, Class O	488,800	$2,770,041
Grupo Financiero Interacciones SA de CV, Class O	182,671	1,035,095
Grupo Mexico SAB de CV, Series B	537,701	1,297,169
Kimberly-Clark de Mexico SAB de CV, Series A	982,300	2,373,146
Nemak SAB de CV	884,700	1,271,966
Telesites SAB de CV (a)	90,145	50,871
Unifin Financiera SAB de CV SOFOM ENR	490,105	1,373,258
		12,784,662
Peru | 0.8%
Credicorp, Ltd.	16,616	2,176,862
Philippines | 0.5%
Philippine Long Distance Telephone Co. Sponsored ADR	31,202	1,351,359
Russia | 8.3%
Gazprom PAO Sponsored ADR	365,818	1,577,773
Lukoil PJSC Sponsored ADR	52,473	2,015,750
MegaFon OAO GDR	8,370	92,070
MegaFon OAO GDR (c), (d)	78,679	865,469
Mobile TeleSystems PJSC Sponsored ADR	200,100	1,618,809
Novatek OAO Sponsored GDR	29,223	2,625,687
Sberbank of Russia PJSC (a)	2,485,054	4,060,568
Sberbank of Russia PJSC Sponsored ADR	468,777	3,253,312
X5 Retail Group NV GDR (a)	152,212	3,226,895
Yandex NV Class A (a)	159,965	2,450,664
		21,786,997
South Africa | 0.9%
Standard Bank Group, Ltd.	211,730	1,899,923
Sun International, Ltd.	126,136	586,947
		2,486,870
South Korea | 9.1%
Eugene Technology Co., Ltd.	109,276	1,342,539
Fila Korea, Ltd.	15,870	1,321,112
Hansae Co., Ltd.	30,800	1,527,072
Hanwha Life Insurance Co., Ltd.	243,323	1,425,555
Hyundai Mobis Co., Ltd.	13,590	2,958,998
Hyundai Wia Corp.	12,159	1,116,383
Koh Young Technology, Inc.	34,097	1,216,472
KT&G Corp.	13,511	1,299,589
Samsung Electronics Co., Ltd.	4,956	5,685,792
Shinhan Financial Group Co., Ltd.	79,241	2,806,279
SK Hynix, Inc.	93,197	2,294,067
Viatron Technologies, Inc.	45,379	1,049,558
		24,043,416
Description	Shares	Value
Taiwan | 11.0%
Advanced Semiconductor Engineering, Inc.	1,817,000	$2,114,301
Catcher Technology Co., Ltd.	147,000	1,205,816
Chailease Holding Co., Ltd.	740,336	1,290,481
Chicony Electronics Co., Ltd.	640,452	1,647,695
Hon Hai Precision Industry Co., Ltd.	705,247	1,858,220
King Slide Works Co., Ltd.	111,000	1,281,273
Largan Precision Co., Ltd.	33,000	2,558,259
Macauto Industrial Co., Ltd.	114,457	601,020
Makalot Industrial Co., Ltd.	156,009	937,974
Silicon Motion Technology Corp. ADR	61,200	2,375,172
Sinmag Equipment Corp.	241,615	874,601
Sporton International, Inc.	247,590	1,265,491
Taiwan Semiconductor Manufacturing Co., Ltd.	1,762,113	8,869,696
Toung Loong Textile Manufacturing Co., Ltd.	399,000	1,110,813
Voltronic Power Technology Corp.	58,981	929,138
		28,919,950
Thailand | 0.6%
KCE Electronics Public Co. Ltd. (c)	258,062	579,502
Supalai Public Co. Ltd. (c)	1,742,800	926,389
		1,505,891
Turkey | 5.4%
Aselsan Elektronik Sanayi Ve Ticaret AS	305,825	1,986,159
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	1,401,161	1,427,118
KOC Holding AS ADR	135,167	3,422,429
Turkcell Iletisim Hizmetleri AS ADR	204,675	2,151,134
Turkiye Garanti Bankasi AS	742,965	2,172,628
Turkiye Is Bankasi AS, C Shares	1,027,838	1,699,810
Turkiye Sinai Kalkinma Bankasi AS	2,391,915	1,400,617
		14,259,895
United States | 1.6%
Freeport-McMoRan, Inc.	255,980	2,646,833
Nexteer Automotive Group, Ltd.	1,425,000	1,473,248
		4,120,081
Total Common Stocks (Identified cost $270,843,283)		253,756,695
Short-Term Investment | 3.4%
State Street Institutional Treasury Money Market Fund (Identified cost $8,870,036)	8,870,036	8,870,036

Total Investments | 99.6% (Identified cost $279,713,319) (b)	$262,626,731
Cash and Other Assets in Excess of Liabilities | 0.4%	1,157,143
Net Assets | 100.0%	$263,783,874

Description	Shares	Value
Lazard Emerging Markets Multi Asset Portfolio
Common Stocks | 69.3%
Argentina | 0.6%
YPF SA Sponsored ADR	62,130	$1,110,884
Brazil | 4.1%
Ambev SA ADR	186,700	967,106
Banco ABC Brasil SA	132,478	453,181
Banco do Brasil SA	178,045	978,947
Braskem SA A Shares	55,640	362,252
CCR SA	310,500	1,211,551
Cielo SA Sponsored ADR	125,530	1,208,854
Estacio Participacoes SA	77,840	255,884
Iochpe Maxion SA	157,600	554,459
Localiza Rent a Car SA	105,438	871,502
Natura Cosmeticos SA	33,355	246,198
Tegma Gestao Logistica	17,312	21,666
		7,131,600
China | 16.9%
AAC Technologies Holdings, Inc.	124,500	952,526
Agricultural Bank of China, Ltd., Class H	2,423,090	871,486
Alibaba Group Holding, Ltd. Sponsored ADR (a)	12,426	982,027
Anhui Conch Cement Co., Ltd., Class H	240,500	644,859
Baidu, Inc. Sponsored ADR (a)	21,160	4,039,021
Brilliance China Automotive Holdings, Ltd.	631,717	653,920
China Construction Bank Corp., Class H	2,956,065	1,890,089
China Lesso Group Holdings, Ltd.	632,775	339,335
China Medical System Holdings, Ltd.	329,000	456,347
China Mobile, Ltd. Sponsored ADR	38,556	2,137,930
China Pioneer Pharma Holdings, Ltd.	802,000	209,873
China Shenhua Energy Co., Ltd., Class H	522,986	823,850
China State Construction International Holdings, Ltd.	806,125	1,201,287
CNOOC, Ltd.	1,431,000	1,691,592
Cosmo Lady China Holdings Co., Ltd.	392,000	316,840
CT Environmental Group, Ltd.	2,931,536	857,843
ENN Energy Holdings, Ltd.	80,000	441,388
Greatview Aseptic Packaging Co., Ltd.	819,978	390,045
Industrial & Commercial Bank of China, Ltd., Class H	2,190,000	1,228,061
Minth Group, Ltd.	204,000	472,832
NetEase, Inc. ADR	16,455	2,362,609
New Oriental Education & Technology Group, Inc. Sponsored ADR	20,297	702,073
PICC Property & Casualty Co., Ltd., Class H	330,000	605,774
Ping An Insurance (Group) Co. of China, Ltd., Class H	423,850	2,029,820
Silergy Corp.	15,814	215,708
Description	Shares	Value
Tencent Holdings, Ltd.	88,200	$1,802,123
Vipshop Holdings, Ltd. ADR (a)	88,542	1,140,421
		29,459,679
Colombia | 0.4%
Bancolombia SA Sponsored ADR	21,547	736,477
Egypt | 0.4%
Commercial International Bank Egypt SAE GDR	182,229	646,913
Georgia | 0.3%
BGEO Group PLC	17,098	498,016
Hong Kong | 1.6%
Man Wah Holdings, Ltd.	429,200	544,982
Pacific Textiles Holdings, Ltd.	310,000	447,576
PAX Global Technology, Ltd.	485,000	485,166
Techtronic Industries Co., Ltd.	212,610	841,412
Tongda Group Holdings, Ltd.	2,530,049	505,530
		2,824,666
Hungary | 0.7%
OTP Bank Nyrt.	46,655	1,171,462
India | 7.2%
Adani Ports & Special Economic Zone, Ltd.	107,860	404,419
Aurobindo Pharma, Ltd.	100,319	1,128,584
Axis Bank, Ltd.	344,752	2,319,257
Bajaj Auto, Ltd.	24,717	896,620
Balkrishna Industries, Ltd.	44,416	424,559
CCL Products India, Ltd.	88,934	260,668
Dewan Housing Finance Corp., Ltd.	188,547	559,185
Dr Reddy’s Laboratories, Ltd. ADR	11,636	525,831
HCL Technologies, Ltd.	83,370	1,024,020
HDFC Bank, Ltd. ADR	34,477	2,124,817
ICICI Bank, Ltd. Sponsored ADR	155,781	1,115,392
Reliance Industries, Ltd.	36,535	576,527
Tata Motors, Ltd. Sponsored ADR (a)	22,957	666,901
UPL, Ltd.	69,275	500,033
		12,526,813
Indonesia | 3.8%
PT Bank Mandiri (Persero) Tbk	2,789,323	2,166,669
PT Bank Rakyat Indonesia (Persero) Tbk	1,498,800	1,291,387
PT Pakuwon Jati Tbk	12,787,960	466,770
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	44,192	2,247,163
PT United Tractors Tbk	391,315	451,517
		6,623,506
Macau | 0.4%
Wynn Macau, Ltd. (a)	464,800	719,008

Description	Shares	Value
Lazard Emerging Markets Multi Asset Portfolio (continued)
Malaysia | 0.2%
Berjaya Auto Berhad	674,660	$375,243
Mexico | 4.7%
Alsea SAB de CV	109,400	410,634
America Movil SAB de CV, Class L Sponsored ADR	40,220	624,617
Credito Real SAB de CV	208,220	440,612
Fibra Uno Administracion SA de CV REIT	236,804	550,852
Gruma SAB de CV, Class B	44,178	700,598
Grupo Aeroportuario del Pacifico SAB de CV ADR	4,655	412,945
Grupo Financiero Banorte SAB de CV, Class O	290,165	1,644,372
Grupo Financiero Interacciones SA de CV, Class O	62,787	355,779
Grupo Mexico SAB de CV, Series B	243,609	587,691
Kimberly-Clark de Mexico SAB de CV, Series A	445,635	1,076,613
Nemak SAB de CV	305,300	438,941
Telesites SAB de CV (a)	29,620	16,715
Unifin Financiera SAB de CV SOFOM ENR	168,320	471,627
Wal-Mart de Mexico SAB de CV	175,842	416,269
		8,148,265
Peru | 0.7%
Credicorp, Ltd.	9,677	1,267,784
Philippines | 0.9%
BDO Unibank, Inc.	402,529	894,315
Philippine Long Distance Telephone Co. Sponsored ADR	14,240	616,734
		1,511,049
Russia | 4.9%
Gazprom PAO Sponsored ADR	166,707	719,007
Lukoil PJSC Sponsored ADR	23,758	912,664
Magnit PJSC Sponsored GDR	14,672	586,146
MegaFon OAO GDR	10,520	115,720
MegaFon OAO GDR (c), (d)	31,823	350,053
Mobile TeleSystems PJSC Sponsored ADR	91,210	737,889
Novatek OAO Sponsored GDR	8,717	783,223
Sberbank of Russia PJSC (a)	753,101	1,230,564
Sberbank of Russia PJSC Sponsored ADR	213,212	1,479,691
X5 Retail Group NV GDR (a)	45,249	959,279
Yandex NV Class A (a)	48,370	741,028
		8,615,264
South Africa | 2.1%
FirstRand, Ltd.	124,421	407,637
Mondi PLC	44,532	854,493
Description	Shares	Value
Naspers, Ltd., N Shares	9,949	$1,388,867
Standard Bank Group, Ltd.	96,028	861,691
Sun International, Ltd.	43,344	201,692
		3,714,380
South Korea | 6.7%
Amorepacific Corp.	1,592	538,045
Eugene Technology Co., Ltd.	37,652	462,584
Fila Korea, Ltd.	5,477	455,938
Hansae Co., Ltd.	9,226	457,428
Hanwha Life Insurance Co., Ltd.	125,282	733,989
Hyundai Mobis Co., Ltd.	6,190	1,347,770
Hyundai Wia Corp.	4,239	389,205
Koh Young Technology, Inc.	11,571	412,816
KT&G Corp.	6,147	591,264
Samsung Electronics Co., Ltd.	2,607	2,990,892
Shinhan Financial Group Co., Ltd.	35,993	1,274,673
SK Hynix, Inc.	64,004	1,575,474
Viatron Technologies, Inc.	15,646	361,872
		11,591,950
Taiwan | 7.3%
Advanced Semiconductor Engineering, Inc.	546,000	635,337
Catcher Technology Co., Ltd.	44,000	360,925
Chailease Holding Co., Ltd.	252,280	439,750
Chicony Electronics Co., Ltd.	223,702	575,520
Delta Electronics, Inc.	43,100	190,163
Hon Hai Precision Industry Co., Ltd.	166,950	439,888
Hon Hai Precision Industry Co., Ltd. GDR	159,177	851,597
King Slide Works Co., Ltd.	39,000	450,177
Largan Precision Co., Ltd.	10,000	775,230
Macauto Industrial Co., Ltd.	39,747	208,714
Makalot Industrial Co., Ltd.	53,489	321,592
Silicon Motion Technology Corp. ADR	18,300	710,223
Sinmag Equipment Corp.	82,334	298,033
Sporton International, Inc.	85,930	439,208
Taiwan Semiconductor Manufacturing Co., Ltd.	196,668	989,940
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	165,930	4,347,366
Toung Loong Textile Manufacturing Co., Ltd.	136,820	380,906
Voltronic Power Technology Corp.	21,085	332,155
		12,746,724
Thailand | 0.8%
Kasikornbank Public Co. Ltd.	98,720	491,075
KCE Electronics Public Co. Ltd. (c)	89,028	199,921
Supalai Public Co. Ltd. (c)	608,500	323,449

Description	Shares	Value
Lazard Emerging Markets Multi Asset Portfolio (continued)
Thai Oil Public Co. Ltd.	205,000	$403,532
		1,417,977
Turkey | 3.3%
Aselsan Elektronik Sanayi Ve Ticaret AS	91,527	594,416
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	421,440	429,247
KOC Holding AS ADR	61,404	1,554,749
TAV Havalimanlari Holding AS	57,827	344,975
Turkcell Iletisim Hizmetleri AS ADR	92,927	976,663
Turkiye Garanti Bankasi AS	213,960	625,676
Turkiye Is Bankasi AS, C Shares	468,384	774,601
Turkiye Sinai Kalkinma Bankasi AS	828,993	485,428
		5,785,755
United Arab Emirates | 0.2%
Emaar Properties PJSC	166,477	272,854
United Kingdom | 0.3%
Unilever NV	12,015	536,830
United States | 0.8%
Freeport-McMoRan, Inc.	76,690	792,974
Nexteer Automotive Group, Ltd.	489,000	505,557
		1,298,531
Total Common Stocks (Identified cost $129,241,061)		120,731,630

Description	Security Currency	Principal Amount (000)	Value
Corporate Bonds | 0.3%
Argentina | 0.1%
YPF SA, 8.500%, 03/23/21	USD	150	$149,972
Brazil | 0.1%
Petrobras Global Finance BV:
8.375%, 12/10/18	USD	11	10,963
5.750%, 01/20/20	USD	70	60,305
6.850%, 06/05/15	USD	110	75,286
			146,554
Bulgaria | 0.0%
ContourGlobal Power Holdings SA,
7.125%, 06/01/19 (d)	USD	25	24,344
China | 0.1%
Green Dragon Gas, Ltd., 10.000%, 11/20/17	USD	200	150,000
Total Corporate Bonds (Identified cost $512,142)			470,870
Description	Security Currency	Principal Amount (000)	Value
Foreign Government Obligations | 17.6%
Angola | 0.1%
Republic of Angola Northern Lights III BV, 7.000%, 08/16/19	USD	149	$144,957
Argentina | 1.1%
Republic of Argentina:
8.750%, 06/02/17 (e)	USD	155	183,288
8.280%, 12/31/33 (e)	USD	953	1,139,296
2.500%, 12/31/38 (e)	USD	920	614,100
			1,936,684
Belize | 0.1%
Republic of Belize, 5.000%, 02/20/38 (f)	USD	316	154,840
Brazil | 2.0%
Brazil Letras do Tesouro Nacional, 0.000%, 01/01/19	BRL	1,050	204,821
Brazil NTN-B:
6.000%, 08/15/16	BRL	680	535,150
6.000%, 08/15/18	BRL	270	211,303
6.000%, 08/15/50	BRL	440	324,919
Brazil NTN-F, 10.000%, 01/01/18	BRL	1,370	361,409
Federal Republic of Brazil:
6.000%, 04/07/26	USD	1,560	1,583,400
5.000%, 01/27/45	USD	385	307,519
			3,528,521
Chile | 0.0%
Republic of Chile, 3.625%, 10/30/42	USD	30	28,500
Colombia | 0.6%
Colombian Titulos De Tesoreria, 7.000%, 05/04/22	COP	790,000	253,131
Republic of Colombia:
2.625%, 03/15/23	USD	65	60,450
4.000%, 02/26/24	USD	150	150,750
4.500%, 01/28/26	USD	300	306,750
7.375%, 09/18/37	USD	50	59,250
6.125%, 01/18/41	USD	155	163,525
5.625%, 02/26/44	USD	130	129,350
			1,123,206
Congo | 0.2%
Republic of Congo, 4.000%, 06/30/29 (f)	USD	564	412,929
Croatia | 0.4%
Croatia:
6.250%, 04/27/17	USD	50	51,925
6.750%, 11/05/19	USD	150	164,475
6.625%, 07/14/20	USD	50	54,850
5.500%, 04/04/23	USD	200	211,400

Description	Security Currency	Principal Amount (000)	Value
Lazard Emerging Markets Multi Asset Portfolio (continued)
6.000%, 01/26/24	USD	210	$229,215
			711,865
Dominican Republic | 0.4%
Dominican Republic:
7.500%, 05/06/21	USD	205	222,425
7.450%, 04/30/44	USD	285	299,250
6.850%, 01/27/45 (d)	USD	180	176,400
			698,075
Egypt | 0.2%
Arab Republic of Egypt:
5.875%, 06/11/25 (d)	USD	145	129,050
5.875%, 06/11/25	USD	200	178,000
			307,050
Ghana | 0.1%
Republic of Ghana, 8.125%, 01/18/26	USD	200	156,000
Guatemala | 0.1%
Republic of Guatemala:
5.750%, 06/06/22	USD	59	64,605
4.875%, 02/13/28	USD	75	76,388
			140,993
Hungary | 1.1%
Hungary:
6.375%, 03/29/21	USD	180	204,525
5.375%, 02/21/23	USD	592	656,380
5.750%, 11/22/23	USD	320	364,000
5.375%, 03/25/24	USD	314	350,895
7.625%, 03/29/41	USD	200	283,250
			1,859,050
Indonesia | 0.8%
Indonesia Government Bond, 7.875%, 04/15/19	IDR	5,678,000	430,682
Perusahaan Penerbit SBSN Indonesia III, 4.325%, 05/28/25 (d)	USD	325	323,375
Republic of Indonesia:
8.500%, 10/12/35	USD	100	135,500
6.625%, 02/17/37	USD	125	145,000
7.750%, 01/17/38	USD	100	128,500
5.250%, 01/17/42	USD	130	130,650
6.750%, 01/15/44	USD	120	144,622
			1,438,329
Ivory Coast | 0.5%
Ivory Coast:
6.375%, 03/03/28 (d)	USD	250	235,937
6.375%, 03/03/28	USD	300	283,125
5.750%, 12/31/32	USD	350	322,875
			841,937
Description	Security Currency	Principal Amount (000)	Value
Jamaica | 0.1%
Government of Jamaica:
8.000%, 06/24/19	USD	75	$81,563
6.750%, 04/28/28	USD	75	77,156
			158,719
Jordan | 0.0%
Kingdom of Jordan, 6.125%, 01/29/26 (d)	USD	70	73,500
Lithuania | 0.4%
Republic of Lithuania:
7.375%, 02/11/20	USD	270	319,067
6.625%, 02/01/22	USD	300	362,286
			681,353
Mexico | 1.3%
Mexican Bonos:
6.500%, 06/10/21	MXN	5,260	319,766
5.750%, 03/05/26	MXN	2,680	152,694
Mexican Udibonos, 2.500%, 12/10/20	MXN	11,760	685,600
United Mexican States:
5.625%, 01/15/17	USD	60	61,890
4.000%, 10/02/23	USD	280	293,300
3.600%, 01/30/25	USD	150	152,775
6.050%, 01/11/40	USD	238	279,055
4.750%, 03/08/44	USD	204	204,000
5.550%, 01/21/45	USD	163	180,522
			2,329,602
Morocco | 0.1%
Kingdom of Morocco, 5.500%, 12/11/42	USD	200	208,000
Pakistan | 0.1%
Islamic Republic of Pakistan:
8.250%, 04/15/24 (d)	USD	5	5,309
8.250%, 04/15/24	USD	200	212,353
			217,662
Panama | 1.1%
Republic of Panama:
3.750%, 03/16/25	USD	620	639,375
7.125%, 01/29/26	USD	30	38,812
8.875%, 09/30/27	USD	220	315,700
3.875%, 03/17/28	USD	430	433,870
9.375%, 04/01/29	USD	55	81,950
6.700%, 01/26/36	USD	300	382,500
			1,892,207
Paraguay | 0.2%
Republic of Paraguay, 5.000%, 04/15/26 (d)	USD	80	80,400
6.100%, 08/11/44	USD	205	209,100
			289,500

Description	Security Currency	Principal Amount (000)	Value
Lazard Emerging Markets Multi Asset Portfolio (continued)
Peru | 0.6%
Republic of Peru:
7.350%, 07/21/25	USD	95	$125,400
8.750%, 11/21/33	USD	591	874,680
			1,000,080
Portugal | 0.6%
Republic of Portugal, 5.125%, 10/15/24	USD	1,075	1,091,297
Romania | 0.4%
Romania Government Bonds:
5.850%, 04/26/23	RON	1,180	353,610
4.750%, 02/24/25	RON	920	258,743
			612,353
Russia | 0.2%
Russia Foreign Bond, 4.875%, 09/16/23	USD	400	417,400
Rwanda | 0.1%
Republic of Rwanda, 6.625%, 05/02/23	USD	225	217,563
Senegal | 0.1%
Republic of Senegal, 8.750%, 05/13/21	USD	200	215,250
Serbia | 0.3%
Republic of Serbia:
5.875%, 12/03/18	USD	200	209,000
7.250%, 09/28/21	USD	200	223,500
			432,500
Slovenia | 1.2%
Republic of Slovenia:
5.850%, 05/10/23	USD	930	1,069,451
5.250%, 02/18/24	USD	910	1,019,026
			2,088,477
South Africa | 0.6%
Republic of South Africa:
7.250%, 01/15/20	ZAR	6,790	440,260
6.750%, 03/31/21	ZAR	3,530	220,561
10.500%, 12/21/26	ZAR	5,100	377,522
			1,038,343
Sri Lanka | 0.2%
Republic of Sri Lanka:
6.250%, 07/27/21	USD	40	39,100
6.125%, 06/03/25	USD	150	137,250
6.850%, 11/03/25	USD	100	95,625
Description	Security Currency	Principal Amount (000)	Value
6.850%, 11/03/25 (d)	USD	140	$133,875
			405,850
Turkey | 0.7%
Republic of Turkey:
7.500%, 07/14/17	USD	100	106,875
7.000%, 06/05/20	USD	63	71,190
7.375%, 02/05/25	USD	260	311,350
4.875%, 10/09/26	USD	445	449,450
4.875%, 04/16/43	USD	250	232,187
6.625%, 02/17/45	USD	55	65,588
			1,236,640
Uganda | 0.1%
Uganda Government Bond, 12.875%, 05/19/16	UGX	519,600	153,514
Ukraine | 0.5%
Ukraine Government Bonds:
7.750%, 09/01/19 (d)	USD	53	49,770
7.750%, 09/01/20 (d)	USD	577	540,088
7.750%, 09/01/21 (d)	USD	84	77,784
7.750%, 09/01/27 (d)	USD	100	88,125
0.000%, 05/31/40 (g)	USD	250	82,500
			838,267
Uruguay | 0.6%
Republica Orient Uruguay:
5.000%, 09/14/18	UYU	7,647	239,681
4.500%, 08/14/24	USD	260	274,950
7.875%, 01/15/33	USD	280	361,900
5.100%, 06/18/50	USD	239	222,270
			1,098,801
Venezuela | 0.2%
Republic of Venezuela:
7.650%, 04/21/25	USD	85	28,263
9.250%, 09/15/27	USD	195	78,000
9.250%, 05/07/28	USD	105	37,013
11.950%, 08/05/31	USD	90	35,550
9.375%, 01/13/34	USD	163	57,457
7.000%, 03/31/38	USD	130	43,550
			279,833
Vietnam | 0.2%
Socialist Republic of Vietnam:
6.750%, 01/29/20	USD	120	133,050
4.800%, 11/19/24	USD	125	125,156
			258,206
Total Foreign Government Obligations (Identified cost $30,776,807)			30,717,853
Quasi Government Bonds | 1.1%
Chile | 0.4%
Corp. Nacional del Cobre de Chile, 4.500%, 09/16/25	USD	635	646,430

Description	Security Currency	Principal Amount (000)	Value
Lazard Emerging Markets Multi Asset Portfolio (continued)
Indonesia | 0.1%
Majapahit holding BV, 7.750%, 01/20/20	USD	125	$142,969
Malaysia | 0.2%
Petronas Capital, Ltd., 3.500%, 03/18/25	USD	422	428,471
Mexico | 0.2%
Petroleos Mexicanos:
8.000%, 05/03/19	USD	120	133,674
6.500%, 06/02/41	USD	79	73,707
5.500%, 06/27/44	USD	44	36,199
5.625%, 01/23/46	USD	46	38,180
			281,760
Tunisia | 0.0%
Banque Centrale de Tunisie SA, 5.750%, 01/30/25 (d)	USD	80	69,300
Venezuela | 0.2%
Petroleos de Venezuela SA:
8.500%, 11/02/17	USD	193	102,467
6.000%, 05/16/24	USD	265	82,282
5.375%, 04/12/27	USD	390	123,298
9.750%, 05/17/35	USD	85	31,595
5.500%, 04/12/37	USD	107	33,973
			373,615
Total Quasi Government Bonds (Identified cost $1,961,997)			1,942,545
US Treasury Securities | 6.3%
US Treasury Notes:
0.375%, 04/30/16	USD	3,100	3,100,310
1.750%, 05/31/16	USD	1,130	1,132,680
1.500%, 06/30/16	USD	3,800	3,811,134
0.625%, 07/15/16	USD	3,000	3,002,343
Total US Treasury Securities (Identified cost $11,043,177)			11,046,467

Description	Shares	Value
Warrant | 0.0%
Iraq | 0.0%
Gulf Keystone Petroleum, Ltd. Expires 04/18/17 (Identified cost $0)	64,000	$0
Short-Term Investment | 4.5%
State Street Institutional Treasury Money Market Fund (Identified cost $7,772,285)	7,772,285	7,772,285
Description	Number of Contracts	Value
Purchased Options | 0.0%
USD vs EUR April 16 1.1 Call:
Expires 04/12/16	25,000	$500
Expires 04/14/16	18,900	378
USD vs MXN July 16 18.5 Put,
Expires 07/26/16	6,400	46,464
Total Purchased Options (Identified cost $48,449)		47,342
Total Investments | 99.1% (Identified cost $181,355,918) (b), (h)		172,728,992
Cash and Other Assets in Excess of Liabilities | 0.9%		1,540,138
Net Assets | 100.0%		$174,269,130

Lazard Emerging Markets Multi Asset Portfolio (continued)

Forward Currency Contracts open at March 31, 2016:

Currency	Counterparty	Settlement Date	Quantity	Cost on Origination Date^		Unrealized Appreciation	Unrealized Depreciation
Forward Currency Purchase Contracts
BRL	BRC	04/04/16	513,426	139,027		$3,764	$—
BRL	BRC	04/04/16	770,139	216,398		—	2,212
BRL	JPM	04/04/16	513,426	139,027		3,764	—
BRL	JPM	04/04/16	770,139	216,398		—	2,212
BRL	SCB	04/04/16	513,426	139,046		3,745	—
CAD	BRC	04/18/16	345,112	260,000		5,735	—
CAD	BRC	04/18/16	373,791	280,000		7,818	—
CAD	SCB	04/18/16	187,189	140,000		4,135	—
CLP	SCB	04/08/16	119,842,660	173,761		5,083	—
CLP	SCB	05/23/16	113,484,000	168,000		673	—
CNH	HSB	04/14/16	2,208,583	344,000		—	2,446
CNY	SCB	04/29/16	3,364,644	514,000		5,714	—
COP	CIT	05/18/16	544,464,000	171,000		9,928	—
COP	SCB	04/22/16	530,964,000	172,000		4,877	—
DOP	CIT	04/04/16	17,336,000	374,914		2,221	—
DOP	CIT	04/11/16	3,710,610	80,108		637	—
DOP	CIT	05/09/16	6,501,600	141,308		65	—
DOP	CIT	06/02/16	2,200,000	47,430		219	—
DOP	CIT	06/30/16	4,827,240	100,526		3,581	—
DOP	CIT	07/01/16	17,336,000	377,116		—	3,303
EGP	BNP	11/30/16	1,641,750	165,000		—	1,544
EGP	BNP	02/24/17	1,840,050	174,000		2,476	—
EUR	JPM	04/04/16	469,632	1,512,215	TRY	—	1,804
EUR	JPM	05/02/16	154,000	656,516	PLN	—	488
EUR	JPM	05/20/16	268,000	1,140,875	PLN	—	175
EUR	SCB	04/18/16	490,000	2,088,620	PLN	—	1,818
HUF	CIT	04/13/16	94,135,493	343,000		—	1,814
HUF	CIT	04/13/16	162,062,282	597,289		—	9,907
HUF	JPM	06/01/16	51,999,750	164,999	EUR	237	—
HUF	JPM	06/30/16	90,922,290	288,999	EUR	—	535
IDR	BRC	04/18/16	492,283,137	37,436		—	389
IDR	CIT	03/22/17	2,280,370,000	163,000		—	1,622
IDR	JPM	04/18/16	1,480,216,863	112,564		—	1,170
INR	BRC	04/18/16	8,815,879	129,798		2,985	—
INR	BRC	04/18/16	9,247,253	136,712		2,568	—
INR	JPM	04/18/16	9,247,253	136,652		2,628	—
INR	JPM	04/18/16	11,556,717	170,202		3,863	—
INR	JPM	04/25/16	23,997,600	360,000		984	—
INR	JPM	04/25/16	32,168,730	472,999		10,899	—
INR	JPM	07/13/16	22,398,770	331,000		1,258	—
INR	SCB	04/18/16	9,247,253	136,672		2,608	—
INR	UBS	04/18/16	9,247,251	136,642		2,638	—
JPY	SCB	04/19/16	25,770,848	228,447		644	—
JPY	SCB	04/19/16	25,908,960	231,000		—	681

Lazard Emerging Markets Multi Asset Portfolio (continued)

Forward Currency Contracts open at March 31, 2016 (continued):

Currency	Counterparty	Settlement Date	Quantity	Cost on Origination Date^		Unrealized Appreciation	Unrealized Depreciation
Forward Currency Purchase Contracts (continued)
KRW	CIT	04/04/16	417,860,000	340,000		$25,390	$—
KRW	CIT	04/07/16	208,911,200	172,000		10,664	—
KRW	CIT	06/03/16	417,860,000	365,271		—	450
KRW	HSB	05/18/16	193,590,000	162,000		7,087	—
KZT	CIT	04/04/16	4,893,000	13,980		199	—
KZT	CIT	06/06/16	33,638,000	121,000		—	25,463
KZT	JPM	06/06/16	33,638,000	121,000		—	25,463
MYR	JPM	05/23/16	364,500	90,000		3,064	—
MYR	JPM	06/14/16	1,036,867	257,000		7,278	—
NGN	SCB	04/25/16	15,429,760	67,086		10,256	—
PHP	CIT	06/14/16	3,891,720	84,000		179	—
PHP	HSB	04/25/16	17,142,950	369,540		2,282	—
PHP	HSB	06/14/16	3,961,850	85,000		696	—
PHP	HSB	06/14/16	3,991,600	85,000		1,340	—
PHP	SCB	05/04/16	11,059,345	233,000		6,755	—
PLN	BRC	04/18/16	744,963	172,572	EUR	3,153	—
PLN	CIT	05/20/16	2,558,369	674,000		11,190	—
PLN	HSB	04/18/16	744,963	172,592	EUR	3,129	—
PLN	JPM	04/18/16	744,963	172,572	EUR	3,152	—
PLN	JPM	05/02/16	1,097,460	251,999	EUR	7,003	—
PLN	SCB	04/18/16	744,963	172,542	EUR	3,186	—
PLN	UBS	04/18/16	744,965	172,545	EUR	3,183	—
RUB	BNP	05/24/16	25,912,320	336,000		44,507	—
RUB	CIT	04/28/16	14,316,040	186,516		25,046	—
RUB	CIT	04/28/16	25,561,600	320,000		57,749	—
RUB	JPM	06/14/16	12,914,266	180,392		8,314	—
RUB	SCB	04/18/16	5,667,166	83,093		913	—
RUB	UBS	04/18/16	5,667,165	83,089		918	—
THB	BRC	04/18/16	14,587,305	416,027		—	1,518
THB	CIT	05/23/16	5,806,590	167,000		—	2,135
THB	CIT	09/12/16	3,046,120	86,000		343	—
THB	CIT	09/12/16	6,028,200	170,000		872	—
THB	SCB	04/18/16	16,293,509	463,974		—	982
THB	SCB	09/12/16	12,191,935	343,000		2,585	—
TRY	JPM	04/04/16	1,512,216	466,999	EUR	4,800	—
TRY	JPM	05/02/16	1,532,914	471,999	EUR	1,721	—
TWD	BRC	04/18/16	4,164,547	128,417		996	—
TWD	CIT	04/18/16	10,206,841	314,057		3,118	—
TWD	JPM	04/18/16	5,059,002	155,710		1,498	—
TWD	JPM	04/18/16	5,432,698	167,521		1,299	—
TWD	SCB	04/18/16	12,866,637	395,872		3,956	—
UGX	BRC	06/06/16	634,800,000	184,000		—	376
UYU	CIT	04/14/16	4,170,240	128,000		2,860	—
UYU	HSB	04/11/16	5,438,496	168,000		2,850	—

Lazard Emerging Markets Multi Asset Portfolio (continued)

Forward Currency Contracts open at March 31, 2016 (continued):

Currency	Counterparty	Settlement Date	Quantity	Cost on Origination Date^		Unrealized Appreciation	Unrealized Depreciation
Forward Currency Purchase Contracts (concluded)
UYU	HSB	04/14/16	2,452,500	75,000		$1,958	$—
UYU	JPM	05/17/16	4,339,790	133,000		1,438	—
ZAR	BRC	04/18/16	1,340,226	87,313		3,216	—
ZAR	BRC	05/23/16	2,765,340	180,000		5,508	—
ZAR	CIT	04/18/16	1,978,271	123,000		10,628	—
ZAR	JPM	04/18/16	1,729,513	112,687		4,138	—
ZAR	JPM	04/18/16	2,428,618	158,000		6,048	—
ZAR	JPM	04/18/16	2,591,974	167,000		8,082	—
ZAR	JPM	04/18/16	3,009,797	176,999	EUR	1,811	—
ZAR	SCB	04/18/16	1,115,135	70,000		5,325	—
ZMW	BRC	04/25/16	1,208,165	105,104		3,195	—
ZMW	BRC	04/25/16	2,151,000	186,073		6,740	—
Total Forward Currency Purchase Contracts						$427,365	$88,507

Forward Currency Sale Contracts
BRL	BRC	04/04/16	513,426	144,265		$1,474	$—
BRL	BRC	04/04/16	770,139	190,713		—	23,473
BRL	BRC	05/03/16	513,426	138,025		—	3,630
BRL	BRC	10/04/16	190,559	48,036		—	2,267
BRL	CIT	09/21/16	725,517	169,000		—	23,249
BRL	JPM	04/04/16	513,426	144,265		1,474	—
BRL	JPM	04/04/16	770,139	190,713		—	23,473
BRL	JPM	05/03/16	513,426	138,025		—	3,630
BRL	SCB	04/04/16	513,426	144,265		1,474	—
BRL	SCB	05/03/16	513,426	138,047		—	3,608
BRL	UBS	10/04/16	245,563	61,964		—	2,859
BRL	UBS	01/20/17	3,554,310	771,000		—	140,967
CAD	BRC	04/18/16	454,076	342,495		—	7,142
CAD	JPM	04/18/16	454,076	342,547		—	7,090
CNH	SCB	04/14/16	2,208,583	333,673		—	7,881
DOP	CIT	04/04/16	17,336,000	383,116		5,981	—
EGP	BNP	04/11/16	259,200	32,000		2,971	—
EGP	BNP	04/11/16	435,200	53,728		4,988	—
EGP	BNP	05/09/16	797,050	95,000		7,548	—
EGP	BNP	05/09/16	1,305,700	156,371		13,111	—
EUR	JPM	06/30/16	590,881	661,054		—	13,127
HUF	JPM	04/13/16	76,069,832	259,575		—	16,134
HUF	JPM	04/13/16	85,992,450	310,000		—	1,673
IDR	JPM	04/18/16	491,620,225	37,400		403	—
IDR	JPM	05/24/16	178,944,000	13,475		82	—
IDR	SCB	04/18/16	491,620,225	37,457		460	—
IDR	SCB	04/18/16	983,240,450	74,629		635	—
INR	BRC	04/18/16	10,424,976	154,536		—	2,483
INR	JPM	04/18/16	13,780,368	204,396		—	3,162
INR	SCB	04/18/16	4,120,533	61,068		—	994

Lazard Emerging Markets Multi Asset Portfolio (continued)

Forward Currency Contracts open at March 31, 2016 (concluded):

Currency	Counterparty	Settlement Date	Quantity	Cost on Origination Date^	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Sale Contracts (concluded)
JPY	CIT	04/07/16	19,502,444	172,000	$—	$1,305
JPY	SCB	04/19/16	51,679,808	439,828	—	19,582
KRW	CIT	04/04/16	417,860,000	365,902	512	—
KZT	CIT	04/04/16	4,893,000	14,000	—	179
KZT	CIT	06/06/16	67,276,000	177,042	—	14,031
MXN	JPM	05/23/16	3,027,785	172,000	—	2,474
NGN	SCB	04/25/16	15,429,760	64,695	—	12,647
RON	JPM	06/29/16	2,428,936	609,221	—	9,854
RUB	CIT	04/28/16	2,913,300	39,000	—	4,053
RUB	JPM	04/18/16	3,790,056	53,517	—	2,665
RUB	JPM	04/28/16	4,058,610	59,000	—	978
RUB	SCB	04/18/16	7,544,275	106,484	—	5,348
THB	SCB	04/18/16	38,433,426	1,088,226	—	3,887
TWD	BRC	04/18/16	11,320,170	344,476	—	7,296
TWD	JPM	04/18/16	11,320,170	344,550	—	7,222
TWD	SCB	04/18/16	11,320,170	343,974	—	7,798
TWD	UBS	04/18/16	11,320,169	344,288	—	7,484
UGX	CIT	06/06/16	532,287,000	153,000	—	970
UYU	HSB	04/11/16	7,309,400	225,126	—	4,498
ZAR	BRC	04/18/16	372,636	24,009	—	1,162
ZAR	BRC	04/18/16	1,518,913	99,461	—	3,138
ZAR	CIT	04/18/16	2,849,055	186,000	—	6,447
ZAR	CIT	04/18/16	7,517,415	470,000	—	37,784
ZAR	JPM	04/18/16	372,635	24,030	—	1,141
ZAR	JPM	04/18/16	1,096,991	70,000	—	4,099
ZAR	JPM	04/18/16	3,074,572	191,969	—	15,711
ZAR	SCB	04/18/16	372,636	24,001	—	1,170
ZAR	SCB	04/18/16	1,537,959	100,539	—	3,347
Total Forward Currency Sale Contracts					41,113	473,112

Gross unrealized appreciation/depreciation on Forward Currency Purchase and Sale Contracts					$468,478	$561,619

^ In USD unless otherwise indicated.

Written Option open at March 31, 2016:

	Number
Description	of Contracts	Strike Price	Expiration Date	Premium	Value
USD vs MXN July 16 17.5 Put	6,400	$ 17.50	07/26/16	$8,058	$(20,608)

Lazard Emerging Markets Multi Asset Portfolio (concluded)

Credit Default Swap Agreements open at March 31, 2016:

Referenced Obligation	Counterparty	Notional Amount	Expiration Date	Buy/ Sell	Receive (Pay) Rate	S&P Credit Rating	Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Republic of South Africa	BRC	2,140,000	06/20/21	Buy	(1.000)%	BBB-	$198,201	$233,723	$35,522
Republic of South Africa	JPM	600,000	06/20/21	Buy	(1.000)	BBB-	55,571	65,314	9,743
Total Credit Default Swap Agreements							$253,772	$299,037	$45,265

Description	Security Currency	Principal Amount (000)	Value
Lazard Emerging Markets Debt Portfolio
Foreign Government Obligations | 92.6%
Angola | 0.4%
Republic of Angola, 9.500%, 11/12/25 (d)	USD	767	$698,929
Republic of Angola Northern Lights III BV, 7.000%, 08/16/19	USD	284	277,123
			976,052
Argentina | 4.2%
Republic of Argentina:
8.750%, 06/02/17 (e)	USD	1,675	1,980,687
8.280%, 12/31/33 (e)	USD	4,585	5,463,252
2.500%, 12/31/38 (e)	USD	5,020	3,350,850
			10,794,789
Azerbaijan | 0.4%
Republic of Azerbaijan, 4.750%, 03/18/24	USD	1,105	1,051,131
Belarus | 0.1%
Republic of Belarus, 8.950%, 01/26/18	USD	315	327,600
Belize | 0.2%
Republic of Belize, 5.000%, 02/20/38 (f)	USD	1,095	536,550
Brazil | 8.8%
Brazil Letras do Tesouro Nacional, 0.000%, 01/01/19	BRL	43,390	8,463,971
Brazil NTN-B, 6.000%, 08/15/50	BRL	2,978	2,197,469
Brazil NTN-F, 10.000%, 01/01/25	BRL	3,340	754,232
Federal Republic of Brazil:
4.875%, 01/22/21	USD	1,119	1,130,190
2.625%, 01/05/23	USD	2,416	2,065,680
4.250%, 01/07/25	USD	4,307	3,945,212
6.000%, 04/07/26	USD	2,470	2,507,050
8.250%, 01/20/34	USD	661	736,189
5.000%, 01/27/45	USD	700	559,125
			22,359,118
Cameroon | 0.1%
Republic of Cameroon, 9.500%, 11/19/25	USD	300	282,750
Chile | 0.1%
Republic of Chile, 5.500%, 08/05/20	CLP	110,000	169,288
Colombia | 4.1%
Colombian Titulos De Tesoreria:
10.000%, 07/24/24	COP	14,355,500	5,359,433
6.000%, 04/28/28	COP	2,394,000	657,121
Description	Security Currency	Principal Amount (000)	Value
Republic of Colombia:
4.375%, 07/12/21	USD	600	$625,500
4.000%, 02/26/24	USD	1,290	1,296,450
4.500%, 01/28/26	USD	1,025	1,048,062
7.375%, 09/18/37	USD	1,080	1,279,800
6.125%, 01/18/41	USD	60	63,300
			10,329,666
Costa Rica | 0.3%
Republic of Costa Rica:
4.250%, 01/26/23	USD	110	100,375
5.625%, 04/30/43	USD	650	501,313
7.000%, 04/04/44	USD	45	40,950
			642,638
Croatia | 1.9%
Croatia:
6.750%, 11/05/19	USD	1,485	1,628,302
6.625%, 07/14/20	USD	720	789,840
6.375%, 03/24/21	USD	950	1,037,875
6.000%, 01/26/24	USD	1,235	1,348,003
			4,804,020
Dominican Republic | 2.7%
Dominican Republic:
7.500%, 05/06/21	USD	1,545	1,676,325
5.500%, 01/27/25	USD	745	743,138
6.875%, 01/29/26 (d)	USD	1,730	1,833,800
7.450%, 04/30/44	USD	1,765	1,853,250
6.850%, 01/27/45	USD	745	730,100
			6,836,613
Ecuador | 0.3%
Republic of Ecuador:
10.500%, 03/24/20 (d)	USD	210	189,000
10.500%, 03/24/20	USD	150	135,000
7.950%, 06/20/24 (d)	USD	585	485,550
			809,550
Egypt | 0.4%
Arab Republic of Egypt:
5.875%, 06/11/25 (d)	USD	1,000	890,000
5.875%, 06/11/25	USD	260	231,400
			1,121,400
Gabon | 0.3%
Gabonese Republic, 6.375%, 12/12/24	USD	840	697,200
Ghana | 0.3%
Republic of Ghana, 7.875%, 08/07/23	USD	975	773,906
Guatemala | 0.2%
Republic of Guatemala:
5.750%, 06/06/22	USD	280	306,600

Description	Security Currency	Principal Amount (000)	Value
Lazard Emerging Markets Debt Portfolio (continued)
4.875%, 02/13/28	USD	175	$178,238
			484,838
Honduras | 0.2%
Honduras Government Bond, 7.500%, 03/15/24	USD	200	211,750
Republic of Honduras, 8.750%, 12/16/20	USD	200	223,500
			435,250
Hungary | 5.6%
Hungary:
6.250%, 01/29/20	USD	200	222,250
6.375%, 03/29/21	USD	833	946,496
5.375%, 02/21/23	USD	2,588	2,869,445
5.750%, 11/22/23	USD	1,060	1,205,750
5.375%, 03/25/24	USD	1,748	1,953,390
7.625%, 03/29/41	USD	320	453,200
Hungary Government Bonds:
6.500%, 06/24/19	HUF	203,710	853,479
3.500%, 06/24/20	HUF	46,750	181,193
6.000%, 11/24/23	HUF	521,020	2,328,346
5.500%, 06/24/25	HUF	743,210	3,286,686
			14,300,235
Indonesia | 8.6%
Indonesia Government Bonds:
7.875%, 04/15/19	IDR	53,855,000	4,084,959
8.375%, 03/15/24	IDR	26,980,000	2,105,905
8.375%, 09/15/26	IDR	20,472,000	1,611,823
9.000%, 03/15/29	IDR	3,987,000	318,220
8.750%, 05/15/31	IDR	26,698,000	2,123,155
8.375%, 03/15/34	IDR	20,635,000	1,563,576
Perusahaan Penerbit SBSN Indonesia III:
4.325%, 05/28/25 (d)	USD	760	756,200
4.550%, 03/29/26	USD	830	831,038
Republic of Indonesia:
5.875%, 03/13/20	USD	915	1,017,937
3.750%, 04/25/22	USD	450	453,773
3.375%, 04/15/23	USD	975	951,844
5.875%, 01/15/24	USD	580	652,500
4.125%, 01/15/25 (d)	USD	650	653,250
4.750%, 01/08/26	USD	550	576,125
7.750%, 01/17/38	USD	2,160	2,775,600
5.250%, 01/17/42	USD	210	211,050
5.125%, 01/15/45	USD	1,295	1,288,525
			21,975,480
Description	Security Currency	Principal Amount (000)	Value
Ivory Coast | 2.3%
Ivory Coast, 5.750%, 12/31/32	USD	6,245	$5,761,013
Jamaica | 0.8%
Government of Jamaica:
8.000%, 06/24/19	USD	1,335	1,451,812
6.750%, 04/28/28	USD	440	452,650
8.500%, 02/28/36	USD	115	122,044
			2,026,506
Jordan | 0.3%
Kingdom of Jordan, 6.125%, 01/29/26 (d)	USD	820	861,000
Kazakhstan | 0.7%
Republic of Kazakhstan:
3.875%, 10/14/24 (d)	USD	235	224,660
3.875%, 10/14/24	USD	225	215,100
4.875%, 10/14/44	USD	140	122,850
6.500%, 07/21/45 (d)	USD	1,045	1,086,800
			1,649,410
Kenya | 0.3%
Republic of Kenya, 6.875%, 06/24/24	USD	920	869,400
Malaysia | 3.4%
Malaysia Government Bonds:
3.654%, 10/31/19	MYR	4,620	1,193,642
4.048%, 09/30/21	MYR	19,720	5,150,516
3.795%, 09/30/22	MYR	2,490	640,264
3.955%, 09/15/25	MYR	6,540	1,695,638
			8,680,060
Mexico | 5.2%
Mexican Bonos:
5.000%, 12/11/19	MXN	93,820	5,408,233
10.000%, 12/05/24	MXN	49,877	3,706,028
10.000%, 11/20/36	MXN	18,329	1,460,037
United Mexican States:
5.625%, 01/15/17	USD	480	495,120
5.950%, 03/19/19	USD	734	818,410
6.750%, 09/27/34	USD	315	405,563
6.050%, 01/11/40	USD	628	736,330
4.750%, 03/08/44	USD	80	80,000
4.600%, 01/23/46	USD	224	219,520
			13,329,241
Morocco | 0.3%
Kingdom of Morocco, 4.250%, 12/11/22	USD	865	883,381
Namibia | 0.2%
Republic of Namibia, 5.250%, 10/29/25 (d)	USD	495	478,665

Description	Security Currency	Principal Amount (000)	Value
Lazard Emerging Markets Debt Portfolio (continued)
Pakistan | 0.7%
Islamic Republic of Pakistan:
7.250%, 04/15/19	USD	580	$608,081
8.250%, 04/15/24	USD	555	589,280
8.250%, 09/30/25 (d)	USD	650	690,641
			1,888,002
Panama | 3.4%
Republic of Panama:
5.200%, 01/30/20	USD	843	929,407
4.000%, 09/22/24	USD	150	157,500
3.750%, 03/16/25	USD	525	541,406
7.125%, 01/29/26	USD	710	918,563
8.875%, 09/30/27	USD	686	984,410
3.875%, 03/17/28	USD	1,310	1,321,790
9.375%, 04/01/29	USD	645	961,050
6.700%, 01/26/36	USD	2,240	2,856,000
			8,670,126
Paraguay | 1.0%
Republic of Paraguay:
4.625%, 01/25/23	USD	1,440	1,456,200
5.000%, 04/15/26 (d)	USD	730	733,650
6.100%, 08/11/44 (d)	USD	420	428,400
			2,618,250
Peru | 1.6%
Republic of Peru:
4.125%, 08/25/27	USD	1,935	2,026,913
6.950%, 08/12/31	PEN	400	110,563
6.900%, 08/12/37	PEN	3,870	1,122,412
5.625%, 11/18/50	USD	640	720,000
			3,979,888
Philippines | 2.0%
Republic of Philippines:
4.200%, 01/21/24	USD	260	292,825
10.625%, 03/16/25	USD	437	714,495
3.625%, 09/09/25	PHP	29,000	630,608
5.500%, 03/30/26	USD	520	648,700
9.500%, 02/02/30	USD	405	682,931
6.375%, 10/23/34	USD	469	662,463
3.700%, 03/01/41	USD	1,303	1,374,665
			5,006,687
Poland | 3.7%
Poland Government Bonds:
2.500%, 07/25/18	PLN	650	178,163
5.500%, 10/25/19	PLN	6,003	1,820,287
1.500%, 04/25/20	PLN	330	87,096
5.250%, 10/25/20	PLN	2,590	793,625
5.750%, 09/23/22	PLN	14,330	4,622,377
Description	Security Currency	Principal Amount (000)	Value
3.250%, 07/25/25	PLN	6,720	$1,880,382
			9,381,930
Romania | 1.3%
Romania Government Bonds:
6.750%, 02/07/22	USD	948	1,123,617
4.875%, 01/22/24	USD	240	264,240
4.750%, 02/24/25	RON	4,320	1,214,968
6.125%, 01/22/44	USD	530	646,600
			3,249,425
Russia | 5.6%
Russia Foreign Bonds:
5.000%, 04/29/20	USD	900	944,550
4.875%, 09/16/23	USD	2,200	2,295,700
12.750%, 06/24/28	USD	680	1,129,650
7.500%, 03/31/30	USD	259	315,767
5.625%, 04/04/42	USD	1,400	1,414,000
Russia Government Bonds - OFZ:
7.500%, 02/27/19	RUB	197,740	2,822,044
7.600%, 04/14/21	RUB	39,600	556,829
7.000%, 08/16/23	RUB	286,320	3,824,120
7.050%, 01/19/28	RUB	63,690	823,244
			14,125,904
Rwanda | 0.4%
Republic of Rwanda, 6.625%, 05/02/23	USD	1,175	1,136,160
Senegal | 0.4%
Republic of Senegal:
8.750%, 05/13/21	USD	525	565,031
6.250%, 07/30/24	USD	525	485,625
			1,050,656
Serbia | 1.2%
Republic of Serbia:
5.875%, 12/03/18	USD	1,855	1,938,475
4.875%, 02/25/20	USD	1,060	1,074,575
			3,013,050
Slovenia | 3.3%
Republic of Slovenia:
4.125%, 02/18/19	USD	705	739,851
5.500%, 10/26/22	USD	1,930	2,175,598
5.850%, 05/10/23	USD	3,971	4,566,442
5.250%, 02/18/24	USD	860	963,036
			8,444,927
South Africa | 3.2%
Republic of South Africa:
5.500%, 03/09/20	USD	625	663,125
4.665%, 01/17/24	USD	129	130,161
10.500%, 12/21/26	ZAR	51,060	3,779,667
8.250%, 03/31/32	ZAR	45,160	2,710,190
6.250%, 03/08/41	USD	450	492,750

Description	Security Currency	Principal Amount (000)	Value
Lazard Emerging Markets Debt Portfolio (continued)
5.375%, 07/24/44	USD	470	$468,825
			8,244,718
Sri Lanka | 1.0%
Republic of Sri Lanka:
6.125%, 06/03/25	USD	500	457,500
6.850%, 11/03/25 (d)	USD	2,195	2,098,969
			2,556,469
Tanzania | 0.1%
United Republic of Tanzania, 6.892%, 03/09/20 (g)	USD	209	210,978
Thailand | 2.3%
Thailand Government Bonds:
3.875%, 06/13/19	THB	46,080	1,411,874
3.850%, 12/12/25	THB	129,520	4,376,590
			5,788,464
Turkey | 5.5%
Republic of Turkey:
7.000%, 03/11/19	USD	450	497,475
7.500%, 11/07/19	USD	870	992,887
7.375%, 02/05/25	USD	1,205	1,442,987
4.250%, 04/14/26	USD	1,195	1,159,150
4.875%, 10/09/26	USD	650	656,500
6.000%, 01/14/41	USD	1,065	1,150,200
Turkey Government Bonds:
0.000%, 12/14/16	TRY	2,360	781,963
6.300%, 02/14/18	TRY	5,500	1,836,717
8.000%, 03/12/25	TRY	16,880	5,379,459
			13,897,338
Ukraine | 1.2%
Ukraine Government Bonds:
7.750%, 09/01/19 (d)	USD	57	53,452
7.750%, 09/01/20 (d)	USD	848	793,728
7.750%, 09/01/21 (d)	USD	142	131,492
7.750%, 09/01/22 (d)	USD	233	213,778
0.000%, 11/28/22	USD	280	222,600
7.750%, 09/01/23 (d)	USD	142	128,794
9.250%, 07/17/24	USD	200	159,001
7.750%, 09/01/24 (d)	USD	713	638,135
7.750%, 09/01/26 (d)	USD	254	224,282
7.750%, 09/01/27 (d)	USD	565	497,906
			3,063,168
Uruguay | 0.7%
Republica Orient Uruguay:
4.375%, 10/27/27	USD	1,086	1,107,720
7.625%, 03/21/36	USD	525	673,313
			1,781,033
Venezuela | 0.8%
Republic of Venezuela:
6.000%, 12/09/20	USD	1,425	477,375
Description	Security Currency	Principal Amount (000)	Value
9.000%, 05/07/23	USD	915	$320,250
7.650%, 04/21/25	USD	726	241,395
11.750%, 10/21/26	USD	275	107,937
9.250%, 09/15/27	USD	905	362,000
11.950%, 08/05/31	USD	752	297,040
9.375%, 01/13/34	USD	95	33,488
7.000%, 03/31/38	USD	382	127,970
			1,967,455
Vietnam | 0.5%
Socialist Republic of Vietnam:
6.750%, 01/29/20	USD	440	487,850
4.800%, 11/19/24	USD	715	715,894
			1,203,744
Total Foreign Government Obligations (Identified cost $237,336,628)			235,525,122
Quasi Government Bonds | 5.7%
Chile | 0.8%
Corp. Nacional del Cobre de Chile:
3.875%, 11/03/21	USD	640	652,672
3.000%, 07/17/22	USD	702	675,394
4.500%, 09/16/25	USD	665	676,970
			2,005,036
Ecuador | 0.1%
EP Petroecuador, 6.258%, 09/24/19 (g)	USD	424	369,135
Indonesia | 0.4%
Pertamina Persero PT:
4.875%, 05/03/22	USD	592	603,100
4.300%, 05/20/23	USD	350	341,250
			944,350
Kazakhstan | 0.9%
KazMunayGas National Co. JSC, 9.125%, 07/02/18	USD	2,050	2,234,500
Mexico | 1.9%
Petroleos Mexicanos:
8.000%, 05/03/19	USD	1,732	1,929,361
5.500%, 06/27/44	USD	1,835	1,509,655
6.375%, 01/23/45	USD	1,373	1,269,956
5.625%, 01/23/46	USD	169	140,270
			4,849,242
South Africa | 0.8%
Eskom Holdings SOC, Ltd., 7.850%, 04/02/26	ZAR	9,000	521,322
Transnet SOC, Ltd., 9.500%, 05/13/21 (d)	ZAR	24,000	1,477,869
			1,999,191

Description	Security Currency	Principal Amount (000)	Value
Lazard Emerging Markets Debt Portfolio (continued)
Tunisia | 0.1%
Banque Centrale de Tunisie SA, 5.750%, 01/30/25	USD	360	$311,850
Venezuela | 0.7%
Petroleos de Venezuela SA:
5.125%, 10/28/16	USD	525	403,200
5.250%, 04/12/17	USD	893	455,876
9.000%, 11/17/21	USD	590	218,300
12.750%, 02/17/22	USD	335	152,593
6.000%, 05/16/24	USD	450	139,725
6.000%, 11/15/26	USD	625	192,813
9.750%, 05/17/35	USD	280	104,076
5.500%, 04/12/37	USD	695	220,662
			1,887,245
Total Quasi Government Bonds (Identified cost $16,302,482)			14,600,549

Description		Shares	Value
Short-Term Investment | 0.2%
State Street Institutional Treasury Money Market Fund (Identified cost $396,101)		396,101	$396,101
Total Investments | 98.5% (Identified cost $254,035,211) (b), (h)			$250,521,772
Cash and Other Assets in Excess of Liabilities | 1.5%			3,759,671
Net Assets | 100.0%			$254,281,443

Lazard Emerging Markets Debt Portfolio (continued)

Forward Currency Contracts open at March 31, 2016:

Currency	Counterparty	Settlement Date	Quantity	Cost on Origination Date^	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Purchase Contracts
BRL	BRC	04/04/16	1,459,685	395,257	$10,701	$—
BRL	BRC	04/04/16	4,379,056	1,230,452	—	12,576
BRL	BRC	05/03/16	1,408,425	384,553	4,034	—
BRL	JPM	04/04/16	1,459,686	395,258	10,701	—
BRL	JPM	05/03/16	3,096,450	845,447	8,868	—
BRL	SCB	04/04/16	1,459,685	395,311	10,648	—
COP	SCB	04/18/16	1,322,250,000	410,000	30,527	—
INR	BRC	04/18/16	43,680,166	645,774	12,129	—
INR	JPM	04/18/16	43,680,166	645,488	12,415	—
INR	SCB	04/18/16	43,680,166	645,584	12,319	—
INR	UBS	04/18/16	43,680,165	645,440	12,463	—
MXN	BRC	04/18/16	6,810,070	378,896	14,729	—
MXN	JPM	04/18/16	6,810,069	379,091	14,534	—
MXN	SCB	04/18/16	6,810,070	379,311	14,314	—
RON	BRC	04/18/16	96,539	24,170	418	—
RON	BRC	04/18/16	96,539	24,170	418	—
RON	BRC	04/18/16	3,462,871	856,680	25,299	—
RON	UBS	04/18/16	3,462,870	857,761	24,217	—
RUB	SCB	04/18/16	51,168,520	749,502	8,988	—
THB	BRC	04/18/16	30,626,400	868,034	2,237	—
THB	JPM	04/18/16	45,228,800	1,280,000	5,208	—
TRY	BRC	04/18/16	1,084,422	367,663	15,324	—
TRY	JPM	04/18/16	1,084,422	367,532	15,455	—
TRY	SCB	04/18/16	1,084,422	367,787	15,200	—
ZAR	BRC	04/18/16	3,931,726	253,318	12,261	—
Total Forward Currency Purchase Contracts					$293,407	$12,576
Forward Currency Sale Contracts
BRL	BRC	04/04/16	1,459,685	410,151	$4,192	$—
BRL	BRC	04/04/16	4,379,056	1,084,408	—	133,468
BRL	BRC	05/03/16	1,459,685	392,409	—	10,320
BRL	BRC	05/03/16	1,482,926	401,659	—	7,482
BRL	JPM	04/04/16	1,459,686	410,151	4,192	—
BRL	JPM	05/03/16	1,459,686	392,410	—	10,320
BRL	JPM	05/03/16	3,169,852	858,340	—	16,227
BRL	SCB	04/04/16	1,459,685	410,151	4,192	—
BRL	SCB	05/03/16	1,459,685	392,473	—	10,257
COP	BRC	04/18/16	2,104,280,000	658,854	—	42,219
HUF	BRC	05/18/16	132,753,344	476,707	—	4,147
HUF	JPM	05/18/16	132,753,344	477,581	—	3,273
HUF	SCB	05/18/16	132,753,344	477,770	—	3,084
IDR	JPM	04/18/16	9,335,825,000	710,219	7,648	—
IDR	SCB	04/18/16	9,335,825,000	711,301	8,730	—
IDR	SCB	04/18/16	18,671,650,000	1,417,203	12,061	—
INR	BRC	04/18/16	30,778,502	456,248	—	7,332

Lazard Emerging Markets Debt Portfolio (concluded)

Forward Currency Contracts open at March 31, 2016 (concluded):

Currency	Counterparty	Settlement Date	Quantity	Cost on Origination Date^	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Sale Contracts (concluded)
INR	BRC	04/18/16	90,624,200	1,340,000	$—	$24,965
INR	JPM	04/18/16	40,684,896	603,455	—	9,334
INR	SCB	04/18/16	12,165,383	180,297	—	2,935
PEN	HSB	06/17/16	1,858,368	552,592	—	2,701
PEN	JPM	06/17/16	395,664	117,408	—	819
PHP	SCB	04/18/16	7,484,800	160,000	—	2,402
RON	BRC	04/18/16	801,640	200,000	—	4,174
RON	SCB	04/18/16	1,785,623	450,000	—	4,791
RUB	JPM	04/18/16	26,293,508	371,273	—	18,486
RUB	SCB	04/18/16	52,338,411	738,728	—	37,104
THB	BRC	04/18/16	24,336,300	690,000	—	1,533
THB	JPM	04/18/16	45,107,200	1,280,000	—	1,753
Total Forward Currency Sale Contracts					41,015	359,126
Gross unrealized appreciation/depreciation on Forward Currency Purchase and Sale Contracts					$334,422	$371,702

^ In USD unless otherwise indicated.

Description	Security Currency	Principal Amount (000)	Value
Lazard Explorer Total Return Portfolio
Corporate Bonds | 1.3%
Argentina | 0.5%
YPF SA, 8.500%, 03/23/21	USD	1,200	$1,199,778
Brazil | 0.5%
Petrobras Global Finance BV:
8.375%, 12/10/18	USD	92	91,689
5.750%, 01/20/20	USD	600	516,900
6.850%, 06/05/15	USD	920	629,666
			1,238,255
Bulgaria | 0.1%
ContourGlobal Power Holdings SA, 7.125%, 06/01/19 (d)	USD	250	243,438
China | 0.1%
Green Dragon Gas, Ltd., 10.000%, 11/20/17	USD	400	300,000
Iraq | 0.1%
Genel Energy Finance PLC, 7.500%, 05/14/19	USD	600	359,250
Total Corporate Bonds (Identified cost $3,591,244)			3,340,721
Foreign Government Obligations | 88.7%
Angola | 0.5%
Republic of Angola Northern Lights III BV, 7.000%, 08/16/19	USD	1,247	1,215,080
Argentina | 6.5%
Republic of Argentina:
8.750%, 06/02/17 (e)	USD	1,560	1,844,700
8.280%, 12/31/33 (e)	USD	7,760	9,273,535
2.500%, 12/31/38 (e)	USD	7,450	4,972,875
			16,091,110
Belize | 0.6%
Republic of Belize, 5.000%, 02/20/38 (f)	USD	2,774	1,359,260
Brazil | 8.6%
Brazil Letras do Tesouro Nacional, 0.000%, 01/01/19	BRL	11,190	2,182,803
Brazil NTN-B, 6.000%, 08/15/50	BRL	4,140	3,061,493
Federal Republic of Brazil:
6.000%, 04/07/26	USD	13,200	13,398,000
5.000%, 01/27/45	USD	3,230	2,579,963
			21,222,259
Description	Security Currency	Principal Amount (000)	Value
Chile | 0.1%
Republic of Chile, 3.625%, 10/30/42	USD	265	$251,750
Colombia | 3.0%
Republic of Colombia:
2.625%, 03/15/23	USD	555	516,150
4.000%, 02/26/24	USD	1,745	1,753,725
4.500%, 01/28/26	USD	1,715	1,753,587
7.375%, 09/18/37	USD	1,215	1,439,775
6.125%, 01/18/41	USD	955	1,007,525
5.625%, 02/26/44	USD	585	582,075
5.000%, 06/15/45	USD	280	262,500
			7,315,337
Congo | 1.3%
Republic of Congo, 4.000%, 06/30/29 (f)	USD	4,456	3,260,612
Croatia | 2.4%
Croatia:
6.250%, 04/27/17	USD	250	259,625
6.750%, 11/05/19	USD	1,420	1,557,030
6.625%, 07/14/20	USD	1,025	1,124,425
5.500%, 04/04/23	USD	1,370	1,448,090
6.000%, 01/26/24	USD	1,325	1,446,237
			5,835,407
Dominican Republic | 2.5%
Dominican Republic:
7.500%, 05/06/21	USD	920	998,200
5.500%, 01/27/25 (d)	USD	600	598,500
5.500%, 01/27/25	USD	1,200	1,197,000
7.450%, 04/30/44	USD	575	603,750
6.850%, 01/27/45 (d)	USD	1,500	1,470,000
6.850%, 01/27/45	USD	1,315	1,288,700
			6,156,150
Egypt | 1.0%
Arab Republic of Egypt:
5.875%, 06/11/25 (d)	USD	1,325	1,179,250
5.875%, 06/11/25	USD	1,485	1,321,650
			2,500,900
Ghana | 0.5%
Republic of Ghana:
7.875%, 08/07/23	USD	1,575	1,250,156
8.125%, 01/18/26	USD	65	50,700
			1,300,856
Guatemala | 0.5%
Republic of Guatemala:
5.750%, 06/06/22	USD	678	742,410
4.875%, 02/13/28	USD	560	570,360
			1,312,770

Description	Security Currency	Principal Amount (000)	Value
Lazard Explorer Total Return Portfolio (continued)
Hungary | 6.4%
Hungary:
6.375%, 03/29/21	USD	1,170	$1,329,413
5.375%, 02/21/23	USD	5,770	6,397,487
5.750%, 11/22/23	USD	1,914	2,177,175
5.375%, 03/25/24	USD	2,876	3,213,930
7.625%, 03/29/41	USD	1,798	2,546,417
			15,664,422
Indonesia | 3.3%
Perusahaan Penerbit SBSN Indonesia III, 4.325%, 05/28/25 (d)	USD	2,750	2,736,250
Republic of Indonesia:
3.375%, 04/15/23	USD	625	610,156
8.500%, 10/12/35	USD	375	508,125
6.625%, 02/17/37	USD	470	545,200
7.750%, 01/17/38	USD	570	732,450
5.250%, 01/17/42	USD	1,050	1,055,250
6.750%, 01/15/44	USD	1,135	1,367,885
5.125%, 01/15/45	USD	620	616,900
			8,172,216
Ivory Coast | 3.0%
Ivory Coast:
6.375%, 03/03/28 (d)	USD	1,105	1,042,844
6.375%, 03/03/28	USD	1,700	1,604,375
5.750%, 12/31/32	USD	5,150	4,750,875
			7,398,094
Jamaica | 0.5%
Government of Jamaica, 6.750%, 04/28/28	USD	1,285	1,321,944
Jordan | 0.3%
Kingdom of Jordan, 6.125%, 01/29/26 (d)	USD	590	619,500
Lithuania | 2.8%
Republic of Lithuania:
7.375%, 02/11/20	USD	1,980	2,339,825
6.625%, 02/01/22	USD	3,675	4,438,004
			6,777,829
Mexico | 3.8%
United Mexican States:
5.625%, 01/15/17	USD	570	587,955
4.000%, 10/02/23	USD	1,690	1,770,275
3.600%, 01/30/25	USD	1,225	1,247,662
6.050%, 01/11/40	USD	1,824	2,138,640
4.750%, 03/08/44	USD	1,356	1,356,000
5.550%, 01/21/45	USD	1,184	1,311,280
4.600%, 01/23/46	USD	934	915,320
			9,327,132
Description	Security Currency	Principal Amount (000)	Value
Morocco | 0.7%
Kingdom of Morocco, 5.500%, 12/11/42	USD	1,745	$1,814,800
Pakistan | 1.0%
Islamic Republic of Pakistan, 8.250%, 04/15/24	USD	2,400	2,548,236
Panama | 6.4%
Republic of Panama:
4.000%, 09/22/24	USD	265	278,250
3.750%, 03/16/25	USD	3,555	3,666,093
7.125%, 01/29/26	USD	285	368,719
8.875%, 09/30/27	USD	1,595	2,288,825
3.875%, 03/17/28	USD	3,610	3,642,490
9.375%, 04/01/29	USD	500	745,000
6.700%, 01/26/36	USD	3,710	4,730,250
			15,719,627
Paraguay | 1.0%
Republic of Paraguay:
4.625%, 01/25/23	USD	650	657,313
5.000%, 04/15/26 (d)	USD	710	713,550
6.100%, 08/11/44 (d)	USD	550	561,000
6.100%, 08/11/44	USD	480	489,600
			2,421,463
Peru | 3.4%
Republic of Peru:
7.350%, 07/21/25	USD	885	1,168,200
8.750%, 11/21/33	USD	4,905	7,259,400
			8,427,600
Portugal | 3.7%
Republic of Portugal:
5.125%, 10/15/24	USD	6,210	6,304,144
5.125%, 10/15/24 (d)	USD	2,775	2,817,069
			9,121,213
Russia | 1.5%
Russia Foreign Bonds:
4.500%, 04/04/22	USD	600	614,100
4.875%, 09/16/23	USD	1,800	1,878,300
5.625%, 04/04/42	USD	1,200	1,212,000
			3,704,400
Rwanda | 0.8%
Republic of Rwanda, 6.625%, 05/02/23	USD	1,915	1,851,700
Senegal | 0.5%
Republic of Senegal:
8.750%, 05/13/21	USD	655	704,944

Description	Security Currency	Principal Amount (000)	Value
Lazard Explorer Total Return Portfolio (continued)
6.250%, 07/30/24	USD	550	$508,750
			1,213,694
Serbia | 1.7%
Republic of Serbia:
5.875%, 12/03/18	USD	815	851,675
4.875%, 02/25/20	USD	500	506,875
7.250%, 09/28/21	USD	2,475	2,765,813
			4,124,363
Slovenia | 7.3%
Republic of Slovenia:
5.850%, 05/10/23	USD	9,505	10,930,252
5.250%, 02/18/24	USD	6,150	6,886,824
			17,817,076
Sri Lanka | 1.5%
Republic of Sri Lanka:
5.125%, 04/11/19	USD	310	302,469
6.250%, 10/04/20	USD	550	545,187
6.250%, 07/27/21	USD	170	166,175
5.875%, 07/25/22	USD	350	329,437
6.125%, 06/03/25	USD	900	823,500
6.850%, 11/03/25	USD	210	200,813
6.850%, 11/03/25 (d)	USD	1,300	1,243,125
			3,610,706
Turkey | 4.2%
Republic of Turkey:
7.500%, 07/14/17	USD	910	972,563
7.000%, 06/05/20	USD	570	644,100
7.375%, 02/05/25	USD	2,157	2,583,007
4.875%, 10/09/26	USD	3,570	3,605,700
4.875%, 04/16/43	USD	2,095	1,945,731
6.625%, 02/17/45	USD	525	626,063
			10,377,164
Ukraine | 2.4%
Ukraine Government Bonds:
0.000%, 11/21/16	USD	225	181,125
7.750%, 09/01/19 (d)	USD	1,163	1,092,860
7.750%, 09/01/20 (d)	USD	951	890,136
7.750%, 09/01/21 (d)	USD	1,126	1,042,676
7.750%, 09/01/22 (d)	USD	453	415,628
7.750%, 09/01/25 (d)	USD	505	446,925
7.750%, 09/01/26 (d)	USD	385	339,955
7.750%, 09/01/27 (d)	USD	1,005	885,656
0.000%, 05/31/40 (g)	USD	1,994	658,020
			5,952,981
Uruguay | 3.0%
Republica Orient Uruguay:
4.500%, 08/14/24	USD	2,205	2,331,787
7.875%, 01/15/33	USD	2,330	3,011,525
Description	Security Currency	Principal Amount (000)	Value
5.100%, 06/18/50	USD	2,085	$1,939,050
			7,282,362
Venezuela | 1.0%
Republic of Venezuela:
7.650%, 04/21/25	USD	830	275,975
9.250%, 09/15/27	USD	1,680	672,000
9.250%, 05/07/28	USD	1,145	403,612
11.950%, 08/05/31	USD	805	317,975
9.375%, 01/13/34	USD	905	319,013
7.000%, 03/31/38	USD	1,225	410,375
			2,398,950
Vietnam | 1.0%
Socialist Republic of Vietnam:
6.750%, 01/29/20	USD	1,155	1,280,607
4.800%, 11/19/24	USD	1,265	1,266,581
			2,547,188
Total Foreign Government Obligations (Identified cost $215,296,621)			218,036,151
Quasi Government Bonds | 7.1%
Chile | 2.2%
Corp. Nacional del Cobre de Chile, 4.500%, 09/16/25	USD	5,295	5,390,310
Croatia | 0.3%
Hrvatska Elektroprivreda, 5.875%, 10/23/22 (d)	USD	590	605,488
Indonesia | 0.6%
Majapahit holding BV, 7.750%, 01/20/20	USD	785	897,844
Perusahaan Listrik Negara PT, 5.500%, 11/22/21	USD	555	598,012
			1,495,856
Malaysia | 1.5%
Petronas Capital, Ltd., 3.500%, 03/18/25	USD	3,565	3,619,670
Mexico | 1.0%
Petroleos Mexicanos:
8.000%, 05/03/19	USD	1,085	1,208,636
6.500%, 06/02/41	USD	697	650,301
5.500%, 06/27/44	USD	388	319,207
5.625%, 01/23/46	USD	405	336,150
			2,514,294
Tunisia | 0.2%
Banque Centrale de Tunisie SA, 5.750%, 01/30/25 (d)	USD	700	606,375
Venezuela | 1.3%
Petroleos de Venezuela SA:
8.500%, 11/02/17	USD	1,560	826,800
6.000%, 05/16/24	USD	2,095	650,497
5.375%, 04/12/27	USD	3,675	1,161,851
9.750%, 05/17/35	USD	715	265,766

Description	Security Currency	Principal Amount (000)	Value
Lazard Explorer Total Return Portfolio (continued)
5.500%, 04/12/37	USD	701	$222,568
			3,127,482
Total Quasi Government Bonds (Identified cost $17,519,337)			17,359,475

Description		Shares	Value
Warrants | 0.0%
Iraq | 0.0%
Gulf Keystone Petroleum, Ltd. Expires 04/18/17 (Identified cost $0)		96,000	$0
Short-Term Investment | 2.1%
State Street Institutional Treasury Money Market Fund (Identified cost $5,257,500)		5,257,500	5,257,500

Description		Number of Contracts	Value
Purchased Options | 0.2%
USD vs EUR April 16 1.1 Call:
Expires 04/12/16		211,600	$4,232
Expires 04/14/16		160,300	3,206
USD vs MXN July 16 18.5 Put, Expires 07/26/16		57,200	415,272
Total Purchased Options (Identified cost $420,709)			422,710
Total Investments | 99.4% (Identified cost $242,085,411) (b), (h)			$244,416,557
Cash and Other Assets in Excess of Liabilities | 0.6%			1,575,820
Net Assets | 100.0%			$245,992,377

Lazard Explorer Total Return Portfolio (continued)

Forward Currency Contracts open at March 31, 2016:

Currency	Counterparty	Settlement Date	Quantity	Cost on Origination Date^		Unrealized Appreciation	Unrealized Depreciation
Forward Currency Purchase Contracts
BRL	BRC	04/04/16	4,754,895	1,287,543		$34,859	$—
BRL	BRC	04/04/16	7,132,342	2,004,086		—	20,483
BRL	JPM	04/04/16	4,754,894	1,287,543		34,859	—
BRL	JPM	04/04/16	7,132,342	2,004,086		—	20,483
BRL	SCB	04/04/16	4,754,895	1,287,717		34,685	—
CAD	BRC	04/18/16	2,906,901	2,190,000		48,303	—
CAD	BRC	04/18/16	3,243,972	2,430,000		67,847	—
CAD	SCB	04/18/16	1,617,845	1,210,000		35,735	—
EUR	SCB	04/18/16	4,310,000	18,371,331	PLN	—	15,991
IDR	BRC	04/18/16	4,364,911,060	331,932		—	3,449
IDR	JPM	04/18/16	13,124,588,940	998,068		—	10,372
INR	BRC	04/18/16	72,290,206	1,064,343		24,479	—
INR	BRC	04/18/16	80,363,448	1,188,106		22,314	—
INR	JPM	04/18/16	80,363,448	1,187,579		22,841	—
INR	JPM	04/18/16	94,765,081	1,395,656		31,678	—
INR	SCB	04/18/16	80,363,448	1,187,754		22,666	—
INR	UBS	04/18/16	80,363,446	1,187,491		22,929	—
NGN	SCB	04/25/16	94,782,810	412,099		63,001	—
PLN	BRC	04/18/16	6,453,724	1,495,015	EUR	27,314	—
PLN	HSB	04/18/16	6,453,724	1,495,198	EUR	27,105	—
PLN	JPM	04/18/16	6,453,724	1,495,024	EUR	27,302	—
PLN	SCB	04/18/16	6,453,724	1,494,765	EUR	27,598	—
PLN	UBS	04/18/16	6,453,725	1,494,783	EUR	27,578	—
RUB	SCB	04/18/16	47,816,707	701,099		7,706	—
RUB	UBS	04/18/16	47,816,707	701,063		7,742	—
THB	BRC	04/18/16	127,970,446	3,649,687		—	13,317
THB	SCB	04/18/16	142,938,514	4,070,313		—	8,614
TWD	BRC	04/18/16	32,993,266	1,017,369		7,889	—
TWD	CIT	04/18/16	80,862,822	2,488,087		24,706	—
TWD	JPM	04/18/16	40,079,507	1,233,595		11,866	—
TWD	JPM	04/18/16	43,040,078	1,327,169		10,292	—
TWD	SCB	04/18/16	101,934,822	3,136,263		31,337	—
ZAR	BRC	04/18/16	11,324,912	737,799		27,173	—
ZAR	JPM	04/18/16	14,614,388	952,201		34,967	—
ZAR	SCB	04/18/16	9,717,605	610,000		46,402	—
Total Forward Currency Purchase Contracts						$813,173	$92,709
Forward Currency Sale Contracts
BRL	BRC	04/04/16	4,754,895	1,336,057		$13,655	$—
BRL	BRC	04/04/16	7,132,342	1,766,218		—	217,385
BRL	BRC	05/03/16	4,754,895	1,278,266		—	33,617
BRL	BRC	10/04/16	1,593,764	401,755		—	18,962
BRL	JPM	04/04/16	4,754,894	1,336,057		13,655	—
BRL	JPM	04/04/16	7,132,342	1,766,218		—	217,385
BRL	JPM	05/03/16	4,754,894	1,278,266		—	33,617

Lazard Explorer Total Return Portfolio (concluded)

Forward Currency Contracts open at March 31, 2016 (concluded):

Currency	Counterparty	Settlement Date	Quantity	Cost on Origination Date^	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Sale Contracts (concluded)
BRL	SCB	04/04/16	4,754,895	1,336,057	$13,655	$—
BRL	SCB	05/03/16	4,754,895	1,278,472	—	33,411
BRL	UBS	10/04/16	2,053,803	518,245	—	23,913
CAD	BRC	04/18/16	3,858,796	2,910,568	—	60,691
CAD	JPM	04/18/16	3,858,796	2,911,007	—	60,252
IDR	JPM	04/18/16	4,389,469,801	333,927	3,596	—
IDR	SCB	04/18/16	4,389,469,802	334,436	4,105	—
IDR	SCB	04/18/16	8,778,939,602	666,333	5,671	—
INR	BRC	04/18/16	89,108,726	1,320,912	—	21,227
INR	JPM	04/18/16	117,789,337	1,747,098	—	27,024
INR	SCB	04/18/16	35,220,746	521,990	—	8,498
NGN	SCB	04/25/16	94,782,810	397,412	—	77,688
RUB	JPM	04/18/16	31,978,591	451,547	—	22,483
RUB	SCB	04/18/16	63,654,823	898,452	—	45,127
THB	UBS	04/18/16	333,008,459	9,441,691	—	20,979
TWD	BRC	04/18/16	90,899,550	2,766,099	—	58,583
TWD	JPM	04/18/16	90,899,550	2,766,688	—	57,993
TWD	SCB	04/18/16	90,899,550	2,762,065	—	62,617
TWD	UBS	04/18/16	90,899,550	2,764,585	—	60,097
ZAR	BRC	04/18/16	3,140,786	202,359	—	9,794
ZAR	BRC	04/18/16	12,834,818	840,449	—	26,514
ZAR	JPM	04/18/16	3,140,787	202,536	—	9,617
ZAR	SCB	04/18/16	3,140,786	202,293	—	9,860
ZAR	SCB	04/18/16	12,995,754	849,551	—	28,282
Total Forward Currency Sale Contracts					54,337	1,245,616
Gross unrealized appreciation/depreciation on Forward Currency Purchase and Sale Contracts					$867,510	$1,338,325

^ In USD unless otherwise indicated.

Written Option open at March 31, 2016:

Description	Number of Contracts	Strike Price	Expiration Date	Premium	Value
USD vs MXN July 16 17.5 Put	57,200	$17.50	07/26/16	$72,015	$(184,184)

Credit Default Swap Agreements open at March 31, 2016:

Referenced Obligation	Counterparty	Notional Amount	Expiration Date	Buy/ Sell	Receive (Pay) Rate	S&P Credit Rating	Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Republic of South Africa	BRC	19,050,000	06/20/21	Buy	(1.000)%	BBB-	$1,764,362	$2,080,568	$316,206
Republic of South Africa	JPM	5,500,000	06/20/21	Buy	(1.000)	BBB-	509,396	598,711	89,315
Total Credit Default Swap Agreements							$2,273,758	$2,679,279	$405,521

Description	Security Currency	Principal Amount (000)	Value
Lazard Emerging Markets Income Portfolio
Foreign Government Obligations | 31.9%
Brazil | 9.1%
Brazil Letras do Tesouro Nacional:
0.000%, 04/01/16	BRL	500	$138,987
0.000%, 10/01/16	BRL	2,600	677,628
Brazil NTN-B, 6.000%, 08/15/16	BRL	220	173,137
Brazil NTN-F, 10.000%, 01/01/17	BRL	940	254,690
			1,244,442
Colombia | 1.0%
Colombian Titulos De Tesoreria, 7.000%, 05/04/22	COP	410,000	131,372
Indonesia | 0.4%
Indonesia Government Bond, 7.875%, 04/15/19	IDR	650,000	49,303
Mexico | 7.9%
Mexican Bonos:
6.250%, 06/16/16	MXN	5,000	290,490
4.750%, 06/14/18	MXN	4,400	255,865
6.500%, 06/10/21	MXN	2,150	130,703
5.750%, 03/05/26	MXN	1,750	99,707
Mexican Udibonos, 2.500%, 12/10/20	MXN	5,281	307,885
			1,084,650
Romania | 2.0%
Romania Government Bond, 5.850%, 04/26/23	RON	920	275,695
Russia | 9.4%
Russia Government Bond - OFZ, 7.400%, 04/19/17	RUB	88,000	1,280,149
South Africa | 2.1%
Republic of South Africa:
7.250%, 01/15/20	ZAR	2,290	148,482
10.500%, 12/21/26	ZAR	1,930	142,867
			291,349
Total Foreign Government Obligations (Identified cost $4,488,071)			4,356,960
Supranationals | 0.3%
European Investment Bank, 7.200%, 07/09/19 (d) (Identified cost $51,194)	IDR	600,000	44,069
US Treasury Securities | 59.7%
US Treasury Notes:
0.250%, 04/15/16	USD	500	500,006
0.375%, 04/30/16	USD	500	500,050
2.000%, 04/30/16	USD	500	500,704
2.625%, 04/30/16	USD	500	500,951
Description	Security Currency	Principal Amount (000)	Value
0.250%, 05/15/16	USD	625	$624,969
1.750%, 05/31/16	USD	625	626,483
3.250%, 05/31/16	USD	600	602,900
0.500%, 06/15/16	USD	600	600,235
0.500%, 06/30/16	USD	400	400,187
1.500%, 06/30/16	USD	600	601,758
0.625%, 07/15/16	USD	600	600,469
0.500%, 07/31/16	USD	400	400,187
0.625%, 08/15/16	USD	400	400,356
1.000%, 08/31/16	USD	650	651,625
0.875%, 09/15/16	USD	650	651,295
Total US Treasury Securities (Identified cost $8,160,536)			8,162,175

Description		Shares	Value
Short-Term Investment | 18.7%
State Street Institutional Treasury Money Market Fund (Identified cost $2,549,205)		2,549,205	$2,549,205
Total Investments | 110.6% (Identified cost $15,249,006) (b), (h)			$15,112,409
Liabilities in Excess of Cash and Other Assets | (10.6)%			(1,453,573)
Net Assets | 100.0%			$13,658,836

Lazard Emerging Markets Income Portfolio (continued)

Forward Currency Contracts open at March 31, 2016:

Currency	Counterparty	Settlement Date	Quantity	Cost on Origination Date^		Unrealized Appreciation	Unrealized Depreciation
Forward Currency Purchase Contracts
BRL	CIT	05/16/16	131,768	35,000		$1,233	$—
CLP	SCB	04/08/16	58,990,300	85,530		2,502	—
CLP	SCB	05/23/16	87,815,000	130,000		521	—
CNY	CIT	04/13/16	1,280,600	190,000		8,177	—
CNY	CIT	07/13/16	960,840	153,000		—	5,176
CNY	SCB	04/29/16	877,164	134,000		1,604	—
CNY	SCB	04/29/16	7,807,751	1,169,000		38,031	—
COP	SCB	05/18/16	510,867,000	159,000		10,764	—
CZK	JPM	08/16/16	3,113,501	128,000		3,490	—
CZK	JPM	08/16/16	10,308,600	434,760		596	—
EUR	JPM	05/02/16	119,000	507,308	PLN	—	377
EUR	JPM	05/20/16	238,000	1,013,165	PLN	—	156
HUF	CIT	04/13/16	19,131,991	70,512		—	1,170
HUF	CIT	04/13/16	35,538,390	123,000		5,806	—
HUF	CIT	04/13/16	35,952,623	131,000		—	693
HUF	JPM	04/13/16	152,289,855	549,000		2,962	—
HUF	JPM	06/01/16	37,818,000	119,999	EUR	172	—
HUF	JPM	06/30/16	39,640,860	125,999	EUR	—	233
IDR	CIT	03/22/17	1,986,580,000	142,000		—	198
IDR	JPM	05/24/16	5,501,298,000	414,254		1,821	—
ILS	JPM	05/31/16	264,219	67,558		2,865	—
INR	JPM	04/25/16	19,858,920	292,000		6,935	—
INR	JPM	04/25/16	52,594,740	789,000		2,706	—
INR	JPM	07/13/16	15,496,430	229,000		1,431	—
KRW	CIT	04/04/16	154,854,000	126,000		9,409	—
KRW	CIT	04/07/16	1,368,460,060	1,133,000		62,661	—
KRW	CIT	06/03/16	154,854,000	135,366		—	397
KRW	HSB	05/18/16	148,180,000	124,000		5,205	—
MXN	JPM	05/23/16	3,872,748	220,000		3,164	—
MYR	JPM	04/11/16	1,904,714	461,000		30,152	—
MYR	JPM	05/23/16	567,000	140,000		6,224	—
PEN	BNP	08/03/16	392,840	112,000		4,691	—
PHP	HSB	04/25/16	7,678,110	165,512		1,347	—
PLN	CIT	05/20/16	3,127,739	824,000		13,680	—
RUB	BNP	05/24/16	18,431,680	239,000		31,737	—
RUB	CIT	04/28/16	9,266,080	116,000		20,965	—
RUB	CIT	04/28/16	87,787,228	1,143,733		153,877	—
SGD	SCB	04/04/16	1,301,552	929,000		36,651	—
SGD	SCB	05/04/16	926,113	684,741		2,271	—
THB	CIT	09/12/16	4,574,340	129,000		661	—
THB	SCB	09/12/16	23,169,576	657,881		—	1,130
TRY	JPM	04/04/16	416,436	140,000		7,659	—
TRY	JPM	05/02/16	400,428	140,000		865	—
TRY	JPM	05/02/16	1,183,288	392,376		23,889	—

Lazard Emerging Markets Income Portfolio (concluded)

Forward Currency Contracts open at March 31, 2016 (concluded):

Currency	Counterparty	Settlement Date	Quantity	Cost on Origination Date^		Unrealized Appreciation	Unrealized Depreciation
Forward Currency Purchase Contracts (concluded)
TWD	SCB	04/08/16	8,249,370	249,000		$7,396	$—
ZAR	BRC	05/23/16	2,089,368	136,000		4,162	—
ZAR	CIT	04/18/16	289,503	18,000		1,555	—
ZAR	JPM	04/18/16	1,904,504	111,999	EUR	1,146	—
ZAR	JPM	04/18/16	2,048,746	132,000		6,388	—
ZAR	JPM	04/18/16	4,088,686	266,000		10,181	—
Total Forward Currency Purchase Contracts						$537,552	$9,530
Forward Currency Sale Contracts
BRL	CIT	05/16/16	2,436,513	679,698		$9,723	$—
BRL	UBS	09/30/16	620,542	137,000		—	27,000
CNY	SCB	07/13/16	960,840	144,923		—	2,901
COP	CIT	05/18/16	435,656,000	142,000		—	2,771
CZK	JPM	08/16/16	3,983,399	161,000		—	7,228
CZK	JPM	09/01/16	2,473,884	100,000		—	4,535
HUF	JPM	04/13/16	163,394,381	559,168		—	33,042
ILS	JPM	05/31/16	264,219	68,064		—	2,359
INR	JPM	04/25/16	8,475,091	127,000		—	575
KRW	CIT	04/04/16	154,854,000	135,599		190	—
PEN	CIT	06/20/16	375,760	110,000		—	2,236
RON	JPM	06/29/16	902,782	226,435		—	3,662
RUB	CIT	04/28/16	1,045,800	14,000		—	1,458
RUB	CIT	04/28/16	89,246,080	1,317,334		—	1,840
RUB	JPM	04/28/16	15,477,750	225,000		—	3,781
SGD	SCB	04/04/16	177,571	131,001		—	743
SGD	SCB	04/04/16	197,869	143,001		—	3,803
SGD	SCB	04/04/16	926,113	684,853		—	2,251
THB	SCB	09/12/16	604,265	17,000		—	128
TRY	JPM	04/04/16	416,436	146,736		—	923
ZAR	CIT	04/18/16	207,929	13,000		—	1,045
ZAR	CIT	04/18/16	1,945,323	127,000		—	4,402
ZAR	JPM	04/18/16	2,119,259	132,321		—	10,830
ZAR	JPM	04/18/16	4,090,209	261,000		—	15,284
Total Forward Currency Sale Contracts						9,913	132,797
Gross unrealized appreciation/depreciation on Forward Currency Purchase and Sale Contracts						$547,465	$142,327

^ In USD unless otherwise indicated.

Description	Principal Amount (000)	Value
Lazard US Corporate Income Portfolio
Corporate Bonds | 97.8%
Aerospace & Defense | 1.4%
Bombardier, Inc., 7.750%, 03/15/20 (d)	$975	$838,500
KLX, Inc., 5.875%, 12/01/22 (d)	1,400	1,386,000
Triumph Group, Inc., 4.875%, 04/01/21	1,400	1,270,360
		3,494,860
Auto Components | 0.8%
The Goodyear Tire & Rubber Co., 5.125%, 11/15/23	1,800	1,840,500
Automobiles | 0.7%
Fiat Chrysler Automobiles NV, 5.250%, 04/15/23	1,800	1,790,100
Beverages | 0.4%
Constellation Brands, Inc., 7.250%, 05/15/17	950	1,004,625
Biotechnology | 0.6%
Grifols Worldwide Operations, Ltd., 5.250%, 04/01/22	1,475	1,515,563
Building Products | 1.2%
Griffon Corp., 5.250%, 03/01/22	1,400	1,396,500
Masco Corp., 6.125%, 10/03/16	1,500	1,536,375
		2,932,875
Capital Markets | 1.7%
Argos Merger Sub, Inc., 7.125%, 03/15/23 (d)	1,600	1,696,000
Icahn Enterprises LP, 6.000%, 08/01/20	1,500	1,458,750
MPT Operating Partnership LP, 6.375%, 03/01/24	1,010	1,063,025
		4,217,775
Chemicals | 4.2%
Chemtura Corp., 5.750%, 07/15/21	1,400	1,379,000
Eagle Spinco, Inc., 4.625%, 02/15/21	1,400	1,354,640
Huntsman International LLC, 4.875%, 11/15/20	1,600	1,584,000
Mosaic Global Holdings, Inc., 7.300%, 01/15/28	775	922,488
NOVA Chemicals Corp., 5.250%, 08/01/23 (d)	1,800	1,759,500
Description	Principal Amount (000)	Value
Platform Specialty Products Corp., 6.500%, 02/01/22 (d)	$1,700	$1,434,375
WR Grace & Co-Conn, 5.125%, 10/01/21 (d)	1,700	1,768,000
		10,202,003
Commercial Services & Supplies | 5.3%
ACCO Brands Corp., 6.750%, 04/30/20	1,750	1,850,625
Ashtead Capital, Inc., 6.500%, 07/15/22 (d)	1,700	1,806,250
Avis Budget Car Finance, Inc., 5.125%, 06/01/22 (d)	1,600	1,518,000
Clean Harbors, Inc., 5.250%, 08/01/20	1,750	1,793,575
First Data Corp.:
6.750%, 11/01/20 (d)	260	273,390
5.375%, 08/15/23 (d)	1,600	1,640,000
R.R. Donnelley & Sons Co., 7.250%, 05/15/18	1,016	1,065,530
The ADT Corp., 6.250%, 10/15/21	1,400	1,407,000
West Corp., 5.375%, 07/15/22 (d)	1,750	1,605,275
		12,959,645
Communications Equipment | 1.3%
CommScope, Inc., 5.000%, 06/15/21 (d)	1,500	1,511,250
Plantronics, Inc., 5.500%, 05/31/23 (d)	1,750	1,719,375
		3,230,625
Construction Materials | 1.0%
Standard Industries, Inc., 5.375%, 11/15/24 (d)	1,750	1,776,250
USG Corp., 9.750%, 01/15/18	675	754,988
		2,531,238
Consumer Finance | 1.1%
Aircastle, Ltd., 5.125%, 03/15/21	1,500	1,561,875
International Lease Finance Corp.:
5.750%, 05/15/16	500	501,250
8.750%, 03/15/17	500	526,700
		2,589,825
Containers & Packaging | 5.6%
Ball Corp., 4.000%, 11/15/23	1,900	1,871,500
Cascades, Inc., 5.500%, 07/15/22 (d)	1,500	1,442,812

Description	Principal Amount (000)	Value
Lazard US Corporate Income Portfolio (continued)
Crown Americas LLC, 4.500%, 01/15/23	$1,800	$1,836,000
Owens-Brockway Glass Container, Inc., 5.000%, 01/15/22 (d)	1,892	1,934,721
Reynolds Group Issuer, Inc., 5.750%, 10/15/20	1,500	1,539,375
Sealed Air Corp., 4.875%, 12/01/22 (d)	1,700	1,768,000
Silgan Holdings, Inc., 5.000%, 04/01/20	1,475	1,504,500
Smurfit Kappa Acquisitions, 4.875%, 09/15/18 (d)	1,050	1,085,438
Smurfit Kappa Treasury Funding, Ltd., 7.500%, 11/20/25	750	834,375
		13,816,721
Diversified Financial Services | 2.2%
Level 3 Financing, Inc., 5.125%, 05/01/23	1,800	1,820,250
Schaeffler Finance BV, 4.750%, 05/15/21 (d)	1,850	1,896,250
Virgin Media Secured Finance PLC, 5.375%, 04/15/21 (d)	1,629	1,698,232
		5,414,732
Diversified Telecommunication Services | 2.7%
CenturyLink, Inc., 5.625%, 04/01/20	1,800	1,823,418
DigitalGlobe, Inc., 5.250%, 02/01/21 (d)	1,750	1,592,500
Frontier Communications Corp., 8.125%, 10/01/18	1,500	1,601,250
SBA Telecommunications, Inc., 5.750%, 07/15/20	1,500	1,548,750
		6,565,918
Electrical Equipment | 0.7%
Belden, Inc., 5.500%, 09/01/22 (d)	1,750	1,758,750
Food & Staples Retailing | 0.7%
Ingles Markets, Inc., 5.750%, 06/15/23	1,750	1,776,250
Food Products | 2.3%
B&G Foods, Inc., 4.625%, 06/01/21	1,500	1,522,500
Darling Ingredients, Inc., 5.375%, 01/15/22	850	869,660
Post Holdings, Inc., 7.375%, 02/15/22	1,650	1,744,875
Description	Principal Amount (000)	Value
TreeHouse Foods, Inc., 4.875%, 03/15/22	$1,500	$1,533,750
		5,670,785
Gas Utilities | 1.0%
AmeriGas Finance LLC, 6.750%, 05/20/20	1,525	1,563,125
Ferrellgas LP, 6.500%, 05/01/21	500	443,750
Ferrellgas Partners LP, 8.625%, 06/15/20	520	481,000
		2,487,875
Health Care Equipment & Supplies | 1.5%
Hill-Rom Holdings, Inc., 5.750%, 09/01/23 (d)	1,800	1,863,000
Hologic, Inc., 5.250%, 07/15/22 (d)	1,800	1,876,500
		3,739,500
Health Care Providers & Services | 5.4%
Centene Escrow Corp., 6.125%, 02/15/24 (d)	1,750	1,841,875
Community Health Systems, Inc., 8.000%, 11/15/19	1,400	1,363,250
Fresenius Medical Care US Finance II, Inc., 5.625%, 07/31/19 (d)	1,097	1,196,759
HCA, Inc., 6.500%, 02/15/20	1,600	1,756,000
HealthSouth Corp., 5.125%, 03/15/23	1,801	1,794,246
LifePoint Health, Inc., 5.500%, 12/01/21	1,400	1,463,000
Molina Healthcare, Inc., 5.375%, 11/15/22 (d)	1,700	1,746,750
Tenet Healthcare Corp.:
4.750%, 06/01/20	700	717,500
4.375%, 10/01/21	1,250	1,253,125
		13,132,505
Hotels, Restaurants & Leisure | 7.3%
1011778 BC ULC, 4.625%, 01/15/22 (d)	1,800	1,831,500
Cedar Fair LP, 5.250%, 03/15/21	1,800	1,865,250
Cinemark USA, Inc., 4.875%, 06/01/23	1,800	1,815,210
GLP Capital LP, 4.875%, 11/01/20	1,500	1,560,000
Hilton Worldwide Finance LLC, 5.625%, 10/15/21	1,750	1,813,350
International Game Technology PLC:
5.625%, 02/15/20 (d)	250	259,375

Description	Principal Amount (000)	Value
Lazard US Corporate Income Portfolio (continued)
6.250%, 02/15/22 (d)	$1,450	$1,475,375
MGM Resorts International, 6.625%, 12/15/21	1,000	1,072,500
Pinnacle Entertainment, Inc., 6.375%, 08/01/21	1,250	1,325,000
Regal Entertainment Group, 5.750%, 03/15/22	1,450	1,500,750
Six Flags Entertainment Corp., 5.250%, 01/15/21 (d)	1,400	1,438,500
Wynn Las Vegas LLC, 5.375%, 03/15/22	2,007	2,023,939
		17,980,749
Household Durables | 0.7%
Tempur Sealy International, Inc., 5.625%, 10/15/23 (d)	1,750	1,800,313
Independent Power Producers & Energy Traders | 1.1%
AES Corp., 7.375%, 07/01/21	1,095	1,226,400
Calpine Corp., 6.000%, 01/15/22 (d)	1,500	1,579,688
		2,806,088
Internet Software & Services | 1.5%
Equinix, Inc., 4.875%, 04/01/20	1,872	1,936,584
VeriSign, Inc., 4.625%, 05/01/23	1,800	1,818,000
		3,754,584
IT Services | 1.5%
IHS, Inc., 5.000%, 11/01/22	1,750	1,813,437
Iron Mountain, Inc., 6.000%, 08/15/23	1,700	1,785,000
		3,598,437
Machinery | 1.3%
Amsted Industries, Inc., 5.000%, 03/15/22 (d)	1,700	1,687,250
Terex Corp., 6.500%, 04/01/20	1,600	1,544,000
		3,231,250
Marine | 0.9%
Hapag-Lloyd AG, 9.750%, 10/15/17 (d)	533	539,663
Hornbeck Offshore Services, Inc., 5.000%, 03/01/21	1,600	960,000
Teekay Corp., 8.500%, 01/15/20	1,025	707,250
		2,206,913
Description	Principal Amount (000)	Value
Media | 15.4%
AMC Networks, Inc., 4.750%, 12/15/22	$1,500	$1,503,750
Cable One, Inc., 5.750%, 06/15/22 (d)	1,750	1,793,750
Cablevision Systems Corp., 7.750%, 04/15/18	1,500	1,563,750
CCO Holdings LLC, 5.250%, 03/15/21	1,950	2,018,250
Cequel Communications Holdings I LLC, 6.375%, 09/15/20 (d)	1,800	1,782,000
Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22	1,750	1,741,250
DISH DBS Corp., 5.125%, 05/01/20	1,600	1,588,000
Lamar Media Corp., 5.875%, 02/01/22	1,685	1,773,462
LIN Television Corp., 5.875%, 11/15/22	1,750	1,771,875
Mediacom Broadband LLC, 5.500%, 04/15/21	1,500	1,511,250
Netflix, Inc., 5.375%, 02/01/21	1,450	1,513,437
Outfront Media Capital LLC, 5.250%, 02/15/22	1,500	1,537,500
Sinclair Television Group, Inc., 5.375%, 04/01/21	1,900	1,961,750
Sirius XM Radio, Inc., 5.750%, 08/01/21 (d)	1,500	1,569,375
Starz LLC, 5.000%, 09/15/19	725	739,500
TEGNA, Inc.:
7.125%, 09/01/18	469	478,380
6.375%, 10/15/23	1,500	1,612,500
The McClatchy Co., 9.000%, 12/15/22	1,100	1,025,063
Time, Inc., 5.750%, 04/15/22 (d)	1,425	1,264,688
Tribune Media Co., 5.875%, 07/15/22 (d)	1,800	1,755,000
Unitymedia Hessen GmbH & Co. KG, 5.500%, 01/15/23 (d)	1,800	1,845,000
Univision Communications, Inc., 5.125%, 05/15/23 (d)	1,800	1,791,000
Videotron, Ltd., 5.000%, 07/15/22	1,808	1,875,236
WMG Acquisition Corp., 6.000%, 01/15/21 (d)	1,620	1,656,450
		37,672,216

Description	Principal Amount (000)	Value
Lazard US Corporate Income Portfolio (continued)
Metals & Mining | 2.6%
ArcelorMittal, 6.500%, 03/01/21	$1,400	$1,379,000
Glencore Funding LLC, 4.625%, 04/29/24 (d)	2,000	1,661,000
Steel Dynamics, Inc., 6.125%, 08/15/19	1,800	1,858,500
Tronox Finance LLC, 6.375%, 08/15/20	650	500,500
United States Steel Corp., 6.050%, 06/01/17	950	928,297
		6,327,297
Multiline Retail | 0.8%
Dollar Tree, Inc., 5.750%, 03/01/23 (d)	1,750	1,853,906
Oil, Gas & Consumable Fuels | 9.5%
Antero Resources Corp., 5.125%, 12/01/22	1,850	1,674,250
Energy Transfer Equity LP, 7.500%, 10/15/20	1,250	1,203,125
Kinder Morgan, Inc.:
7.000%, 06/15/17	650	682,009
5.000%, 02/15/21 (d)	1,275	1,301,644
Newfield Exploration Co., 5.625%, 07/01/24	1,900	1,781,250
Northern Tier Energy LLC, 7.125%, 11/15/20	1,250	1,225,000
ONEOK Partners LP, 5.000%, 09/15/23	2,000	1,905,888
PBF Holding Co. LLC:
8.250%, 02/15/20	900	931,500
7.000%, 11/15/23 (d)	900	853,875
Range Resources Corp., 5.000%, 08/15/22	1,700	1,466,250
Regency Energy Partners LP, 5.750%, 09/01/20	1,300	1,299,658
Rockies Express Pipeline LLC, 6.850%, 07/15/18 (d)	1,450	1,446,375
Suburban Propane Partners LP, 7.375%, 08/01/21	1,531	1,557,792
Sunoco LP, 6.375%, 04/01/23 (d)	1,700	1,701,054
Targa Resources Partners LP, 5.250%, 05/01/23	1,800	1,665,000
Tesoro Logistics LP, 6.125%, 10/15/21	1,383	1,383,000
Whiting Petroleum Corp., 5.750%, 03/15/21	900	598,500
Description	Principal Amount (000)	Value
WPX Energy, Inc., 6.000%, 01/15/22	$900	$657,000
		23,333,170
Personal Products | 0.6%
First Quality Finance Co., Inc., 4.625%, 05/15/21 (d)	1,500	1,447,500
Pharmaceuticals | 1.3%
Endo Finance LLC, 5.750%, 01/15/22 (d)	1,600	1,512,000
Mallinckrodt International Finance SA, 5.750%, 08/01/22 (d)	1,700	1,566,125
		3,078,125
Professional Services | 0.8%
Nielsen Finance LLC, 5.000%, 04/15/22 (d)	1,800	1,845,000
Real Estate Investment Trusts (REITs) | 1.4%
Communications Sales & Leasing, Inc., 6.000%, 04/15/23 (d)	1,700	1,653,250
RHP Hotel Properties LP, 5.000%, 04/15/23	1,775	1,814,938
		3,468,188
Real Estate Management & Development | 0.6%
DuPont Fabros Technology LP, 5.875%, 09/15/21	1,400	1,466,500
Semiconductors & Semiconductor Equipment | 0.5%
Amkor Technologies, Inc., 6.625%, 06/01/21	1,400	1,330,000
Software | 1.2%
Activision Blizzard, Inc., 5.625%, 09/15/21 (d)	1,400	1,471,750
Nuance Communications, Inc., 5.375%, 08/15/20 (d)	1,373	1,392,737
		2,864,487
Specialty Retail | 0.8%
Group 1 Automotive, Inc., 5.000%, 06/01/22	1,912	1,892,880
Technology Hardware, Storage & Peripherals | 1.2%
Denali Borrower Finance Corp., 5.625%, 10/15/20 (d)	1,400	1,476,825
NCR Corp., 4.625%, 02/15/21	1,568	1,560,160
		3,036,985
Trading Companies & Distributors | 2.1%
HD Supply, Inc., 5.250%, 12/15/21 (d)	1,500	1,575,000
United Rentals North America, Inc.:
7.375%, 05/15/20	750	784,687
4.625%, 07/15/23	1,100	1,093,125

Description	Principal Amount (000)	Value
Lazard US Corporate Income Portfolio (concluded)
WESCO Distribution, Inc., 5.375%, 12/15/21	$1,600	$1,616,000
		5,068,812
Wireless Telecommunication Services | 2.9%
Crown Castle International Corp., 4.875%, 04/15/22	1,500	1,605,300
Inmarsat Finance PLC, 4.875%, 05/15/22 (d)	1,750	1,648,281
Intelsat Jackson Holdings SA, 7.250%, 04/01/19	750	553,125
Sprint Capital Corp., 6.900%, 05/01/19	1,475	1,275,875
T-Mobile USA, Inc., 6.250%, 04/01/21	1,850	1,942,130
		7,024,711
Total Corporate Bonds (Identified cost $242,247,938)		239,760,781

Description	Shares	Value
Short-Term Investment | 0.5%
State Street Institutional Treasury Money Market Fund (Identified cost $1,297,075)	1,297,075	$1,297,075
Total Investments | 98.3% (Identified cost $243,545,013) (b)		$241,057,856
Cash and Other Assets in Excess of Liabilities | 1.7%		4,162,292
Net Assets | 100.0%		$245,220,148

Description	Principal Amount (000)	Value
Lazard US Short Duration Fixed Income Portfolio
Asset-Backed Securities | 12.9%
Automobiles | 10.0%
Ally Auto Receivables Trust:
1.390%, 09/16/19	$1,275	$1,277,423
1.470%, 04/15/20	1,750	1,753,202
BMW Vehicle Lease Trust 1.400%, 09/20/18	2,175	2,177,976
GM Financial Automobile Leasing Trust:
1.530%, 09/20/18	1,460	1,461,417
1.680%, 12/20/18	1,625	1,630,489
GMF Floorplan Owner Revolving Trust 1.650%, 05/15/20 (d)	1,200	1,197,479
		9,497,986
Banks | 2.9%
Citibank Credit Card Issuance Trust 5.650%, 09/20/19	2,550	2,712,732
Total Asset-Backed Securities (Identified cost $12,244,854)		12,210,718
Corporate Bonds | 22.3%
Consumer Finance | 2.3%
Ford Motor Credit Co. LLC, 8.000%, 12/15/16	2,030	2,119,178
Diversified Telecommunication Services | 2.4%
AT&T, Inc., 2.400%, 03/15/17	2,262	2,288,506
Food & Staples Retailing | 5.5%
CVS Health Corp.:
1.200%, 12/05/16	2,280	2,285,116
1.900%, 07/20/18	600	608,841
The Kroger Co., 1.200%, 10/17/16	2,280	2,284,015
		5,177,972
IT Services | 2.7%
The Western Union Co., 5.930%, 10/01/16	2,526	2,582,274
Media | 2.0%
Time Warner Cable, Inc., 5.850%, 05/01/17	1,835	1,912,966
Oil, Gas & Consumable Fuels | 5.7%
Anadarko Petroleum Corp., 6.375%, 09/15/17	2,025	2,120,618
Marathon Oil Corp., 6.000%, 10/01/17	1,959	1,985,907
ONEOK Partners LP, 2.000%, 10/01/17	1,300	1,259,102
		5,365,627
Description	Principal Amount (000)	Value
Road & Rail | 1.7%
CSX Corp., 7.900%, 05/01/17	$1,525	$1,631,884
Total Corporate Bonds (Identified cost $21,222,464)		21,078,407
Municipal Bonds | 3.8%
Illinois | 0.5%
Railsplitter Illinois Tobacco Settlement Authority, 4.125%, 06/01/16	500	502,600
Kentucky | 3.3%
Kentucky State Asset Liability Commission General Funding Revenue, 3.165%, 04/01/18	3,053	3,093,977
Total Municipal Bonds (Identified cost $3,621,809)		3,596,577
US Government Securities | 38.5%
Mortgage-Backed Securities | 38.5%
Federal Home Loan Mortgage Corp.:
Pool# 1B4676, 2.570%, 05/01/40 (g)	726	764,557
Pool# 1B8709, 2.188%, 08/01/34 (g)	1,892	1,988,543
Pool# 1H2577, 2.587%, 09/01/35 (g)	1,107	1,166,470
Pool# 848138, 2.613%, 07/01/38 (g)	1,008	1,064,450
Pool# 848514, 2.705%, 03/01/32 (g)	2,088	2,197,899
Pool# 848517, 2.555%, 12/01/34 (g)	1,474	1,552,558
Pool# 849414, 2.540%, 07/01/35 (g)	1,886	1,983,368
Pool# G13867, 5.000%, 06/01/25	445	479,626
Series 2628, Class QN, 3.750%, 06/15/32	734	750,608
Series 2976, Class LF, 0.776%, 05/15/35 (g)	1,337	1,339,982
Series 3153, Class FJ, 0.816%, 05/15/36 (g)	812	816,007
Series 3725, Class A, 3.500%, 09/15/24	237	242,733
Federal National Mortgage Association:
Pool# 725296, 2.558%, 03/01/34 (g)	827	863,800
Pool# 725429, 5.000%, 05/01/19	358	371,631
Pool# 889735, 5.500%, 07/01/23	396	431,227
Pool# 889828, 5.000%, 10/01/19	265	276,973
Pool# 963058, 2.527%, 05/01/38 (g)	765	810,960
Pool# 995609, 2.611%, 04/01/35 (g)	979	1,034,692
Pool# AD0278, 4.274%, 09/01/39 (g)	223	236,243
Pool# AD0701, 2.357%, 02/01/37 (g)	1,150	1,209,493
Pool# AE0149, 2.513%, 12/01/36 (g)	987	1,038,704
Pool# AE0315, 4.500%, 02/01/21	94	97,200
Pool# AE0887, 2.522%, 09/01/40 (g)	405	428,140
Pool# AL0345, 2.542%, 11/01/35 (g)	876	923,849
Pool# AL3232, 2.641%, 02/01/40 (g)	457	483,395
Pool# AL3260, 2.480%, 07/01/38 (g)	586	621,027
Pool# AL3739, 2.473%, 07/01/38 (g)	325	342,675
Pool# AL3746, 2.523%, 01/01/37 (g)	1,071	1,125,613
Pool# AL3941, 6.000%, 03/01/24	531	573,314

Description	Principal Amount (000)	Value
Lazard US Short Duration Fixed Income Portfolio (concluded)
Pool# AL4118, 2.512%, 05/01/35 (g)	$691	$727,190
Pool# AL4545, 2.503%, 05/01/39 (g)	885	929,575
Pool# AL4660, 2.527%, 11/01/41 (g)	930	983,128
Pool# AL5574, 2.483%, 12/01/40 (g)	1,496	1,573,432
Pool# AL5642, 2.525%, 05/01/39 (g)	1,985	2,088,525
Series 2005-45, Class XA, 0.773%, 06/25/35 (g)	1,464	1,467,455
Series 2006-101, Class FA, 0.853%, 10/25/36 (g)	1,652	1,661,516
Series 2007-85, Class FL, 0.973%, 09/25/37 (g)	721	723,108
Series 2009-70, Class NL, 3.000%, 08/25/19	1,045	1,062,867
Total US Government Securities (Identified cost $36,602,677)		36,432,533
US Treasury Security | 20.4%
US Treasury Note, 0.750%, 01/31/18 (Identified cost $19,257,245)	19,315	19,322,552

Description	Shares	Value
Short-Term Investment | 3.1%
State Street Institutional Treasury Money Market Fund (Identified cost $2,930,330)	2,930,330	$2,930,330
Total Investments | 101.0% (Identified cost $95,879,379) (b)		$95,571,117
Liabilities in Excess of Cash and Other Assets | (1.0)%		(943,271)
Net Assets | 100.0%		$94,627,846

Description	Security Currency	Principal Amount (000)	Value
Lazard Global Fixed Income Portfolio
Corporate Bonds | 36.3%
Australia | 2.2%
Telstra Corp., Ltd., 4.000%, 11/15/17	AUD	100	$77,895
Toyota Finance Australia, Ltd., 4.250%, 05/15/19	AUD	35	27,594
			105,489
Belgium | 0.9%
Anheuser-Busch InBev Finance, Inc., 2.650%, 02/01/21	USD	45	46,262
Canada | 5.1%
John Deere Canada Funding, Inc.:
2.300%, 01/17/18	CAD	30	23,410
2.050%, 09/17/20	CAD	30	23,258
Shaw Communications, Inc., 5.650%, 10/01/19	CAD	35	29,740
Suncor Energy, Inc., 6.100%, 06/01/18	USD	50	53,458
The Bank of Nova Scotia, 2.125%, 09/11/19	USD	55	55,877
The Toronto-Dominion Bank:
2.250%, 11/05/19	USD	45	45,616
2.621%, 12/22/21	CAD	80	63,911
			295,270
France | 1.3%
Orange SA, 5.375%, 07/08/19	USD	55	61,184
Germany | 1.9%
BMW Finance NV, 3.375%, 12/14/18	GBP	60	90,563
Italy | 1.5%
Atlantia SpA, 4.375%, 09/16/25	EUR	50	72,672
Netherlands | 1.1%
Bank Nederlandse Gemeenten NV, 5.000%, 09/16/20	NZD	70	51,907
Norway | 1.1%
Statoil ASA, 3.700%, 03/01/24	USD	50	52,246
United Kingdom | 4.3%
GKN Holdings PLC, 6.750%, 10/28/19	GBP	30	48,801
Rolls-Royce PLC, 6.750%, 04/30/19	GBP	50	82,713
SSE PLC, 5.000%, 10/01/18	GBP	50	77,984
			209,498
Description	Security Currency	Principal Amount (000)	Value
United States | 16.9%
Apple, Inc., 3.850%, 05/04/43	USD	80	$77,809
Constellation Brands, Inc., 7.250%, 05/15/17	USD	50	52,875
Fresenius Medical Care US Finance II, Inc., 4.125%, 10/15/20	USD	30	30,525
General Electric Co., 5.500%, 02/01/17	NZD	90	63,451
Google, Inc., 3.625%, 05/19/21	USD	25	27,540
HCA, Inc., 6.500%, 02/15/20	USD	40	43,900
John Deere Capital Corp., 2.300%, 09/16/19	USD	30	30,740
JPMorgan Chase & Co., 4.500%, 01/24/22	USD	35	38,644
Nestle Holdings, Inc.:
2.500%, 07/10/17	NOK	250	30,757
2.750%, 04/15/20	NOK	340	43,537
Sealed Air Corp., 4.875%, 12/01/22	USD	20	20,800
The Goldman Sachs Group, Inc.:
5.200%, 12/17/19	NZD	95	68,571
3.625%, 01/22/23	USD	50	51,586
The Home Depot, Inc., 2.625%, 06/01/22	USD	45	46,562
Union Pacific Corp., 4.163%, 07/15/22	USD	45	50,355
United Rentals North America, Inc., 4.625%, 07/15/23	USD	35	34,781
Valero Energy Corp., 6.125%, 02/01/20	USD	25	27,459
Verizon Communications, Inc., 4.400%, 11/01/34	USD	35	35,391
			775,283
Total Corporate Bonds (Identified cost $1,822,756)			1,760,374
Foreign Government Obligations | 45.2%
Australia | 1.5%
Queensland Treasury Corp., 5.500%, 06/21/21	AUD	45	39,586
Western Australian Treasury Corp., 6.000%, 10/16/23	AUD	35	32,590
			72,176
Bahamas | 1.9%
Commonwealth of Bahamas, 6.950%, 11/20/29	USD	80	90,480

Description	Security Currency	Principal Amount (000)	Value
Lazard Global Fixed Income Portfolio (continued)
Bermuda | 2.2%
Government of Bermuda, 5.603%, 07/20/20	USD	100	$109,750
Canada | 5.3%
City of Vancouver, 2.900%, 11/20/25	CAD	40	31,775
Province of Alberta, 4.000%, 12/01/19	CAD	55	46,559
Province of British Columbia, 3.700%, 12/18/20	CAD	60	51,347
Province of Ontario:
2.450%, 06/29/22	USD	30	30,780
1.950%, 01/27/23	CAD	65	50,613
Province of Quebec, 3.500%, 07/29/20	USD	45	48,501
			259,575
Chile | 1.2%
Republic of Chile, 5.500%, 08/05/20	CLP	37,500	57,712
Colombia | 2.3%
Republic of Colombia, 7.375%, 03/18/19	USD	100	113,250
Hungary | 1.9%
Hungary Government Bond, 5.500%, 06/24/25	HUF	21,160	93,576
Ireland | 1.6%
Irish Treasury, 3.400%, 03/18/24	EUR	55	76,537
Italy | 1.0%
Italy Buoni Poliennali Del Tesoro, 1.500%, 06/01/25	EUR	40	46,936
Mexico | 6.4%
Mexican Bonos:
4.750%, 06/14/18	MXN	860	50,010
6.500%, 06/09/22	MXN	970	58,810
7.750%, 05/29/31	MXN	960	62,652
Mexican Udibonos, 2.500%, 12/10/20	MXN	1,034	60,307
United Mexican States, 6.750%, 02/06/24	GBP	48	81,522
			313,301
New Zealand | 2.4%
New Zealand Government Bonds:
3.000%, 04/15/20	NZD	110	78,410
6.000%, 05/15/21	NZD	10	7,850
Description	Security Currency	Principal Amount (000)	Value
New Zealand Local Government Funding Agency, 6.000%, 12/15/17	NZD	40	$29,259
			115,519
Norway | 5.3%
Oslo Kommune:
3.550%, 02/12/21	NOK	1,000	131,606
2.350%, 09/04/24	NOK	1,000	124,319
			255,925
Philippines | 2.8%
Republic of Philippines, 4.950%, 01/15/21	PHP	6,000	134,683
Poland | 4.1%
Poland Government Bond, 1.750%, 01/25/21 (g)	PLN	618	163,413
Republic of Poland, 3.000%, 03/17/23	USD	35	35,087
			198,500
Portugal | 0.6%
Portugal Obrigacoes do Tesouro OT, 2.875%, 10/15/25	EUR	25	28,692
Romania | 0.8%
Romanian Government Bond, 3.625%, 04/24/24	EUR	32	40,418
Singapore | 2.6%
Singapore Government Bond, 3.000%, 09/01/24	SGD	154	124,653
Spain | 1.3%
Spain Government Bond, 1.600%, 04/30/25	EUR	55	64,230
Total Foreign Government Obligations (Identified cost $2,233,166)			2,195,913
Quasi Government Bonds | 3.9%
Canada | 0.7%
Hydro-Quebec, 9.625%, 07/15/22	CAD	30	33,927
Chile | 2.2%
Corp. Nacional del Cobre de Chile, 3.750%, 11/04/20	USD	100	104,568
Germany | 0.4%
Landeskreditbank Baden-Wuerttemberg Foerderbank, 3.000%, 05/22/17	NOK	160	19,729
South Korea | 0.6%
The Korea Development Bank, 4.500%, 11/22/19	AUD	40	31,679

Description	Security Currency	Principal Amount (000)	Value
Lazard Global Fixed Income Portfolio (continued)
Total Quasi Government Bonds (Identified cost $192,838)			$189,903
Supranationals | 5.3%
Asian Development Bank, 2.125%, 03/19/25	USD	60	60,856
Corporacion Andina de Fomento, 4.375%, 06/15/22	USD	85	93,386
Inter-American Development Bank, 6.000%, 12/15/17	NZD	55	40,116
International Finance Corp., 6.450%, 10/30/18	INR	4,160	62,426
Total Supranationals (Identified cost $261,936)			256,784
US Municipal Bonds | 4.7%
Alaska | 1.9%
Alaska State Qualified School Construction Bond, 5.342%, 08/01/27	USD	75	92,020
Texas | 2.8%
Texas State Build America Bond Series A, 4.123%, 04/01/25	USD	50	57,533
University of Texas Build America Bond Series B, 6.276%, 08/15/41	USD	70	79,385
			136,918
Total US Municipal Bonds (Identified cost $222,293)			228,938
US Treasury Security | 2.5%
US Treasury Note, 2.125%, 05/15/25 (Identified cost $114,566)	USD	115	118,607

Description		Shares	Value
Short-Term Investment | 0.3%
State Street Institutional Treasury Money Market Fund (Identified cost $16,846)		16,846	$16,846
Total Investments l 98.2% (Identified cost $4,864,401) (b), (h)			$4,767,365
Cash and Other Assets in Excess of Liabilities l 1.8%			88,078
Net Assets l 100.0%			$4,855,443

Lazard Global Fixed Income Portfolio (continued)

Forward Currency Contracts open at March 31, 2016:

Currency	Counterparty	Settlement Date	Quantity	Cost on Origination Date^	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Purchase Contracts
AUD	CAN	05/18/16	5,081	3,595	$292	$—
AUD	HSB	05/18/16	30,857	22,968	638	—
AUD	HSB	05/18/16	112,715	83,501	2,727	—
CAD	CIT	05/18/16	84,160	65,078	—	274
CAD	RBC	05/18/16	35,957	25,935	1,752	—
CAD	RBC	05/18/16	48,485	36,418	915	—
CLP	JPM	04/06/16	20,839,680	30,512	592	—
CZK	CIT	05/18/16	133,183	5,506	103	—
EUR	CIT	05/18/16	73,195	83,000	399	—
EUR	CIT	05/18/16	682,800	764,668	13,314	—
EUR	HSB	05/18/16	45,328	50,073	1,574	—
EUR	HSB	05/18/16	46,117	50,615	1,930	—
EUR	HSB	05/18/16	86,464	94,712	3,805	—
EUR	HSB	05/18/16	177,092	198,339	3,439	—
GBP	CIT	05/18/16	91,271	129,242	1,863	—
GBP	HSB	05/18/16	93,110	131,822	1,925	—
HUF	JPM	05/18/16	2,121,090	7,653	30	—
HUF	JPM	05/18/16	3,581,028	12,786	185	—
HUF	JPM	05/18/16	5,237,336	18,807	163	—
JPY	CIT	05/18/16	5,747,853	51,000	134	—
JPY	CIT	05/18/16	6,534,971	58,100	36	—
JPY	CIT	05/18/16	63,192,821	556,155	6,016	—
JPY	HSB	05/18/16	45,327,908	398,799	4,443	—
KRW	CIT	06/09/16	103,693,200	85,651	4,867	—
MXN	HSB	05/18/16	182,168	10,157	345	—
MXN	HSB	05/18/16	519,966	28,900	1,076	—
MXN	HSB	05/18/16	1,084,658	58,900	3,630	—
MYR	HSB	05/12/16	136,469	33,003	1,870	—
PLN	HSB	05/18/16	81,022	20,492	1,208	—
SEK	CIT	05/18/16	370,064	43,697	1,958	—
SEK	HSB	05/18/16	375,368	44,300	2,009	—
Total Forward Currency Purchase Contracts					$63,238	$274
Forward Currency Sale Contracts
AUD	CAN	05/18/16	187,555	132,714	$—	$10,766
AUD	CIT	05/18/16	32,619	24,000	—	954
AUD	HSB	05/18/16	4,756	3,400	—	238
AUD	HSB	05/18/16	5,002	3,800	—	26
AUD	HSB	05/18/16	47,262	33,439	—	2,716
CAD	CIT	05/18/16	65,448	49,000	—	1,396
CAD	HSB	05/18/16	5,580	4,300	3	—
CAD	RBC	05/18/16	7,983	6,000	—	147
CAD	RBC	05/18/16	41,611	31,000	—	1,041
CAD	RBC	05/18/16	61,554	45,939	—	1,458
CAD	RBC	05/18/16	291,963	210,592	—	14,223

Lazard Global Fixed Income Portfolio (concluded)

Forward Currency Contracts open at March 31, 2016 (concluded):

Currency	Counterparty	Settlement Date	Quantity	Cost on Origination Date^	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Sale Contracts (concluded)
CLP	CIT	06/24/16	38,743,280	56,800	$—	$622
CLP	JPM	04/06/16	20,839,680	28,784	—	2,320
EUR	CIT	05/18/16	38,140	42,000	—	1,456
EUR	CIT	05/18/16	165,519	182,000	—	6,592
EUR	HSB	05/18/16	23,064	26,100	—	180
EUR	HSB	05/18/16	101,340	111,900	—	3,567
GBP	CIT	05/18/16	11,244	16,000	—	152
GBP	CIT	05/18/16	40,250	57,000	—	816
GBP	CIT	05/18/16	48,453	69,464	—	136
GBP	CIT	05/18/16	63,256	89,572	—	1,291
GBP	HSB	05/18/16	7,658	11,100	99	—
GBP	HSB	05/18/16	26,357	37,500	—	361
GBP	HSB	05/18/16	67,624	97,021	—	116
HUF	JPM	05/18/16	1,579	6	—	—
HUF	JPM	05/18/16	35,298,548	126,070	—	1,787
JPY	CIT	05/18/16	8,319,956	73,000	—	1,015
JPY	CIT	05/18/16	16,434,518	145,000	—	1,204
JPY	HSB	05/18/16	2,412,534	21,700	238	—
MXN	CIT	05/18/16	269,740	15,000	—	550
MXN	CIT	05/18/16	379,841	20,056	—	1,842
MXN	HSB	05/18/16	1,386,821	77,000	—	2,950
MXN	HSB	05/18/16	2,604,448	137,530	—	12,615
MXN	JPM	05/18/16	873,602	46,104	—	4,259
NOK	HSB	05/18/16	251,865	29,400	—	1,031
NOK	HSB	05/18/16	1,020,715	118,654	—	4,673
NOK	HSB	05/18/16	1,582,683	183,383	—	7,843
NZD	CAN	05/18/16	89,801	59,197	—	2,731
NZD	CAN	05/18/16	365,255	240,776	—	11,107
NZD	CIT	05/18/16	17,828	12,000	—	294
NZD	CIT	05/18/16	23,845	15,707	—	737
NZD	HSB	05/18/16	4,684	3,086	—	144
NZD	HSB	05/18/16	7,070	4,800	—	76
NZD	HSB	05/18/16	11,581	7,913	—	73
PHP	HSB	06/09/16	5,021,615	106,323	—	2,325
PLN	HSB	05/18/16	98,722	24,788	—	1,652
PLN	HSB	05/18/16	546,044	137,973	—	8,274
SEK	CIT	05/18/16	93,358	11,000	—	518
SEK	HSB	05/18/16	54,879	6,700	—	70
SGD	SCB	05/18/16	27,096	19,232	—	867
SGD	SCB	05/18/16	126,675	89,904	—	4,059
Total Forward Currency Sale Contracts					340	123,270
Gross unrealized appreciation/depreciation on Forward Currency Purchase and Sale Contracts					$63,578	$123,544

^ In USD unless otherwise indicated.

Description	Shares	Value
Lazard US Realty Income Portfolio
Preferred Stocks | 20.9%
Real Estate Investment Trusts (REITs) | 20.9%
DDR Corp., Series K, 6.250%	32,441	$843,790
Digital Realty Trust, Inc., Series G, 5.875%	36,325	911,031
General Growth Properties, Inc., Series A, 6.375%	49,885	1,292,021
Kilroy Realty Corp., Series H, 6.375%	17,700	458,961
Kimco Realty Corp., Series J, 5.500%	58,500	1,501,695
National Retail Properties, Inc., Series E, 5.700%	30,800	801,416
Pebblebrook Hotel Trust, Series C, 6.500%	73,386	1,869,875
PS Business Parks, Inc., Series U, 5.750%	45,223	1,148,212
Taubman Centers, Inc., Series K, 6.250%	26,467	671,468
VEREIT, Inc., Series F, 6.700%	88,833	2,250,140
Vornado Realty Trust, Series K, 5.700%	27,106	693,914
Total Preferred Stocks (Identified cost $11,746,278)		12,442,523
Real Estate Investment Trusts | 78.7%
Apartment Investment & Management Co., Class A	23,710	991,552
Ashford Hospitality Trust, Inc.	498,200	3,178,516
Blackstone Mortgage Trust, Inc., Class A	104,973	2,819,575
Chesapeake Lodging Trust	69,200	1,831,032
Colony Capital, Inc., Class A	187,135	3,138,254
Columbia Property Trust, Inc.	68,247	1,500,752
Communications Sales & Leasing, Inc.	41,938	933,120
Education Realty Trust, Inc.	12,346	513,594
EPR Properties	9,231	614,969
Essex Property Trust, Inc.	2,950	689,887
Farmland Partners, Inc.	155,500	1,668,515
HCP, Inc.	20,654	672,907
LaSalle Hotel Properties	113,035	2,860,916
Medical Properties Trust, Inc.	205,006	2,660,978
National Storage Affiliates Trust	44,600	945,520
NorthStar Realty Finance Corp.	245,720	3,223,846
Pebblebrook Hotel Trust	76,500	2,223,855
Pennsylvania Real Estate Investment Trust	56,900	1,243,265
Prologis, Inc.	9,103	402,171
Ramco-Gershenson Properties Trust	29,100	524,673
Description	Shares	Value
Retail Opportunity Investments Corp.	27,900	$561,348
Simon Property Group, Inc.	3,984	827,437
STAG Industrial, Inc.	129,772	2,642,158
Starwood Property Trust, Inc.	152,532	2,887,431
Sun Communities, Inc.	6,500	465,465
The GEO Group, Inc.	60,400	2,094,068
VEREIT, Inc.	118,700	1,052,869
Weyerhaeuser Co.	16,200	501,876
WP Glimcher, Inc.	351,625	3,336,921
Total Real Estate Investment Trusts (Identified cost $56,385,035)		47,007,470
Short-Term Investment | 0.3%
State Street Institutional Treasury Money Market Fund (Identified cost $184,450)	184,450	184,450
Total Investments | 99.9% (Identified cost $68,315,763) (b)		$59,634,443
Cash and Other Assets in Excess of Liabilities | 0.1%		88,861
Net Assets | 100.0%		$59,723,304

Description	Shares	Value
Lazard US Realty Equity Portfolio
Common Stocks | 4.5%
Real Estate Management & Development | 4.5%
CBRE Group, Inc., Class A (a)	71,320	$2,055,442
Realogy Holdings Corp. (a)	56,908	2,054,948
		4,110,390
Total Common Stocks (Identified cost $4,367,907)		4,110,390
Real Estate Investment Trusts | 94.6%
Acadia Realty Trust	11,789	414,148
American Homes 4 Rent, Class A	193,090	3,070,131
American Tower Corp.	68,453	7,007,534
Apartment Investment & Management Co., Class A	104,971	4,389,887
AvalonBay Communities, Inc.	31,789	6,046,268
Boston Properties, Inc.	24,520	3,116,002
Empire State Realty Trust, Inc., Class A	116,898	2,049,222
Equinix, Inc.	13,163	4,353,136
Equity Lifestyle Properties, Inc.	44,105	3,207,757
Essex Property Trust, Inc.	22,445	5,248,988
Extra Space Storage, Inc.	44,680	4,175,793
Federal Realty Investment Trust	8,815	1,375,581
General Growth Properties, Inc.	61,909	1,840,554
Host Hotels & Resorts, Inc.	116,847	1,951,345
NorthStar Realty Finance Corp.	89,969	1,180,393
Parkway Properties, Inc.	94,866	1,485,601
Pebblebrook Hotel Trust	77,445	2,251,326
Prologis, Inc.	73,995	3,269,099
Public Storage	22,963	6,333,884
Retail Opportunity Investments Corp.	68,537	1,378,964
Rexford Industrial Realty, Inc.	81,793	1,485,361
Simon Property Group, Inc.	41,022	8,519,859
SL Green Realty Corp.	16,568	1,605,108
Sunstone Hotel Investors, Inc.	164,351	2,300,914
Ventas, Inc.	53,611	3,375,348
Welltower, Inc.	38,667	2,681,170
Weyerhaeuser Co.	61,750	1,913,015
WP Glimcher, Inc.	116,410	1,104,731
Total Real Estate Investment Trusts (Identified cost $73,635,293)		87,131,119
Short-Term Investment | 1.2%
State Street Institutional Treasury Money Market Fund (Identified cost $1,086,905)	1,086,905	1,086,905

Total Investments | 100.3% (Identified cost $79,090,105) (b)	$92,328,414
Liabilities in Excess of Cash and Other Assets | (0.3)%	(241,980)
Net Assets | 100.0%	$92,086,434

Description	Shares	Value
Lazard Global Realty Equity Portfolio
Common Stocks | 26.5%
Brazil | 1.7%
BR Properties SA	12,940	$31,670
Multiplan Empreendimentos Imobiliarios SA	4,500	67,206
		98,876
China | 1.0%
China Overseas Land & Investment, Ltd.	18,000	56,965
China Resources Land, Ltd.	20,000	51,203
		108,168
Germany | 3.5%
Vonovia SE	5,522	198,715
Hong Kong | 5.7%
Cheung Kong Property Holdings, Ltd.	22,000	141,517
China Overseas Property Holdings, Ltd. (a)	6,000	874
Sun Hung Kai Properties, Ltd.	11,000	134,357
		276,748
India | 0.8%
DLF, Ltd.	25,867	44,920
Japan | 5.5%
Hulic Co., Ltd.	13,000	124,288
Mitsui Fudosan Co., Ltd.	7,680	191,616
		315,904
Mexico | 1.4%
Corp Inmobiliaria Vesta SAB de CV	52,960	79,361
Philippines | 2.9%
Ayala Land, Inc.	94,125	72,058
SM Prime Holdings, Inc.	194,250	92,600
		164,658
Singapore | 0.8%
Frasers Centrepoint, Ltd.	40,400	48,857
United Arab Emirates | 1.4%
Emaar Properties PJSC	48,800	79,983
United States | 1.8%
CBRE Group, Inc., Class A (a)	1,745	50,291
Realogy Holdings Corp. (a)	1,478	53,371
		103,662
Total Common Stocks
(Identified cost $1,639,842)		1,519,852
Real Estate Investment Trusts | 70.4%
Australia | 3.9%
Charter Hall Group	11,166	39,715
Westfield Corp.	24,205	185,358
		225,073
Description	Shares	Value
Canada | 2.2%
Boardwalk Real Estate Investment Trust	3,215	$128,204
France | 1.3%
Klepierre	864	41,390
Unibail-Rodamco SE	124	34,118
		75,508
Hong Kong | 3.1%
Link Real Estate Investment Trust	29,519	174,853
Italy | 0.8%
Beni Stabili SpA	62,962	47,250
Japan | 9.0%
Activia Properties, Inc.	13	67,458
Invincible Investment Corp.	337	252,724
Kenedix Retail REIT Corp.	55	133,364
LaSalle Logiport REIT	10	9,658
Premier Investment Corp.	45	55,618
		518,822
Singapore | 0.5%
CapitaMall Trust	16,300	25,275
United Kingdom | 4.8%
Big Yellow Group PLC	6,090	67,744
Great Portland Estates PLC	8,720	91,175
Land Securities Group PLC	4,454	70,432
Workspace Group PLC	4,244	47,727
		277,078
United States | 44.8%
American Homes 4 Rent, Class A	8,789	139,745
American Tower Corp.	449	45,964
Apartment Investment & Management Co., Class A	2,354	98,444
AvalonBay Communities, Inc.	886	168,517
Boston Properties, Inc.	584	74,215
Equinix, Inc.	408	134,930
Equity Lifestyle Properties, Inc.	1,674	121,750
Essex Property Trust, Inc.	873	204,160
Extra Space Storage, Inc.	788	73,646
General Growth Properties, Inc.	2,050	60,946
Host Hotels & Resorts, Inc.	3,348	55,912
Pebblebrook Hotel Trust	3,786	110,059
Prologis, Inc.	3,453	152,554
Public Storage	865	238,593
Retail Opportunity Investments Corp.	4,787	96,314
Rexford Industrial Realty, Inc.	4,319	78,433
Simon Property Group, Inc.	1,537	319,220
SL Green Realty Corp.	522	50,571
Sunstone Hotel Investors, Inc.	6,228	87,192

Description	Shares	Value
Lazard Global Realty Equity Portfolio (concluded)
Ventas, Inc.	1,246	$78,448
VEREIT, Inc.	3,324	29,484
Welltower, Inc.	1,329	92,153
WP Glimcher, Inc.	6,431	61,030
		2,572,280
Total Real Estate Investment Trusts (Identified cost $3,580,829)		4,044,343
Short-Term Investment | 3.0%
State Street Institutional Treasury Money Market Fund (Identified cost $174,394)	174,394	174,394
Total Investments | 99.9% (Identified cost $5,395,065) (b)		$5,738,589
Cash and Other Assets in Excess of Liabilities | 0.1%		5,266
Net Assets | 100.0%		$5,743,855

Description	Shares	Value
Lazard Global Listed Infrastructure Portfolio
Common Stocks | 95.6%
Australia | 10.9%
DUET Group (c)	62,019,959	$104,591,107
Macquarie Atlas Roads Group	10,243,472	37,690,250
Spark Infrastructure Group	47,864,987	75,950,195
Transurban Group	12,270,116	106,754,240
		324,985,792
Austria | 0.3%
Flughafen Wien AG	84,870	9,271,062
France | 12.1%
Aeroports de Paris	606,868	75,028,798
Eutelsat Communications SA	4,385,679	141,679,252
Vinci SA	1,932,031	143,933,025
		360,641,075
Germany | 3.1%
Fraport AG	1,504,050	91,237,837
Italy | 22.8%
ASTM SpA	834,619	9,639,585
Atlantia SpA	8,848,572	245,376,371
Hera SpA	15,340,703	45,839,936
Snam SpA	23,896,547	149,691,278
Societa Iniziative Autostradali e Servizi SpA	2,166,147	22,183,724
Terna SpA	36,337,575	207,362,825
		680,093,719
Luxembourg | 4.9%
SES SA	4,944,712	144,800,211
Portugal | 0.6%
REN - Redes Energeticas Nacionais SGPS SA	5,584,800	18,314,945
Spain | 4.9%
Abertis Infraestructuras SA	8,909,896	146,502,321
Switzerland | 1.4%
Flughafen Zuerich AG	48,240	43,195,507
United Kingdom | 3.0%
Pennon Group PLC	7,610,711	88,649,418
United States | 31.6%
Ameren Corp.	1,834,600	91,913,460
CSX Corp.	9,356,659	240,933,969
Genesee & Wyoming, Inc., Class A (a)	1,400,000	87,780,000
Great Plains Energy, Inc.	3,442,382	111,016,820
Norfolk Southern Corp.	1,751,437	145,807,130
PG&E Corp.	2,024,699	120,915,024
SJW Corp.	62,366	2,267,004
Description	Shares	Value
Union Pacific Corp.	1,770,000	$140,803,500
		941,436,907
Total Common Stocks (Identified cost $2,663,635,027)		2,849,128,794
Short-Term Investment | 5.3%
State Street Institutional Treasury Money Market Fund (Identified cost $156,621,673)	156,621,673	156,621,673
Total Investments | 100.9% (Identified cost $2,820,256,700) (b), (h)		$3,005,750,467
Liabilities in Excess of Cash and Other Assets | (0.9)%		(26,888,209)
Net Assets | 100.0%		$2,978,862,258

Lazard Global Listed Infrastructure Portfolio (continued)

Forward Currency Contracts open at March 31, 2016:

Currency	Counterparty	Settlement Date	Quantity	Cost on Origination Date^	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Purchase Contracts
CHF	BNP	06/29/16	6,163,453	6,349,362	$85,317	$—
CHF	BNP	06/29/16	8,384,561	8,770,003	—	16,474
JPY	BNP	06/29/16	5,451,544,944	48,062,103	502,192	—
JPY	CAN	06/29/16	1,347,393,867	12,104,986	—	101,924
JPY	CIT	06/29/16	87,726,692	788,696	—	7,196
JPY	CSF	06/29/16	899,762,045	8,089,203	—	73,804
JPY	HSB	06/29/16	880,524,538	7,910,710	—	66,685
JPY	JPM	06/29/16	991,859,340	8,911,440	—	75,606
JPY	MEL	06/29/16	837,687,193	7,522,875	—	60,461
JPY	RBC	06/29/16	296,518,898	2,614,378	27,117	—
JPY	SSB	06/29/16	790,067,041	7,100,768	—	62,571
Total Forward Currency Purchase Contracts					$614,626	$464,721
Forward Currency Sale Contracts
AUD	BNP	06/29/16	63,775,615	47,119,338	$—	$1,576,334
AUD	CAN	06/29/16	21,544,869	15,917,781	—	532,737
AUD	CIT	06/29/16	45,187,929	33,381,001	—	1,122,101
AUD	CSF	06/29/16	70,997,329	52,473,417	—	1,736,373
AUD	HSB	06/29/16	46,567,933	34,391,815	—	1,164,985
AUD	RBC	06/29/16	64,566,426	47,707,487	—	1,592,007
AUD	SCB	06/29/16	68,776,830	50,806,476	—	1,707,858
AUD	SSB	06/29/16	52,630,670	38,885,276	—	1,300,708
CHF	CAN	06/29/16	11,954,629	12,161,372	—	319,327
CHF	CSF	06/29/16	15,763,230	16,035,350	—	421,550
CHF	JPM	06/29/16	2,754,140	2,801,662	—	73,676
CHF	RBC	06/29/16	18,099,951	18,412,559	—	483,890
CHF	SCB	06/29/16	6,761,227	6,877,386	—	181,373
EUR	BNP	06/29/16	271,268,362	302,027,481	—	7,472,873
EUR	CAN	06/29/16	132,697,938	147,772,425	—	3,627,682
EUR	CIT	06/29/16	52,980,050	58,988,359	—	1,458,588
EUR	CIT	06/29/16	77,209,917	87,268,439	—	823,281
EUR	CSF	06/29/16	67,868,702	75,563,656	—	1,870,319
EUR	HSB	06/29/16	60,328,808	67,158,029	—	1,673,394
EUR	MEL	06/29/16	110,910,038	123,487,236	—	3,054,229
EUR	RBC	06/29/16	204,842,719	228,067,991	—	5,644,830
EUR	SCB	06/29/16	105,239,706	117,184,413	—	2,887,556
EUR	SSB	06/29/16	152,656,668	169,990,833	—	4,180,945
GBP	BNP	06/29/16	8,884,897	12,506,647	—	258,121
GBP	CAN	06/29/16	4,889,732	6,928,750	—	96,238
GBP	CIT	06/29/16	4,486,232	6,313,699	—	131,588
GBP	HSB	06/29/16	4,564,871	6,425,330	—	132,936
GBP	JPM	06/29/16	1,929,593	2,716,309	—	55,902
GBP	SCB	06/29/16	25,668,263	36,131,545	—	745,576
GBP	SSB	06/29/16	11,281,971	15,878,077	—	330,524
JPY	BNP	06/29/16	2,177,164,983	19,194,399	—	200,559

Lazard Global Listed Infrastructure Portfolio (concluded)

Forward Currency Contracts open at March 31, 2016 (concluded):

Currency	Counterparty	Settlement Date	Quantity	Cost on Origination Date^	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Sale Contracts (concluded)
JPY	BNP	06/29/16	3,274,379,961	29,403,820	$234,482	$—
JPY	CAN	06/29/16	1,347,393,867	11,879,161	—	123,901
JPY	CIT	06/29/16	87,726,692	773,420	—	8,081
JPY	CSF	06/29/16	899,762,045	7,932,311	—	83,088
JPY	HSB	06/29/16	880,524,538	7,762,713	—	81,312
JPY	JPM	06/29/16	991,859,340	8,742,701	—	93,134
JPY	MEL	06/29/16	837,687,193	7,384,278	—	78,137
JPY	RBC	06/29/16	296,518,898	2,662,555	21,060	—
JPY	SSB	06/29/16	790,067,041	6,965,177	—	73,020
Total Forward Currency Sale Contracts					255,542	47,398,733
Gross unrealized appreciation/depreciation on Forward Currency Purchase and Sale Contracts					$870,168	$47,863,454

^ In USD unless otherwise indicated.

Description	Shares	Value
Lazard Capital Allocator Opportunistic Strategies Portfolio
Exchange-Traded Funds | 74.9%
Equity | 50.0%
iShares Latin America 40 ETF	133,300	$3,353,828
iShares MSCI Europe Small-Cap ETF	144,400	6,473,452
iShares MSCI Japan ETF	579,100	6,607,531
iShares MSCI Japan Small-Cap ETF	178,400	10,331,144
iShares MSCI USA Value Factor ETF	219,100	13,441,785
iShares North American Tech ETF	42,100	4,658,365
iShares U.S. Consumer Services ETF	64,200	9,361,644
PowerShares Aerospace & Defense Portfolio	254,300	8,974,247
SPDR S&P 500 ETF Trust	97,800	20,103,768
		83,305,764
Fixed Income | 24.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF	209,300	24,869,026
Market Vectors Fallen Angel High Yield Bond ETF	322,300	8,292,779
PowerShares Fundamental High Yield Corporate Bond Portfolio	474,800	8,451,440
		41,613,245
Total Exchange-Traded Funds (Identified cost $122,467,048)		124,919,009
Closed-End Management Investment Companies | 10.0%
Eaton Vance Limited Duration Income Fund	632,000	8,329,760
Prudential Global Short Duration High Yield Fund, Inc.	560,800	8,344,704
Total Closed-End Management Investment Companies (Identified cost $16,196,516)		16,674,464
Short-Term Investment | 14.6%
State Street Institutional Treasury Money Market Fund (Identified cost $24,290,522)	24,290,522	24,290,522

Description	Number of Contracts	Value
Purchased Options | 0.1%
Energy Select Sector SPDR Fund 62 Call, Expires 04/15/16	82,500	$85,800
Description	Number of Contracts	Value
SPDR S&P 500 ETF Trust 185 Put, Expires 04/15/16	100,000	$6,000
Total Purchased Options (Identified cost $306,731)		91,800
Total Investments l 99.6% (Identified cost $163,260,817) (b), (h)		$165,975,795
Cash and Other Assets in Excess of Liabilities | 0.4%		716,209
Net Assets | 100.0%		$166,692,004

Lazard Capital Allocator Opportunistic Strategies Portfolio (concluded)

Forward Currency Purchase Contract open at March 31, 2016:

Currency	Counterparty	Settlement Date	Quantity	Cost on Origination Date^	Unrealized Depreciation
JPY	SSB	05/18/16	533,436,639	4,763,010	$17,492

^ In USD unless otherwise indicated.

Written Option open at March 31, 2016:

Description	Number of Contracts	Strike Price	Expiration Date	Premium	Value
SPDR S&P 500 ETF Trust 170 Put	1,000	$170.00	04/15/16	$55,749	$(2,000)

Total Return Swap Agreements open at March 31, 2016:

Pay	Currency	Counterparty	Notional Amount (000)	Expiration Date	Receive	Unrealized Appreciation	Unrealized Depreciation
1 Month USD LIBOR plus 0.45%	USD	GSC	6,678	03/03/17	Appreciation, and dividends paid, on securities in a basket of domestic equity securities	$175,929	$—
1 Month USD LIBOR minus 0.40%	USD	GSC	13,250	03/09/17	Appreciation, and dividends paid, on securities in a custom momentum basket	—	311,010
1 Month USD LIBOR plus 0.40%	EUR	GSC	5,899	11/16/25	Appreciation, and dividends paid, on securities in a basket of domestic equity securities	13,241	—
Gross unrealized appreciation/depreciation on Total Return Swap Agreements						$189,170	$311,010

Description	Shares	Value
Lazard Enhanced Opportunities Portfolio
Common Stocks | 1.4%
United States | 1.4%
American Homes 4 Rent, Class A REIT	1,463	$23,261
AmTrust Financial Services, Inc.	94	2,433
ANI Pharmaceuticals, Inc. (a)	238	8,011
Atlas Air Worldwide Holdings, Inc. (a)	22	930
Blucora, Inc. (a)	174	898
Bunge, Ltd.	467	26,465
Exelixis, Inc. (a)	10,844	43,376
Forest City Realty Trust, Inc. Class A REIT	100	2,109
FXCM, Inc. Class A (a)	23	247
Gaming and Leisure Properties, Inc. REIT	600	18,000
Gramercy Property Trust REIT	22	186
Hovnanian Enterprises, Inc. Class A (a)	709	1,106
Innoviva, Inc.	1,311	16,505
JAKKS Pacific, Inc. (a)	193	1,436
Nuance Communications, Inc. (a)	199	3,719
Red Hat, Inc. (a)	233	17,361
Sequenom, Inc. (a)	270	381
SolarCity Corp. (a)	783	19,246
Solazyme, Inc. (a)	3,270	6,638
SunEdison, Inc. (a)	20,379	11,009
The Greenbrier Cos., Inc.	36	995
TiVo, Inc. (a)	400	3,804
Trinity Industries, Inc.	173	3,167
Violin Memory, Inc. (a)	5,940	3,102
Voya Financial, Inc.	74	2,203
WebMD Health Corp. (a)	1,244	77,912
Workday, Inc. Class A (a)	232	17,827
		312,327
Total Common Stocks (Identified cost $315,537)		312,327

Description	Security Currency	Principal Amount (000)	Value
Corporate Bonds | 16.8%
Canada | 1.5%
Element Financial Corp.:
5.125%, 06/30/19	CAD	141	$115,080
4.250%, 06/30/20	CAD	289	218,627
			333,707
Greece | 0.2%
Aegean Marine Petroleum Network, Inc., 4.000%, 11/01/18	USD	47	37,747
Mexico | 1.0%
Cemex SAB de CV:
3.750%, 03/15/18	USD	100	104,187
Description	Security Currency	Principal Amount (000)	Value
3.720%, 03/15/20	USD	127	$116,401
			220,588
United States | 14.1%
Aceto Corp., 2.000%, 11/01/20 (d)	USD	27	25,667
Altra Industrial Motion Corp., 2.750%, 03/01/31	USD	20	22,812
AMAG Pharmaceuticals, Inc.:
2.500%, 02/15/19	USD	9	9,748
7.875%, 09/01/23 (d)	USD	25	22,063
ANI Pharmaceuticals, Inc., 3.000%, 12/01/19	USD	18	16,099
Ascent Capital Group, Inc., 4.000%, 07/15/20	USD	55	34,203
Atlas Air Worldwide Holdings, Inc., 2.250%, 06/01/22	USD	85	72,516
Bottomline Technologies de, Inc., 1.500%, 12/01/17	USD	24	27,330
Broadsoft, Inc., 1.000%, 09/01/22 (d)	USD	26	31,216
Carriage Services, Inc., 2.750%, 03/15/21	USD	32	35,060
Colony Starwood Homes, 3.000%, 07/01/19	USD	246	243,694
Encore Capital Group, Inc., 3.000%, 11/27/17	USD	64	63,280
Forest City Realty Trust, Inc., 3.625%, 08/15/20	USD	257	271,617
FXCM, Inc., 2.250%, 06/15/18	USD	55	33,000
Harmonic, Inc., 4.000%, 12/01/20 (d)	USD	25	19,797
Iconix Brand Group, Inc., 1.500%, 03/15/18	USD	269	182,920
Innoviva, Inc., 2.125%, 01/15/23	USD	26	20,264
Invacare Corp., 5.000%, 02/15/21 (d)	USD	91	91,853
Ironwood Pharmaceuticals, Inc., 2.250%, 06/15/22 (d)	USD	31	28,307
JAKKS Pacific, Inc., 4.875%, 06/01/20 (d)	USD	25	23,406
LGI Homes, Inc., 4.250%, 11/15/19	USD	115	144,469
Liberty Interactive LLC, 1.000%, 09/30/43 (d)	USD	139	119,540
LinkedIn Corp., 0.500%, 11/01/19	USD	116	105,052
M/I Homes, Inc., 3.250%, 09/15/17	USD	140	140,875

Description	Security Currency	Principal Amount (000)	Value
Lazard Enhanced Opportunities Portfolio (continued)
Molina Healthcare, Inc., 1.625%, 08/15/44	USD	1	$1,255
Navistar International Corp., 4.750%, 04/15/19	USD	34	20,230
Nuance Communications, Inc.:
2.750%, 11/01/31	USD	95	95,178
1.000%, 12/15/35 (d)	USD	1	921
NuVasive, Inc., 2.250%, 03/15/21	USD	47	50,290
PDL BioPharma, Inc., 4.000%, 02/01/18	USD	65	58,703
PRA Group, Inc., 3.000%, 08/01/20	USD	2	1,594
RAIT Financial Trust, 4.000%, 10/01/33	USD	46	38,295
Shutterfly, Inc., 0.250%, 05/15/18	USD	146	145,726
SolarCity Corp., 1.625%, 11/01/19	USD	29	16,621
Solazyme, Inc., 5.000%, 10/01/19	USD	144	71,640
Starwood Property Trust, Inc.:
3.750%, 10/15/17	USD	61	60,161
4.550%, 03/01/18	USD	35	35,087
Toll Brothers Finance Corp., 0.500%, 09/15/32	USD	228	221,160
Trinity Industries, Inc., 3.875%, 06/01/36	USD	67	71,104
Twitter, Inc., 1.000%, 09/15/21	USD	123	103,320
Violin Memory, Inc., 4.250%, 10/01/19	USD	40	13,600
Vitamin Shoppe, Inc., 2.250%, 12/01/20 (d)	USD	23	22,569
Wabash National Corp., 3.375%, 05/01/18	USD	174	221,632
Wright Medical Group, Inc., 2.000%, 02/15/20	USD	67	59,839
			3,093,713
Total Corporate Bonds (Identified cost $3,684,573)			3,685,755

Description		Shares	Value
Preferred Stock | 0.5%
United States | 0.5%
Bunge, Ltd. (Identified cost $89,317)		1,109	$95,097
Description	Shares	Value
Short-Term Investment | 58.8%
State Street Institutional Treasury Money Market Fund (Identified cost $12,913,667)	12,913,667	$12,913,667
Description	Number of Contracts	Value
Purchased Options | 0.1%
Bunge, Ltd. 57.5 Call, Expires 07/15/16	8	$2,120
iShares MSCI Emerging Markets ETF 32 Call, Expires 04/15/16	17	3,927
Netsuite, Inc. 70 Call, Expires 04/15/16	1	90
Red Hat, Inc. 80 Call:
Expires 04/15/16	4	36
Expires 05/20/16	4	288
Shutterfly, Inc. 50 Call, Expires 06/17/16	4	460
SPDR S&P 500 ETF Trust 180 Put, Expires 04/15/16	41	164
SPDR S&P 500 ETF Trust 200 Put, Expires 04/15/16	41	2,050
Toll Brothers, Inc. 33 Call, Expires 06/17/16	7	303
WebMD Health Corp. 65 Call, Expires 06/17/16	13	4,940
Total Purchased Options (Identified cost $15,975)		14,378
Total Investments l 77.6% (Identified cost $17,019,069) (b)		17,021,224
Cash and Other Assets in Excess of Liabilities | 22.4%		4,927,381
Net Assets | 100.0%		$21,948,605

Lazard Enhanced Opportunities Portfolio (continued)

Written Options open at March 31, 2016:

Description	Number of Contracts	Strike Price	Expiration Date	Premium	Value
Bunge, Ltd. 47.5 Put	4	$47.50	07/15/16	$665	$(280)
Bunge, Ltd. 50 Put	4	50.00	07/15/16	919	(420)
iShares MSCI Emerging Markets ETF 30.5 Put	17	30.50	04/15/16	1,153	(51)
Netsuite, Inc. 50 Put	2	55.00	04/15/16	147	(50)
Red Hat, Inc. 60 Put	4	60.00	06/17/16	939	(180)
Red Hat, Inc. 65 Put	4	65.00	04/15/16	346	(20)
Red Hat, Inc. 67.5 Put	4	67.50	05/20/16	283	(283)
Shutterfly, Inc. 42.5 Put	4	42.50	06/17/16	678	(380)
SPDR S&P 500 ETF Trust 190 Put	83	190.00	04/15/16	3,166	(747)
Toll Brothers, Inc. 26 Put	7	26.00	06/17/16	304	(304)
WebMD Health Corp. 50 Put	13	50.00	06/17/16	2,621	(779)
Total Written Options				$11,221	$(3,494)

Total Return Swap Agreements open at March 31, 2016:

Pay	Currency	Counterparty	Notional Amount (000)	Expiration Date	Receive	Unrealized Appreciation	Unrealized Depreciation
1 Month JPY LIBOR plus 1.00%	JPY	DUB	216	12/05/16	Unicharm Corp.	$—	$5,716
1 Month USD LIBOR plus 1.00%	USD	DUB	225	09/28/16	Aceto Corp.	6,153	—
1 Month USD LIBOR plus 1.00%	USD	DUB	139	09/28/16	Aegean Marine Petroleum Network, Inc.	3,219	—
1 Month USD LIBOR plus 1.00%	USD	DUB	55	09/28/16	AK Steel Corp.	21,171	—
1 Month USD LIBOR plus 1.00%	USD	DUB	233	09/28/16	Allscripts Healthcare Solutions, Inc.	—	6,936
1 Month USD LIBOR plus 1.00%	USD	DUB	275	09/28/16	Alon USA Energy, Inc.	—	29,319
1 Month USD LIBOR plus 1.00%	USD	DUB	240	09/28/16	Altra Industrial Motion Corp.	11,858	—
1 Month USD LIBOR plus 1.00%	USD	DUB	221	09/28/16	AMAG Pharmaceuticals, Inc.	—	6,418
1 Month USD LIBOR plus 1.00%	USD	DUB	278	09/28/16	American Residential Properties OP LP	12,877	—
1 Month USD LIBOR plus 1.00%	USD	DUB	245	09/28/16	AmTrust Financial Services, Inc.	—	17,265
1 Month USD LIBOR plus 1.00%	USD	DUB	95	09/28/16	ANI Pharmaceuticals, Inc.	—	1,399
1 Month USD LIBOR plus 1.00%	USD	DUB	12	09/28/16	Ascent Capital Group, Inc.	—	3,254
1 Month USD LIBOR plus 1.00%	USD	DUB	27	09/28/16	Atlas Air Worldwide Holdings, Inc.	2,169	—
1 Month USD LIBOR plus 1.00%	USD	DUB	31	09/28/16	Blucora, Inc.	1,751	—

Lazard Enhanced Opportunities Portfolio (continued)

Total Return Swap Agreements open at March 31, 2016 (continued):

Pay	Currency	Counterparty	Notional Amount (000)	Expiration Date	Receive	Unrealized Appreciation	Unrealized Depreciation
1 Month USD LIBOR plus 1.00%	USD	DUB	249	09/28/16	Bottomline Technologies de, Inc.	$6,895	$—
1 Month USD LIBOR plus 1.00%	USD	DUB	233	09/28/16	BroadSoft, Inc.	31,174	—
1 Month USD LIBOR plus 1.00%	USD	DUB	260	09/28/16	CalAtlantic Group, Inc.	7,194	—
1 Month USD LIBOR plus 1.00%	USD	DUB	271	09/28/16	Carriage Services, Inc.	1,799	—
1 Month USD LIBOR plus 1.00%	USD	DUB	323	09/28/16	Cemex S.A.B. de C.V.	42,429	—
1 Month USD LIBOR plus 1.00%	USD	DUB	40	09/28/16	Cobalt International Energy, Inc.	—	1,288
1 Month USD LIBOR plus 1.00%	USD	DUB	20	09/28/16	Colony Starwood Homes	184	—
1 Month USD LIBOR plus 1.00%	USD	DUB	69	09/28/16	Cowen Group, Inc.	—	8,456
1 Month USD LIBOR plus 1.00%	USD	DUB	43	09/28/16	Encore Capital Group, Inc.	—	1,516
1 Month USD LIBOR plus 1.00%	USD	DUB	57	09/28/16	Encore Capital Group, Inc.	—	14,756
1 Month USD LIBOR plus 1.00%	USD	DUB	309	09/28/16	Exelixis, Inc.	—	1,708
1 Month USD LIBOR plus 1.00%	USD	DUB	26	09/28/16	Forest City Realty Trust, Inc.	2,906	—
1 Month USD LIBOR plus 1.00%	USD	DUB	288	09/28/16	GPT Property Trust LP	27,556	—
1 Month USD LIBOR plus 1.00%	USD	DUB	261	09/28/16	Green Plains, Inc.	—	12,149
1 Month USD LIBOR plus 1.00%	USD	DUB	224	09/28/16	HealthSouth Corp.	—	1,171
1 Month USD LIBOR plus 1.00%	USD	DUB	475	09/28/16	Hologic, Inc.	6,837	—
1 Month USD LIBOR plus 1.00%	USD	DUB	21	09/28/16	Iconix Brand Group, Inc.	12,167	—
1 Month USD LIBOR plus 1.00%	USD	DUB	157	09/28/16	Innoviva, Inc.	533	—
1 Month USD LIBOR plus 1.00%	USD	DUB	305	09/28/16	Integra LifeSciences Holdings Corp.	21,317	—
1 Month USD LIBOR plus 1.00%	USD	DUB	102	09/28/16	Ironwood Pharmaceuticals, Inc.	9,968	—
1 Month USD LIBOR plus 1.00%	USD	DUB	78	09/28/16	JAKKS Pacific, Inc.	4,446	—
1 Month USD LIBOR plus 1.00%	USD	DUB	44	09/28/16	K Hovnanian Enterprises, Inc.	—	9,861
1 Month USD LIBOR plus 1.00%	USD	DUB	44	09/28/16	LGI Homes, Inc.	6,529	—
1 Month USD LIBOR plus 1.00%	USD	DUB	96	09/28/16	Liberty Interactive LLC	1,389	—

Lazard Enhanced Opportunities Portfolio (continued)

Total Return Swap Agreements open at March 31, 2016 (continued):

Pay	Currency	Counterparty	Notional Amount (000)	Expiration Date	Receive	Unrealized Appreciation	Unrealized Depreciation
1 Month USD LIBOR plus 1.00%	USD	DUB	238	09/28/16	Liberty Media Corp.	$10,474	$—
1 Month USD LIBOR plus 1.00%	USD	DUB	84	09/28/16	LinkedIn Corp.	695	—
1 Month USD LIBOR plus 1.00%	USD	DUB	45	09/28/16	M/I Homes, Inc.	1,916	—
1 Month USD LIBOR plus 1.00%	USD	DUB	250	09/28/16	MercadoLibre, Inc.	21,235	—
1 Month USD LIBOR plus 1.00%	USD	DUB	249	09/28/16	Molina Healthcare, Inc.	3,717	—
1 Month USD LIBOR plus 1.00%	USD	DUB	30	09/28/16	Navistar International Corp.	4,959	—
1 Month USD LIBOR plus 1.00%	USD	DUB	211	09/28/16	Netsuite, Inc.	7,618	—
1 Month USD LIBOR plus 1.00%	USD	DUB	35	09/28/16	Nuance Communications, Inc.	2,874	—
1 Month USD LIBOR plus 1.00%	USD	DUB	178	09/28/16	Nuance Communications, Inc.	—	4,286
1 Month USD LIBOR plus 1.00%	USD	DUB	40	09/28/16	PDL BioPharma, Inc.	—	3,051
1 Month USD LIBOR plus 1.00%	USD	DUB	43	09/28/16	PRA Group, Inc.	—	8,987
1 Month USD LIBOR plus 1.00%	USD	DUB	62	09/28/16	PTC Therapeutics, Inc.	—	20,352
1 Month USD LIBOR plus 1.00%	USD	DUB	62	09/28/16	Quidel Corp.	—	9,841
1 Month USD LIBOR plus 1.00%	USD	DUB	4	09/28/16	Rait Financial Trust	—	129
1 Month USD LIBOR plus 1.00%	USD	DUB	331	09/28/16	Red Hat, Inc.	19,978	—
1 Month USD LIBOR plus 1.00%	USD	DUB	126	09/28/16	Restoration Hardware Holdings, Inc.	1,262	—
1 Month USD LIBOR plus 1.00%	USD	DUB	45	09/28/16	RWT Holdings, Inc.	2,385	—
1 Month USD LIBOR plus 1.00%	USD	DUB	23	09/28/16	Sequenom, Inc.	—	6,447
1 Month USD LIBOR plus 1.00%	USD	DUB	144	09/28/16	Shutterfly, Inc.	2,178	—
1 Month USD LIBOR plus 1.00%	USD	DUB	188	09/28/16	SolarCity Corp.	—	29,014
1 Month USD LIBOR plus 1.00%	USD	DUB	137	09/28/16	SolarCity Corp.	—	34,909
1 Month USD LIBOR plus 1.00%	USD	DUB	69	09/28/16	Solazyme, Inc.	—	6,504
1 Month USD LIBOR plus 1.00%	USD	DUB	102	09/28/16	Starwood Property Trust, Inc.	1,933	—
1 Month USD LIBOR plus 1.00%	USD	DUB	144	09/28/16	Starwood Property Trust, Inc.	1,210	—

Lazard Enhanced Opportunities Portfolio (continued)

Total Return Swap Agreements open at March 31, 2016 (continued):

Pay	Currency	Counterparty	Notional Amount (000)	Expiration Date	Receive	Unrealized Appreciation	Unrealized Depreciation
1 Month USD LIBOR plus 1.00%	USD	DUB	145	09/28/16	SunEdison, Inc.	$—	$127,639
1 Month USD LIBOR plus 1.00%	USD	DUB	34	09/28/16	SunEdison, Inc.	—	31,751
1 Month USD LIBOR plus 1.00%	USD	DUB	6	09/28/16	SunEdison, Inc.	—	5,692
1 Month USD LIBOR plus 1.00%	USD	DUB	238	09/28/16	The Greenbrier Cos., Inc.	4,934	—
1 Month USD LIBOR plus 1.00%	USD	DUB	476	09/28/16	Trinity Industries, Inc.	—	17,311
1 Month USD LIBOR plus 1.00%	USD	DUB	29	09/28/16	Violin Memory, Inc.	—	16,755
1 Month USD LIBOR plus 1.00%	USD	DUB	30	09/28/16	Wabash National Corp.	3,329	—
1 Month USD LIBOR plus 1.00%	USD	DUB	342	09/28/16	WebMD Health Corp.	31,042	—
1 Month USD LIBOR plus 1.00%	USD	DUB	214	09/28/16	Workday, Inc.	24,451	—
1 Month USD LIBOR plus 1.00%	USD	DUB	172	09/28/16	Wright Medical Group, Inc.	—	12,462
						388,711	456,342

Receive	Currency	Counterparty	Notional Amount (000)	Expiration Date	Pay	Unrealized Appreciation	Unrealized Depreciation
1 Month JPY LIBOR less 0.40%	JPY	DUB	109	12/05/16	Unicharm Corp.	$2,299	$—
CAD CDOR less 0.30%	CAD	DUB	97	01/20/17	Element Financial Corp.	2,184	—
USD FED OPEN less 0.25%	USD	DUB	21	09/29/16	NuVasive, Inc.	—	1,058
USD FED OPEN less 0.30%	USD	DUB	112	09/29/16	Aceto Corp.	—	7,446
USD FED OPEN less 0.30%	USD	DUB	76	09/29/16	Aegean Marine Petroleum Network, Inc.	—	2,040
USD FED OPEN less 0.30%	USD	DUB	97	09/29/16	Allscripts Healthcare Solutions, Inc.	588	—
USD FED OPEN less 0.30%	USD	DUB	120	09/29/16	Alon USA Energy, Inc.	12,068	—
USD FED OPEN less 0.30%	USD	DUB	148	09/29/16	Altra Industrial Motion Corp.	—	18,881
USD FED OPEN less 0.30%	USD	DUB	139	09/29/16	AMAG Pharmaceuticals, Inc.	6,298	—
USD FED OPEN less 0.30%	USD	DUB	116	09/29/16	American Homes 4 Rent	—	10,236
USD FED OPEN less 0.30%	USD	DUB	39	09/29/16	ANI Pharmaceuticals, Inc.	1,907	—
USD FED OPEN less 0.30%	USD	DUB	15	09/29/16	Ascent Capital Group, Inc.	—	5,163

Lazard Enhanced Opportunities Portfolio (continued)

Total Return Swap Agreements open at March 31, 2016 (continued):

Receive	Currency	Counterparty	Notional Amount (000)	Expiration Date	Pay	Unrealized Appreciation	Unrealized Depreciation
USD FED OPEN less 0.30%	USD	DUB	44	09/29/16	Atlas Air Worldwide Holdings, Inc.	$—	$4,277
USD FED OPEN less 0.30%	USD	DUB	7	09/29/16	Blucora, Inc.	1,092	—
USD FED OPEN less 0.30%	USD	DUB	163	09/29/16	Bottomline Technologies de, Inc.	—	8,838
USD FED OPEN less 0.30%	USD	DUB	69	09/29/16	Bunge, Ltd.	—	7,732
USD FED OPEN less 0.30%	USD	DUB	54	09/29/16	CalAtlantic Group, Inc.	—	6,463
USD FED OPEN less 0.30%	USD	DUB	188	09/29/16	Carriage Services, Inc.	—	4,065
USD FED OPEN less 0.30%	USD	DUB	230	09/29/16	Cemex SAB de CV	—	33,937
USD FED OPEN less 0.30%	USD	DUB	10	09/29/16	Cobalt International Energy, Inc.	—	1,192
USD FED OPEN less 0.30%	USD	DUB	89	09/29/16	Colony Starwood Homes	—	2,983
USD FED OPEN less 0.30%	USD	DUB	32	09/29/16	Cowen Group, Inc.	1,264	—
USD FED OPEN less 0.30%	USD	DUB	69	09/29/16	Encore Capital Group, Inc.	—	839
USD FED OPEN less 0.30%	USD	DUB	72	09/29/16	Forest City Realty Trust, Inc. REIT	—	1,209
USD FED OPEN less 0.30%	USD	DUB	3	09/29/16	FXCM, Inc.	593	—
USD FED OPEN less 0.30%	USD	DUB	174	09/29/16	Gramercy Property Trust REIT	—	19,155
USD FED OPEN less 0.30%	USD	DUB	68	09/29/16	Green Plains, Inc.	—	13,292
USD FED OPEN less 0.30%	USD	DUB	12	09/29/16	Harmonic, Inc.	1,757	—
USD FED OPEN less 0.30%	USD	DUB	107	09/29/16	HealthSouth Corp.	—	6,517
USD FED OPEN less 0.30%	USD	DUB	50	09/29/16	Hologic, Inc.	—	1,880
USD FED OPEN less 0.30%	USD	DUB	15	09/29/16	Hovnanian Enterprises, Inc.	5,343	—
USD FED OPEN less 0.30%	USD	DUB	67	09/29/16	Iconix Brand Group, Inc.	—	7,528
USD FED OPEN less 0.30%	USD	DUB	257	09/29/16	Integra LifeSciences Holdings Corp.	—	18,597
USD FED OPEN less 0.30%	USD	DUB	50	09/29/16	Invacare Corp.	—	3,696
USD FED OPEN less 0.30%	USD	DUB	63	09/29/16	Ironwood Pharmaceuticals, Inc.	—	7,340
USD FED OPEN less 0.30%	USD	DUB	14	09/29/16	iShares MSCI Emerging Markets ETF	—	425

Lazard Enhanced Opportunities Portfolio (continued)

Total Return Swap Agreements open at March 31, 2016 (continued):

Receive	Currency	Counterparty	Notional Amount (000)	Expiration Date	Pay	Unrealized Appreciation	Unrealized Depreciation
USD FED OPEN less 0.30%	USD	DUB	122	09/29/16	Liberty Media Corp.	$—	$9,713
USD FED OPEN less 0.30%	USD	DUB	65	09/29/16	M/I Homes, Inc.	—	2,642
USD FED OPEN less 0.30%	USD	DUB	121	09/29/16	MercadoLibre, Inc.	—	20,663
USD FED OPEN less 0.30%	USD	DUB	159	09/29/16	Molina Healthcare, Inc.	—	3,822
USD FED OPEN less 0.30%	USD	DUB	29	09/29/16	Navistar International Corp.	—	14,072
USD FED OPEN less 0.30%	USD	DUB	46	09/29/16	NetSuite, Inc.	—	7,034
USD FED OPEN less 0.30%	USD	DUB	94	09/29/16	Nuance Communications, Inc.	1,694	—
USD FED OPEN less 0.30%	USD	DUB	13	09/29/16	PRA Group, Inc.	3,983	—
USD FED OPEN less 0.30%	USD	DUB	23	09/29/16	PTC Therapeutics, Inc.	1,260	—
USD FED OPEN less 0.30%	USD	DUB	20	09/29/16	Quidel Corp.	4,252	—
USD FED OPEN less 0.30%	USD	DUB	5	09/29/16	RAIT Financial Trust	—	1,039
USD FED OPEN less 0.30%	USD	DUB	189	09/29/16	Red Hat, Inc.	—	21,675
USD FED OPEN less 0.30%	USD	DUB	4	09/29/16	Redwood Trust, Inc.	—	1,317
USD FED OPEN less 0.30%	USD	DUB	30	09/29/16	Restoration Hardware Holdings, Inc.	1,573	—
USD FED OPEN less 0.30%	USD	DUB	73	09/29/16	Shutterfly, Inc.	—	631
USD FED OPEN less 0.30%	USD	DUB	81	09/29/16	The Greenbrier Cos., Inc.	—	5,462
USD FED OPEN less 0.30%	USD	DUB	2	09/29/16	TiVo, Inc.	—	177
USD FED OPEN less 0.30%	USD	DUB	128	09/29/16	Trinity Industries, Inc.	3,702	—
USD FED OPEN less 0.30%	USD	DUB	22	09/29/16	Violin Memory, Inc.	17,015	—
USD FED OPEN less 0.30%	USD	DUB	15	09/29/16	Vitamin Shoppe, Inc.	—	333
USD FED OPEN less 0.30%	USD	DUB	145	09/29/16	Wabash National Corp.	—	12,584
USD FED OPEN less 0.30%	USD	DUB	204	09/29/16	WebMD Health Corp.	—	25,087
USD FED OPEN less 0.30%	USD	DUB	79	09/29/16	Workday, Inc.	—	26,758
USD FED OPEN less 0.30%	USD	DUB	82	09/29/16	Wright Medical Group NV	12,971	—

Lazard Enhanced Opportunities Portfolio (concluded)

Total Return Swap Agreements open at March 31, 2016 (concluded):

Receive	Currency	Counterparty	Notional Amount (000)	Expiration Date	Pay	Unrealized Appreciation	Unrealized Depreciation
USD FED OPEN less 0.75%	USD	DUB	303	09/29/16	iShares Russell 2000 ETF	$—	$19,249
USD FED OPEN less 0.85%	USD	DUB	170	09/29/16	BroadSoft, Inc.	—	33,380
USD FED OPEN less 1.13%	USD	DUB	143	09/29/16	LGI Homes, Inc.	—	6,503
USD FED OPEN less 2.50%	USD	DUB	12	09/29/16	PDL BioPharma, Inc.	18	—
USD FED OPEN less 2.93%	USD	DUB	44	09/29/16	AK Steel Holding Corp.	—	19,457
USD FED OPEN less 3.00%	USD	DUB	137	09/29/16	AmTrust Financial Services, Inc.	5,268	—
USD FED OPEN less 3.00%	USD	DUB	200	09/29/16	Exelixis, Inc.	10,539	—
USD FED OPEN less 3.00%	USD	DUB	70	09/29/16	JAKKS Pacific, Inc.	1,383	—
USD FED OPEN less 7.00%	USD	DUB	121	09/29/16	Innoviva, Inc.	4,853	—
USD FED OPEN less 15.00%	USD	DUB	88	09/29/16	SunEdison, Inc.	70,872	—
USD FED OPEN less 15.40%	USD	DUB	9	09/29/16	Sequenom, Inc.	2,393	—
USD FED OPEN less 44.00%	USD	DUB	52	09/29/16	Solazyme, Inc.	17,613	—
USD FED OPEN less 51.25%	USD	DUB	141	09/29/16	SolarCity Corp.	29,262	—
						224,044	426,387
Gross unrealized appreciation/depreciation on Total Return Swap Agreements						$612,755	$882,729

Description	Shares	Value
Lazard Fundamental Long/Short Portfolio
Common Stocks | 88.2%
Aerospace & Defense | 5.1%
Honeywell International, Inc. (i)	108,479	$12,155,072
Raytheon Co. (i)	30,580	3,750,025
		15,905,097
Airlines | 2.5%
Alaska Air Group, Inc. (i)	95,435	7,827,579
Banks | 5.5%
Signature Bank (a), (i)	49,959	6,800,419
SVB Financial Group (a), (i)	34,920	3,563,586
Wells Fargo & Co. (i)	139,145	6,729,052
		17,093,057
Beverages | 3.5%
Molson Coors Brewing Co., Class B (i)	113,685	10,934,223
Biotechnology | 2.0%
United Therapeutics Corp. (a), (i)	28,275	3,150,683
Vertex Pharmaceuticals, Inc. (a), (i)	39,110	3,108,854
		6,259,537
Capital Markets | 2.0%
The Charles Schwab Corp. (i)	222,056	6,222,009
Diversified Financial Services | 3.0%
Intercontinental Exchange, Inc. (i)	38,872	9,140,362
Electrical Equipment | 2.3%
Eaton Corp. PLC (i)	56,105	3,509,929
Rockwell Automation, Inc. (i)	31,070	3,534,212
		7,044,141
Energy Equipment & Services | 0.5%
Schlumberger, Ltd. (i)	21,250	1,567,188
Food & Staples Retailing | 3.2%
CVS Health Corp. (i)	94,583	9,811,095
Health Care Equipment & Supplies | 3.1%
Natus Medical, Inc. (a), (i)	102,804	3,950,758
Stryker Corp. (i)	52,450	5,627,360
		9,578,118
Health Care Providers & Services | 1.6%
McKesson Corp. (i)	31,134	4,895,822
Insurance | 6.4%
Aon PLC (i)	79,366	8,289,779
The Hartford Financial Services Group, Inc. (i)	248,093	11,432,125
		19,721,904
Internet Software & Services | 5.2%
Alphabet, Inc., Class C (a), (i)	13,266	9,882,506

Description	Shares	Value
Facebook, Inc., Class A (a), (i)	53,268	$6,077,879
		15,960,385
IT Services | 6.6%
Accenture PLC, Class A (i)	36,765	4,242,681
Vantiv, Inc., Class A (a), (i)	144,665	7,794,550
Visa, Inc., Class A (i)	110,859	8,478,497
		20,515,728
Life Sciences Tools & Services | 3.5%
Quintiles Transnational Holdings, Inc. (a), (i)	107,947	7,027,350
Thermo Fisher Scientific, Inc. (i)	27,829	3,940,308
		10,967,658
Media | 8.0%
AMC Networks, Inc., Class A (a), (i)	118,340	7,685,000
MDC Partners, Inc., Class A (i)	407,196	9,609,826
The Madison Square Garden Co. Class A (a), (i)	45,515	7,571,875
		24,866,701
Oil, Gas & Consumable Fuels | 1.5%
Pioneer Natural Resources Co. (i)	32,050	4,510,717
Pharmaceuticals | 7.3%
Bristol-Myers Squibb Co. (i)	115,225	7,360,573
Pfizer, Inc. (i)	258,620	7,665,497
Zoetis, Inc. (i)	170,134	7,542,040
		22,568,110
Real Estate Investment Trusts (REITs) | 1.4%
Extra Space Storage, Inc. REIT (i)	44,950	4,201,027
Semiconductors & Semiconductor Equipment | 1.6%
Skyworks Solutions, Inc. (i)	61,985	4,828,632
Specialty Retail | 5.9%
Advance Auto Parts, Inc. (i)	67,784	10,868,486
Tiffany & Co. (i)	99,065	7,269,390
		18,137,876
Textiles, Apparel & Luxury Goods | 3.6%
Deckers Outdoor Corp. (a), (i)	71,530	4,285,362
VF Corp. (i)	105,330	6,821,171
		11,106,533
Tobacco | 2.9%
Reynolds American, Inc. (i)	175,450	8,826,889
Total Common Stocks (Identified cost $262,059,595)		272,490,388
Short-Term Investment | 82.4%
State Street Institutional Treasury Money Market Fund (Identified cost $254,811,819)	254,811,819	254,811,819

Description	Shares	Value
Lazard Fundamental Long/Short Portfolio (continued)
Total Investments excluding Securities Sold Short | 170.6% (Identified cost $516,871,414)		$527,302,207
Securities Sold Short | (66.8)%
Air Freight & Logistics | (1.1)%
CH Robinson Worldwide, Inc.	(45,295)	(3,362,248)
Automobiles | (1.2)%
Harley-Davidson, Inc.	(72,970)	(3,745,550)
Banks | (3.9)%
BOK Financial Corp.	(47,235)	(2,579,976)
US Bancorp	(147,917)	(6,003,951)
Valley National Bancorp	(363,835)	(3,470,986)
		(12,054,913)
Biotechnology | (2.8)%
Amgen, Inc.	(40,210)	(6,028,685)
Exact Sciences Corp. (a)	(393,685)	(2,653,437)
		(8,682,122)
Building Products | (1.4)%
AO Smith Corp.	(57,275)	(4,370,655)
Capital Markets | (3.9)%
Eaton Vance Corp.	(108,774)	(3,646,105)
T Rowe Price Group, Inc.	(61,187)	(4,494,797)
The Goldman Sachs Group, Inc.	(25,188)	(3,954,012)
		(12,094,914)
Construction & Engineering | (1.0)%
KBR, Inc.	(191,569)	(2,965,488)
Consumer Finance | (1.6)%
Capital One Financial Corp.	(69,212)	(4,797,084)
Electronic Equipment, Instruments & Components | (1.0)%
Cognex Corp.	(79,195)	(3,084,645)
Energy Equipment & Services | (1.1)%
National Oilwell Varco, Inc.	(108,725)	(3,381,348)
Food & Staples Retailing | (1.2)%
Wal-Mart Stores, Inc.	(53,265)	(3,648,120)
Food Products | (2.1)%
B&G Foods, Inc.	(104,286)	(3,630,196)
The WhiteWave Foods Co. (a)	(66,785)	(2,714,142)
		(6,344,338)
Health Care Equipment & Supplies | (7.7)%
ABIOMED, Inc. (a)	(43,880)	(4,160,263)
Baxter International, Inc.	(104,222)	(4,281,440)
DexCom, Inc. (a)	(40,895)	(2,777,179)
IDEXX Laboratories, Inc. (a)	(46,765)	(3,662,635)

Description	Shares	Value
Varian Medical Systems, Inc. (a)	(56,027)	$(4,483,280)
Zeltiq Aesthetics, Inc. (a)	(165,155)	(4,485,610)
		(23,850,407)
Health Care Providers & Services | (1.7)%
Express Scripts Holding Co. (a)	(46,405)	(3,187,560)
Owens & Minor, Inc.	(53,489)	(2,162,025)
		(5,349,585)
Hotels, Restaurants & Leisure | (3.8)%
Brinker International, Inc.	(97,615)	(4,485,409)
Jack in the Box, Inc.	(29,200)	(1,865,004)
Wynn Resorts, Ltd.	(58,570)	(5,472,195)
		(11,822,608)
Insurance | (5.8)%
CNO Financial Group, Inc.	(144,635)	(2,591,859)
Lincoln National Corp.	(79,709)	(3,124,593)
Prudential Financial, Inc.	(54,588)	(3,942,345)
The Travelers Cos., Inc.	(47,038)	(5,489,805)
Unum Group	(92,765)	(2,868,294)
		(18,016,896)
Internet & Catalog Retail | (0.9)%
Netflix, Inc. (a)	(25,893)	(2,647,041)
Internet Software & Services | (1.5)%
Demandware, Inc. (a)	(64,255)	(2,512,371)
Pandora Media, Inc. (a)	(247,235)	(2,212,753)
		(4,725,124)
IT Services | (2.2)%
Amdocs, Ltd.	(83,646)	(5,053,891)
PayPal Holdings, Inc. (a)	(47,000)	(1,814,200)
		(6,868,091)
Life Sciences Tools & Services | (2.4)%
Illumina, Inc. (a)	(26,597)	(4,311,640)
PerkinElmer, Inc.	(62,790)	(3,105,593)
		(7,417,233)
Machinery | (1.2)%
Dover Corp.	(57,467)	(3,696,852)
Media | (1.4)%
Discovery Communications, Inc., Class A (a)	(146,880)	(4,205,174)
Multiline Retail | (3.5)%
Big Lots, Inc.	(132,896)	(6,018,860)
Nordstrom, Inc.	(84,845)	(4,853,982)
		(10,872,842)
Pharmaceuticals | (3.1)%
Novartis AG Sponsored ADR	(70,205)	(5,085,650)

Description	Shares	Value
Lazard Fundamental Long/Short Portfolio (concluded)
Novo Nordisk A/S Sponsored ADR	(83,170)	$(4,506,983)
		(9,592,633)
Road & Rail | (1.3)%
Canadian National Railway Co.	(66,180)	(4,133,603)
Semiconductors & Semiconductor Equipment | (2.3)%
Cavium, Inc. (a)	(61,589)	(3,766,783)
Linear Technology Corp.	(76,430)	(3,405,721)
		(7,172,504)
Software | (2.0)%
Paylocity Holding Corp. (a)	(101,491)	(3,322,815)
Zendesk, Inc. (a)	(137,400)	(2,875,782)
		(6,198,597)
Specialty Retail | (1.7)%
Bed Bath & Beyond, Inc. (a)	(53,755)	(2,668,398)
Williams-Sonoma, Inc.	(47,875)	(2,620,678)
		(5,289,076)
Textiles, Apparel & Luxury Goods | (1.0)%
Under Armour, Inc., Class A (a)	(34,815)	(2,953,357)
Thrifts & Mortgage Finance | (1.0)%
BofI Holding, Inc. (a)	(149,910)	(3,199,079)
Total Securities Sold Short
(Proceeds $201,803,100)		(206,542,127)
Total Investments | 103.8% (Identified cost and short proceeds $315,068,314) (b)		$320,760,080
Liabilities in Excess of Cash and Other Assets | (3.8)%		(11,655,259)
Net Assets | 100.0%		$309,104,821

The Lazard Funds, Inc. Notes to Portfolios of Investments March 31, 2016 (unaudited)

(a)	Non-income producing security.
(b)	For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation (depreciation) were as follows:

Portfolio	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
US Equity Concentrated	$930,296,499	$72,323,712	$5,283,138	$67,040,574
US Strategic Equity	109,981,404	10,290,165	3,969,727	6,320,438
US Mid Cap Equity	23,172,429	1,565,762	471,576	1,094,186
US Small-Mid Cap Equity	202,931,715	18,281,095	9,813,598	8,467,497
International Equity	1,021,223,728	59,930,365	60,951,553	(1,021,188)
International Equity Select	25,968,284	1,385,698	2,247,299	(861,601)
International Equity Concentrated	14,385,198	1,055,698	894,806	160,892
International Strategic Equity	7,205,915,241	677,828,534	410,563,876	267,264,658
International Equity Advantage	2,077,920	65,519	181,833	(116,314)
International Small Cap Equity	99,877,042	18,223,645	4,629,805	13,593,840
Global Equity Select	20,435,840	1,599,854	786,182	813,672
Global Strategic Equity	20,165,905	1,341,239	449,786	891,453
Managed Equity Volatility	2,521,285	180,587	89,509	91,078
Emerging Markets Equity	11,507,042,745	1,109,560,600	2,598,252,143	(1,488,691,543)
Emerging Markets Core Equity	112,521,511	3,748,460	8,359,028	(4,610,568)
Developing Markets Equity	353,438,343	25,500,967	38,556,308	(13,055,341)
Emerging Markets Equity Advantage	3,053,021	159,373	292,392	(133,019)
Emerging Markets Equity Blend	279,713,319	20,256,356	37,342,944	(17,086,588)
Emerging Markets Multi Asset	181,355,918	7,317,050	15,943,976	(8,626,926)
Emerging Markets Debt	254,035,211	6,229,698	9,743,137	(3,513,439)
Explorer Total Return	242,085,411	7,039,919	4,708,773	2,331,146
Emerging Markets Income	15,249,006	65,755	202,352	(136,597)
US Corporate Income	243,545,013	3,438,578	5,925,735	(2,487,157)
US Short Duration Fixed Income	95,879,379	169,282	477,544	(308,262)
Global Fixed Income	4,864,401	91,670	188,706	(97,036)
US Realty Income	68,315,763	2,195,570	10,876,890	(8,681,320)
US Realty Equity	79,090,105	15,447,426	2,209,117	13,238,309
Global Realty Equity	5,395,065	660,152	316,628	343,524
Global Listed Infrastructure	2,820,256,700	243,807,800	58,314,033	185,493,767
Capital Allocator Opportunistic Strategies	163,260,817	4,287,758	1,572,780	2,714,978
Enhanced Opportunities	17,019,069	143,935	141,780	2,155
Fundamental Long/Short	315,068,314	17,780,924	12,089,158	5,691,766

(c)	Security valued using Level 2 inputs, based on reference to a similar security which was trading on an active market, under accounting principles generally accepted in the United States of America hierarchy.
(d)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At March 31, 2016, the percentage of net assets for each Portfolio was as follows:

Portfolio	Percentage of Net Assets
Emerging Markets Equity	1.0%
Emerging Markets Equity Advantage	2.1
Emerging Markets Equity Blend	0.3
Emerging Markets Multi Asset	1.4
Emerging Markets Debt	6.4
Explorer Total Return	7.9
Emerging Markets Income	0.3
US Corporate Income	37.1
US Short Duration Fixed Income	1.3
Enhanced Opportunities	1.8

(e)	Issue in default.
(f)	Step up bonds are securities which increase the interest payment rate at a specified point in time. Rate shown reflects rate in effect at March 31, 2016 which may step up at a future date.

(g)	Variable and floating rate securities are securities which interest rate changes are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2016.
(h)	The Portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.
(i)	Some or all of this security position has been pledged to cover collateral requirements on securities sold short.
†	The Investment Company Act of 1940 defines “affiliated companies” to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in “affiliated companies” for Emerging Markets Equity Portfolio for the period ended March 31, 2016 were as follows:

Non-Controlled Affiliates	Number of Shares Held at December 31, 2015	Gross Additions	Gross Reductions	Number of Shares Held at March 31, 2016	Value at March 31, 2016	Investment Income	Realized Gain (Loss)
PPC, Ltd.	33,848,906	—	(251,696)	33,597,210	$27,762,998	$607,607	$(820,952)
Weichai Power Co., Ltd., Class H	57,549,000	13,253,644	—	70,802,644	78,950,012	—	—
Total Affiliated Securities (Value is 1.05% of Net Assets)					$106,713,010	$607,607	$(820,952)

Security Abbreviations:
ADR — American Depositary Receipt	NTN-B — Brazil Sovereign “Nota do Tesouro Nacional” Series B
CDOR — Canadian Dealer Offered Rate	NTN-F — Brazil Sovereign “Nota do Tesouro Nacional” Series F
ETF — Exchange-Traded Fund	NVDR — Open Joint Stock Company
FED OPEN — Federal Funds Effective Rate	PJSC — Public Joint Stock Company
GDR — Global Depositary Receipt	REIT — Real Estate Investment Trust
LIBOR — London Interbank Offered Rate	SDR — Swedish Depositary Receipt

Currency Abbreviations:
AUD — Australian Dollar	MXN — Mexican New Peso
BRL — Brazilian Real	MYR — Malaysian Ringgit
CAD — Canadian Dollar	NGN — Nigerian Naira
CHF — Swiss Franc	NOK — Norwegian Krone
CLP — Chilean Peso	NZD — New Zealand Dollar
CNH — Yuan Renminbi	PEN — Peruvian Nuevo Sol
CNY — Chinese Renminbi	PHP — Philippine Peso
COP — Colombian Peso	PLN — Polish Zloty
CZK — Czech Koruna	RON — New Romanian Leu
DOP — Dominican Republic Peso	RUB — Russian Ruble
EGP — Egyptian Pound	SEK — Swedish Krona
EUR — Euro	SGD — Singapore Dollar
GBP — British Pound Sterling	THB — Thai Baht
HUF — Hungarian Forint	TRY — New Turkish Lira
IDR — Indonesian Rupiah	TWD — Taiwan Dollar
ILS — Israeli Shekel	UGX — Ugandan Shilling
INR — Indian Rupee	USD — United States Dollar
JPY — Japanese Yen	UYU — Uruguayan Peso
KRW — South Korean Won	ZAR — South African Rand
KZT — Kazakhstan Tenge	ZMW — Zambian Kwacha

Counterparty Abbreviations:
BNP — BNP Paribas SA	HSB — HSBC Bank USA NA
BRC — Barclays Bank PLC	JPM — JPMorgan Chase Bank NA
CAN — Canadian Imperial Bank of Commerce	MEL — The Bank of New York Mellon Corp.
CIT — Citibank NA	RBC — Royal Bank of Canada
CSF — Credit Suisse International	SCB — Standard Chartered Bank
DUB — Deutsche Bank AG	SSB — State Street Bank and Trust Co.
GSC — Goldman Sachs International	UBS — UBS AG

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

	Lazard International Equity Portfolio	Lazard International Equity Select Portfolio	Lazard International Equity Concentrated Portfolio	Lazard International Strategic Equity Portfolio	Lazard International Equity Advantage Portfolio	Lazard International Small Cap Equity Portfolio
Industry*
Aerospace & Defense	0.9%	—%	—%	—%	2.3%	—%
Air Freight & Logistics	—	—	—	—	0.2	—
Airlines	1.0	0.9	—	—	3.3	—
Auto Components	2.1	2.2	5.1	1.9	1.6	1.9
Automobiles	0.8	—	3.6	—	3.0	—
Banks	8.1	6.2	4.3	3.9	9.5	2.5
Beverages	4.3	4.9	5.8	6.0	0.2	—
Biotechnology	—	1.7	4.7	2.1	3.5	—
Building Products	2.0	1.9	—	1.8	0.3	2.5
Capital Markets	1.8	0.5	—	1.7	2.1	4.7
Chemicals	—	—	—	2.0	3.0	1.0
Commercial Services & Suppliers	—	—	3.3	—	1.0	2.5
Communications Equipment	—	—	—	—	—	2.7
Construction & Engineering	2.0	1.3	—	—	—	—
Construction Materials	1.1	—	—	1.3	—	—
Consumer Finance	1.2	—	2.7	2.4	0.5	3.6
Containers & Packaging	1.7	1.8	—	2.7	1.3	3.9
Diversified Consumer Services	—	0.4	—	0.3	—	1.9
Diversified Financial Services	—	1.9	—	0.9	0.5	6.7
Diversified Telecommunications Services	3.5	2.5	—	2.9	5.4	1.1
Electric Utilities	1.1	1.3	—	—	3.6	—
Electrical Equipment	—	—	—	—	2.1	1.0
Electronic Equipment, Instruments & Components	—	—	—	—	2.6	4.3
Energy Equipment & Services	—	—	—	—	—	1.2
Food & Staples Retailing	2.9	1.3	—	—	1.7	1.4
Food Products	—	1.1	—	3.3	3.6	2.3
Health Care Providers & Services	—	1.2	—	2.3	1.6	0.9
Health Care Technology	—	—	—	—	—	2.5
Hotels, Restaurants & Leisure	—	1.6	—	2.9	1.6	2.1
Household Durables	1.5	1.0	2.2	—	1.9	3.8
Household Products	—	—	—	—	1.0	—
Industrial Conglomerates	0.8	2.1	—	1.0	—	—
Insurance	8.7	8.3	10.2	8.3	6.8	1.3
Internet & Catalog Retail	—	—	—	—	0.2	—
Internet Software & Services	—	2.2	2.0	1.4	1.0	3.4
IT Services	2.1	2.4	3.5	1.3	0.6	—
Life Sciences Tools & Services	—	—	—	—	0.4	1.1
Machinery	1.0	3.4	3.8	2.5	4.7	8.1
Media	6.3	4.9	6.4	7.0	2.3	2.5
Metals & Mining	0.6	1.3	—	—	1.5	—
Multiline Retail	2.0	1.0	—	2.8	—	2.5
Multi-Utilities	—	—	—	—	0.8	—
Oil, Gas & Consumable Fuels	4.7	1.5	—	2.7	4.0	1.0
Paper & Forest Products	—	—	—	—	0.2	—
Personal Products	1.4	1.7	2.5	—	1.5	1.4
Pharmaceuticals	10.9	9.5	4.5	8.8	7.4	1.7
Professional Services	—	—	—	—	0.5	2.1
Real Estate Investment Trusts (REITs)	—	—	—	—	0.5	1.0
Real Estate Management & Development	3.1	2.7	4.5	2.7	3.7	3.9
Semiconductors & Semiconductor Equipment	2.0	3.5	4.8	2.3	—	—

Software	—	1.4	—	1.8	0.8	—
Specialty Retail	3.7	1.2	5.2	1.4	1.1	3.9
Technology Hardware, Storage & Peripherals	—	1.4	—	—	—	—
Textiles, Apparel & Luxury Goods	—	0.7	—	2.7	—	2.4
Thrifts & Mortgage Finance	—	—	—	—	—	0.9
Tobacco	4.3	4.4	5.4	5.3	2.8	—
Trading Companies & Distributors	2.0	2.1	2.5	—	1.0	3.3
Transportation Infrastructure	1.0	—	—	—	—	1.2
Water Utilities	—	0.9	—	0.6	—	—
Wireless Telecommunication Services	4.8	5.0	7.3	4.5	0.4	—
Subtotal	95.4	95.3	94.3	95.5	99.6	96.2
Repurchase Agreement	5.2	—	—	—	—	—
Short-Term Investments	—	3.5	3.7	4.0	1.8	3.5
Total Investments	100.6%	98.8%	98.0%	99.5%	101.4%	99.7%

*	Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country (continued):

	Lazard Global Equity Select Portfolio	Lazard Global Strategic Equity Portfolio	Lazard Managed Equity Volatility Portfolio
Industry*
Aerospace & Defense	4.7%	—%	2.5%
Airlines	—	1.2	2.5
Auto Components	1.2	—	0.2
Automobiles	—	—	0.6
Banks	0.7	1.8	2.2
Beverages	6.7	7.7	3.4
Biotechnology	2.3	5.5	2.1
Building Products	2.0	—	—
Capital Markets	1.7	—	0.4
Chemicals	2.6	0.7	1.0
Commercial Services & Suppliers	1.0	—	1.9
Communications Equipment	1.6	2.9	0.2
Construction & Engineering	—	—	0.3
Construction Materials	—	—	0.3
Consumer Finance	2.0	—	0.3
Containers & Packaging	—	2.1	1.1
Distributors	—	—	0.3
Diversified Financial Services	2.4	1.4	1.9
Diversified Telecommunications Services	—	1.0	7.6
Electric Utilities	—	—	7.5
Electrical Equipment	2.6	1.0	0.8
Electronic Equipment, Instruments & Components	—	—	2.2
Energy Equipment & Services	2.4	—	—
Food & Staples Retailing	2.8	2.3	2.7
Food Products	1.5	3.4	1.2
Gas Utilities	—	—	0.4
Health Care Equipment & Supplies	—	—	1.3
Health Care Providers & Services	1.0	4.0	2.9
Hotels, Restaurants & Leisure	1.0	1.4	4.7
Household Durables	—	—	0.2
Household Products	1.5	—	1.0
Independent Power Producers & Energy Traders	—	—	0.2
Industrial Conglomerates	—	1.1	1.6
Insurance	5.3	7.3	4.9
Internet Software & Services	5.8	4.8	1.5
IT Services	4.6	7.7	2.7
Leisure Products	—	—	0.2
Life Sciences Tools & Services	3.5	1.9	2.2
Machinery	—	—	0.4
Media	4.1	3.7	3.1
Metals & Mining	—	—	1.0
Multiline Retail	1.4	3.1	2.4
Multi-Utilities	—	—	1.5
Oil, Gas & Consumable Fuels	0.7	3.0	1.5
Personal Products	1.0	—	0.9
Pharmaceuticals	8.0	6.3	3.9
Professional Services	1.0	—	—
Real Estate Investment Trusts (REITs)	—	—	2.6
Real Estate Management & Development	2.4	2.2	4.3
Road & Rail	1.0	1.0	2.1

Semiconductors & Semiconductor Equipment	3.0	2.6	1.2
Software	2.1	4.3	1.1
Specialty Retail	1.5	3.1	2.9
Technology Hardware, Storage & Peripherals	3.6	3.2	0.5
Textiles, Apparel & Luxury Goods	—	1.1	1.1
Thrifts & Mortgage Finance	0.5	—	—
Tobacco	3.6	6.7	0.3
Subtotal	94.8	99.5	97.8
Short-Term Investments	6.5	0.4	3.4
Total Investments	101.3%	99.9%	101.2%

*	Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country (continued):

	Lazard Emerging Markets Equity Portfolio	Lazard Emerging Markets Core Equity Portfolio	Lazard Developing Markets Equity Portfolio	Lazard Emerging Markets Equity Advantage Portfolio	Lazard Emerging Markets Equity Blend Portfolio	Lazard Emerging Markets Multi Asset Portfolio
Industry*
Aerospace & Defense	—%	—%	3.4%	0.2%	0.8%	0.3%
Airlines	—	—	—	0.6	—	—
Auto Components	1.7	0.8	1.1	0.6	3.8	2.2
Automobiles	3.6	1.8	0.9	2.1	1.6	1.3
Banks	24.2	19.6	24.1	16.7	21.6	16.4
Beverages	1.5	1.2	—	1.7	0.8	0.5
Building Products	—	1.0	—	0.4	0.4	0.2
Capital Markets	—	—	—	0.9	0.4	0.2
Chemicals	0.5	2.1	—	2.8	0.5	0.5
Commercial Services & Suppliers	—	1.7	—	—	—	—
Construction & Engineering	—	—	3.1	1.0	1.5	0.7
Construction Materials	1.8	—	3.4	1.4	0.8	0.4
Consumer Finance	—	—	1.5	1.1	1.0	0.5
Containers & Packaging	—	—	—	—	0.4	0.2
Distributors	0.7	—	—	—	—	—
Diversified Consumer Services	—	—	2.4	0.4	1.2	0.5
Diversified Financial Services	—	2.4	—	0.8	0.5	0.5
Diversified Telecommunications Services	3.4	1.4	—	2.8	1.9	1.5
Electric Utilities	0.1	—	—	5.0	—	0.1
Electrical Equipment	0.4	—	1.4	0.6	0.4	0.2
Electronic Equipment, Instruments & Components	2.0	3.4	3.0	2.8	4.2	2.5
Energy Equipment & Services	—	—	0.5	—	—	—
Food & Staples Retailing	2.9	2.7	3.0	1.5	1.2	1.1
Food Products	—	3.4	0.5	1.6	0.3	0.5
Gas Utilities	—	1.6	—	—	—	0.2
Health Care Equipment & Supplies	—	—	—	1.7	—	—
Health Care Providers & Services	—	1.1	—	—	0.2	0.1
Hotels, Restaurants & Leisure	0.7	1.5	1.0	0.6	0.8	0.8
Household Durables	1.2	2.8	1.2	0.6	1.2	0.8
Household Products	1.0	—	—	0.4	0.9	0.6
Industrial Conglomerates	2.2	1.1	—	1.5	1.3	0.9
Insurance	4.0	5.8	3.0	3.9	1.9	1.9
Internet & Catalog Retail	—	1.2	1.8	—	0.9	0.7
Internet Software & Services	5.7	7.0	8.8	5.5	8.6	5.7
IT Services	6.1	—	—	3.1	1.9	1.3
Machinery	1.6	1.0	0.6	0.4	2.1	1.0
Marine	—	—	—	0.4	—	—
Media	—	1.7	1.9	1.7	—	0.8
Metals & Mining	1.6	—	4.8	1.6	1.5	1.2
Multiline Retail	0.9	1.0	0.7	0.2	—	—
Multi-Utilities	—	—	—	—	—	—
Oil, Gas & Consumable Fuels	7.3	1.2	7.8	7.3	6.5	4.9
Paper & Forest Products	—	2.0	—	0.2	—	0.5
Personal Products	0.4	2.9	—	1.0	0.2	0.8
Pharmaceuticals	—	2.7	6.4	1.5	2.0	1.2
Professional Services	—	—	—	—	0.5	0.3
Real Estate Investment Trusts (REITs)	—	1.0	1.5	—	0.5	0.6
Real Estate Management & Development	—	0.7	—	2.7	0.9	0.6
Road & Rail	0.7	—	—	—	0.7	0.5

Semiconductors & Semiconductor Equipment	5.9	8.4	5.7	6.4	7.5	5.6
Software	—	—	—	0.4	—	—
Specialty Retail	0.2	—	—	1.4	0.4	0.2
Technology Hardware, Storage & Peripherals	3.1	4.8	2.5	5.0	3.2	2.3
Textiles, Apparel & Luxury Goods	—	—	1.9	1.6	2.7	1.4
Thrifts & Mortgage Finance	—	—	—	—	0.6	0.3
Tobacco	1.4	—	—	0.7	0.5	0.3
Trading Companies & Distributors	—	—	—	—	—	—
Transportation Infrastructure	1.3	3.4	0.9	1.7	1.3	1.4
Water Utilities	—	1.2	—	—	0.4	0.5
Wireless Telecommunication Services	7.9	3.4	—	4.6	3.7	3.0
Subtotal	96.0	99.0	98.8	101.1	96.2	70.7
Foreign Government Obligations	—	—	—	—	—	17.6
US Treasury Securities	—	—	—	—	—	6.3
Short-Term Investments	3.3	0.2	1.3	—	3.4	4.5
Total Investments	99.3%	99.2%	100.1%	101.1%	99.6%	99.1%

*	Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country (continued):

	Lazard Emerging Markets Debt Portfolio	Lazard Explorer Total Return Portfolio
Industry*
Banks	0.1%	0.2%
Electric Utilities	0.2	1.0
Metals & Mining	0.8	2.2
Oil, Gas & Consumable Fuels	4.0	5.0
Transportation Infrastructure	0.6	—
Subtotal	5.7	8.4
Foreign Government Obligations	92.6	88.7
Purchased Options	—	0.2
Short-Term Investments	0.2	2.1
Total Investments	98.5%	99.4%

*	Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country (continued):

Lazard Global Fixed Income Portfolio
Industry*
Aerospace & Defense	1.7%
Automobiles	3.5
Banks	6.3
Beverages	2.1
Capital Markets	2.5
Containers & Packaging	0.4
Diversified Telecommunications Services	3.6
Electric Utilities	1.6
Food Products	1.5
Health Care Providers & Services	1.5
Independent Power Producers & Energy Traders	0.7
Industrial Conglomerates	1.3
Internet Software & Services	0.6
Machinery	1.6
Media	0.6
Metals & Mining	2.2
Oil, Gas & Consumable Fuels	2.7
Road & Rail	1.0
Specialty Retail	1.0
Technology Hardware, Storage & Peripherals	1.6
Trading Companies & Distributors	0.7
Transportation Infrastructure	1.5
Subtotal	40.2
Foreign Government Obligations	45.2
Supranationals	5.3
US Municipal Bonds	4.7
US Treasury Securities	2.5
Short-Term Investment	0.3
Total Investments	98.2%

*	Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country (continued):

	Lazard Global Realty Equity Portfolio	Lazard Global Listed Infrastructure Portfolio
Industry*
Construction & Engineering	—%	4.8%
Electric Utilities	—	17.3
Gas Utilities	—	5.0
Media	—	9.6
Multi-Utilities	—	8.7
Real Estate Investment Trusts (REITs)	70.4	—
Real Estate Management & Development	26.5	—
Road & Rail	—	20.7
Transportation Infrastructure	—	26.4
Water Utilities	—	3.1
Subtotal	96.9	95.6
Short-Term Investments	3.0	5.3
Total Investments	99.9%	100.9%

*	Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country (concluded):

Lazard Enhanced Opportunities Portfolio
Industry*
Air Freight & Logistics	0.3%
Biotechnology	0.7
Capital Markets	0.2
Chemicals	0.4
Communications Equipment	0.1
Construction Materials	1.0
Consumer Finance	0.3
Diversified Consumer Services	0.3
Diversified Financial Services	1.5
Electrical Equipment	0.2
Food Products	0.6
Health Care Equipment & Supplies	0.9
Health Care Providers & Services	0.1
Household Durables	2.3
Internet & Catalog Retail	0.7
Internet Software & Services	1.3
Leisure Products	0.1
Life Sciences Tools & Services	0.1
Machinery	1.6
Media	0.5
Oil, Gas & Consumable Fuels	0.2
Pharmaceuticals	0.2
Real Estate Investment Trusts (REITs)	1.9
Real Estate Management & Development	1.2
Semiconductors & Semiconductor Equipment	0.1
Software	0.9
Specialty Retail	0.1
Technology Hardware, Storage & Peripherals	0.1
Textiles, Apparel & Luxury Goods	0.8
Subtotal	18.7
Purchased Options	0.1
Short-Term Investment	58.8
Total Investments	77.6%

*	Industry classifications may be different than those used for compliance monitoring purposes.

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about The Lazard Funds, Inc.’s policy regarding valuation of investments and derivative financial instruments, refer to notes to the financial statements.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Lazard Funds, Inc.

By:	/s/ Charles L. Carroll
Charles L. Carroll
Chief Executive Officer

Date: May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles L. Carroll
Charles L. Carroll
Chief Executive Officer

Date: May 27, 2016

By:	/s/ Christopher Snively
Christopher Snively
Chief Financial Officer

Date: May 27, 2016